Registration No. 33-25301
                                                                        811-5685
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

         Pre-Effective Amendment No.
                                     ------------
         Post-Effective Amendment No.     32
                                     ------------
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

         Amendment No.      35
                       ------------

                          Williamsburg Investment Trust
               (Exact Name of Registrant as Specified in Charter)

              312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513)629-2000

                             W. Lee H. Dunham, Esq.
                            Sullivan & Worcester LLP
                             One Post Office Square
                                Boston, MA 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to Rule 485(b)
/ /  on (     )  pursuant to Rule 485(b)
/ /  ___ days after filing pursuant to Rule 485(a)
/X/  on August 1, 1999 pursuant to Rule 485(a)

     The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                          WILLIAMSBURG INVESTMENT TRUST

                  Cross-Reference Sheet Pursuant to Rule 495(a)
                  ---------------------------------------------

          Part A                                            Prospectus
          ------                                            ----------
          Form Item                                         Cross-Reference
          ---------                                         ---------------

1.        Front and Back Cover Pages                        Cover Pages

2.        Risk/Return Summary: Investments,                 Risk/Return
          Risks, and Performance                            Summary

3.        Risk/Return Summary: Fee Table                    Expense
                                                            Information;
                                                            Synopsis of
                                                            Costs and
                                                            Expenses

4.        Investment Objectives, Principal                  Investment
          Investment Strategies, and Related                Objectives,
          Risk Considerations                               Principal
                                                            Investment
                                                            Strategies and
                                                            Related Risks

5.        Management's Discussion of Fund                   Inapplicable
          Performance                                       (Included
                                                            in Annual
                                                            Report)

6.        Management, Organization, and                     Management of
          Capital Structure                                 the Fund

7.        Shareholder Information                           How to Purchase
                                                            Shares; How to
                                                            Redeem Shares;
                                                            How Net Asset
                                                            Value is
                                                            Determined;
                                                            Dividend and
                                                            Capital Gain
                                                            Distributions;
                                                            Dividends,
                                                            Distributions
                                                            and Taxes; Tax
                                                            Status
                                                            Application

8.        Distribution Arrangements                         None

9.        Financial Highlights Information                  Financial
                                                            Highlights
PART B
------
                                                            Caption in
                                                            Statement
                                                            of Additional
Item No.  Registration Statement Caption                    Information
--------  ------------------------------                    -----------

10.       Cover Page and Table of Contents                  Cover Page;
                                                            Table of
                                                            Contents

11.       Fund History                                      Capital Shares
                                                            and Voting

                                       (i)

12.       Description of the Fund and Its                   Investment
          Investments and Risks                             Objective and
                                                            Policies;
                                                            Description of
                                                            Bond Ratings;
                                                            Investment
                                                            Limitations;
                                                            Allocation of
                                                            Trust Expenses

13.       Management of the Fund                            Trustees and
                                                            Officers

14.       Control Persons and Principal Holders             Trustees and
          of Securities                                     Officers

15.       Investment Advisory and Other Services            The Investment
                                                            Adviser;
                                                            Administrator;
                                                            Other Services

16.       Brokerage Allocation and Other                    Brokerage
          Practices

17.       Capital Stock and Other Securities                Capital Shares
                                                            and Voting

18.       Purchase, Redemption and Pricing of               Net Asset Value
          Shares                                            Determination;
                                                            Special
                                                            Shareholder
                                                            Services;
                                                            Purchase of
                                                            Shares;
                                                            Redemption of
                                                            Shares

19.       Taxation of the Fund                              Additional Tax
                                                            Information

20.       Underwriters                                      Distributor

21.       Calculation of Performance Data                   Calculation of
                                                            Performance
                                                            Data

22.       Financial Statements                              Financial
                                                            Statements and
                                                            Reports
PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                       THE
                             FLIPPIN, BRUCE & PORTER
                                      FUNDS

                                     [LOGO]

                           FBP Contrarian Equity Fund
                          FBP Contrarian Balanced Fund

                                   PROSPECTUS
                                 AUGUST 1, 1999


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                  NO-LOAD FUNDS

PROSPECTUS                                                         NO-LOAD FUNDS
August 1, 1999



                                       THE
                             FLIPPIN, BRUCE & PORTER
                                      FUNDS

                                     [LOGO]


                           FBP Contrarian Equity Fund
                          FBP Contrarian Balanced Fund


The FBP CONTRARIAN EQUITY FUND seeks long term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

The FBP CONTRARIAN BALANCED FUND seeks long term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.

The FBP  Contrarian  Equity  Fund  and the FBP  Contrarian  Balanced  Fund  (the
"Funds")  are  NO-LOAD,   diversified,   open-end  series  of  the  Williamsburg
Investment Trust, a registered management investment company.



This Prospectus has information you should know before you invest. You should read it carefully and keep it for future reference.

TABLE OF CONTENTS


Risk/Return Summary
Expense Information
Investment Objectives, Principal Investment
    Strategies and Related Risks
How to Purchase Shares
How to Redeem Shares
How Net Asset Value is Determined
Management of the Funds
Dividends, Distributions and Taxes
Financial Highlights
Application

RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The EQUITY FUND'S investment objective is long term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

The BALANCED FUND'S investment objective is long term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

In seeking to achieve the investment objectives of both the Equity Fund and the Balanced Fund, a "contrarian" investment strategy is used. Contrarian investing seeks to acquire the securities of companies which, in the Advisor's judgment, are undervalued, usually because they are out of favor with most of the investment community. A company's securities may be out of favor due to earnings declines, business or economic cycle slumps, competitive problems, litigation, product obsolescence and other reasons.

THE EQUITY FUND

The Equity Fund will invest in a variety of companies, industries and economic sectors to seek the best opportunities for capital appreciation and growth with limited risk. The Fund will be primarily invested in the securities of established companies having operating histories of 10 years or longer and having a market capitalization of $500 million or more.

The Equity Fund intends to remain fully invested at all times. Equity securities will normally comprise 70-100% of the Fund's assets, while money market instruments will comprise 0-30%. The use of money market instruments enables the Fund to earn interest while satisfying its working capital needs, such as the accumulation of liquid reserves for anticipated acquisition of portfolio securities.

THE BALANCED FUND

The Balanced Fund invests in both equity and fixed income securities. Equity securities are acquired for capital appreciation or a combination of capital appreciation and income. Fixed income securities, which include corporate debt obligations and U.S. Government Securities, are acquired for income and secondarily for capital appreciation.

The percentage of assets invested in equities, fixed income securities and money market instruments will vary from time to time depending upon the Advisor's judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. Depending upon the Advisor's determination of market and economic conditions, investment emphasis may be placed on equities or fixed income securities as reflected in the table below.

This allocation between stocks and bonds creates an opportunity for investors to receive competitive returns of capital growth and income while maintaining diversification. Under normal market conditions the Balanced Fund's portfolio allocation ranges will be as follows:

                  % of Total Assets
                  -----------------

         Equity Securities          40-70%
         Fixed Income Securities    25-50%
         Money Market Instruments   0-35%

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The return on and value of an investment in each of the Funds will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, there is a risk that you could lose money by investing in the Funds.

The fixed income securities in which the Balanced Fund will invest are also subject to fluctuation in value. Such fluctuations may be based on movements in interest rates or from changes in creditworthiness of the issuers, which may result from adverse business and economic developments or proposed corporate transactions, such as a leveraged buy-out or recapitalization of the issuer.

The Funds may write covered call options. If the Advisor is incorrect in its expectations and the market price of a stock subject to a call option rises above the exercise price of the option, the Funds will lose the opportunity for further appreciation of that security.

The contrarian approach of the Advisor searches for securities that are "out of favor" in the market. If securities selected by the Advisor never regain a favorable position in the market, the Funds may not realize their investments objectives.

PERFORMANCE SUMMARY

The bar charts and performance tables shown below provide an indication of the risks of investing in the Funds by showing the changes in the performance of the Funds from year to year since the Funds' inception and by showing how the average annual returns of the Funds compare to those of broad-based securities market indices. How the Funds have performed in the past is not necessarily an indication of how the Funds will perform in the future.

EQUITY FUND

4.62%       30.41%      22.76%      25.42%      17.92%

[bar chart]

1994        1995        1996        1997        1998

During the period shown in the bar chart, the highest return for a quarter was 24.61% during the quarter ended December 31, 1998 and the lowest return for a quarter was -15.36% during the quarter ended September 30, 1998.

BALANCED FUND

-7.87%   27.30%   14.37%   9.96%   1.86%   25.68%   16.56%   20.63%   15.14%

[bar chart]

 1990    1991     1992     1993    1994    1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a quarter was 16.44% during the quarter ended December 31, 1998 and the lowest return for a quarter was -13.02% during the quarter ended September 30, 1990.


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1998*

                                                                      Since
                                      One Year      Five Years      Inception**

Equity Fund                            17.92%         19.89%          19.30%
Standard & Poor's 500 Index***         28.58%         24.06%          _____%
Balanced Fund                          15.14%         15.69%          12.37%
Standard & Poor's 500 Index***         28.58%         24.06%          _____%
Lipper Balanced Fund Index ****        _____%         _____%          _____%

* The Equity Fund's and the Balanced Fund's year-to-date return as of June 30, 1999 is ____% and ____%.

** The inception date of the Equity Fund was June 30, 1993 and the inception date of the Balanced Fund was July 3, 1989.

*** The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

**** [Describe Index]

EXPENSE INFORMATION

This table describes the fees and expenses that you will pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES
(fees paid directly from your investment):                          None

ANNUAL FUND OPERATING EXPENSES:
(expenses that are deducted from Fund assets)

                                              Equity              Balanced
                                               Fund                 Fund
                                               ----                 ----

Management Fees                                0.75%                0.75%
Administrator's Fees                           0.20%                0.20%
Other Expenses                                 0.13%                0.09%
                                               -----                -----
Total Annual Fund Operating Expenses           1.08%                1.04%
                                               =====                =====

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          Equity Fund              Balanced Fund
                          -----------              -------------

         l Year            $ ______                  $ _______
         3 Years           $ ______                  $ _______
         5 Years           $ ______                  $ _______
        10 Years           $ ______                  $ _______


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

A description of the investment objective and policies of each Fund appears below. The investment objective of each Fund may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund's shares.

INVESTMENT OBJECTIVES

THE EQUITY FUND

The investment objective of the Equity Fund is long term growth of capital through investment in a diversified portfolio comprised primarily of equity securities. As income is a secondary objective, any income produced will be a by-product of the effort to achieve the Equity Fund's primary objective.



THE BALANCED FUND

The investment objective of the Balanced Fund is long term capital appreciation and current income by investing in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.



PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT SELECTION - EQUITY FUND AND BALANCED FUND

The concept of "contrarian" investing used in both the Equity Fund and the Balanced Fund seeks to acquire the securities of companies which, in the Advisor's judgment, are undervalued in the securities markets. Candidates for such contrarian investment will usually include the equity securities of domestic, established companies.

The Advisor believes that the securities of well managed companies which may be temporarily out of favor due to earnings declines or other adverse developments, such as competitive problems, litigation or product obsolescence, are likely to provide a greater total investment return than securities of companies which are favored by most investors because of actual or anticipated favorable developments. The reason, the Advisor believes, is that the prices of securities of "out of favor" companies often tend to be driven lower than fundamentally derived values because of overly pessimistic investor expectations, while the prices of securities of "in favor" companies tend to be driven higher than fundamentally derived values because of overly optimistic investor perceptions.

No assurance can be given, of course, that the Advisor will be correct in its expectations of recovery for the securities selected for the Funds' portfolios. While portfolio securities are generally acquired for the long term, they will be sold when the Advisor believes that:

(a) the anticipated price appreciation has been achieved or is no longer probable;

(b)  alternate investments offer superior total return prospects; or

(c) the risk of decline in market value is increased. In an attempt to reduce overall portfolio risk, provide stability, and to meet operations and cash needs of both of the Funds, and generate income for the Balanced Fund, the Advisor allocates a portion of the Equity Fund's assets to money market instruments, and a portion of the Balanced Fund's assets to fixed income securities as well as money market instruments.


As a temporary defensive measure, when the Advisor determines that market conditions warrant, the Equity Fund and the Balanced Fund may depart from their normal investment objective and money market instruments may be emphasized, even to the point that 100% of either Fund's assets may be so invested. When a temporary defensive position is taken by a Fund, it may not be able to achieve its investment objective.

EQUITY SELECTION. The Advisor will invest the Funds' assets among various companies, industries and economic sectors in an attempt to take advantage of what the Advisor believes are the best opportunities for capital appreciation and growth with limited risk.

The Equity Fund and the equity portion of the Balanced Fund will be primarily invested in the securities of established companies, having operating histories of 10 years or longer and having a market capitalization of $500 million or more, which are undervalued in the Advisor's opinion. In determining whether an equity security is undervalued, the Advisor considers, among other things:

o    research material generated by the brokerage community;
o    investment and business publications and general investor attitudes;
o valuation with respect to price-to-book value, price-to-sales, price-to-cash flow, price-to-earnings ratios and dividend yield, compared to historical valuations and future prospects for the company as judged by the Advisor; and
o    periodic company reports and announcements.


In order to implement the Funds' contrarian strategy, the Advisor allocates the total portfolio of the Equity Fund, and the equity portion of the Balanced Fund's portfolio as follows:

Freshly identified contrarian securities will normally comprise approximately 25% of the equities held by the Funds. Such securities will be of companies which the Advisor believes have reached the low point of their business cycle and have, as a result, fallen out of favor with most of the investment community. Such companies must, in the Advisor's assessment, possess the capability to achieve full recovery of business and economic viability, as well as investment community favor, within a typical time frame of from three to four years.

Securities of recovering companies will normally comprise approximately 50% of the equities held by the Funds. Such companies will be evidencing varying degrees of recovery from their business cycle low points and the investment community will, in varying degrees, be recognizing this recovery. Recognition may take many forms, some of which may be in the form of favorable research reports and purchase recommendations by brokerage firms and other investment professionals, renewed institutional interest in the form of reported large block purchase transactions and/or favorable market price movements relative to the stock market as a whole. Such securities, considered by many to be so called "value" purchases, are considered by the Advisor to have attractive potential for long term capital appreciation and growth.

Securities of recovered companies will normally comprise approximately 25% of the equities held by the Funds. These once contrarian issues are now at or near the top of the Advisor's growth and price expectations, have generally achieved renewed favor of the investment community and are, generally, candidates for the option writing activities described herein or for other disposition in order to realize their capital gains potential.

FIXED INCOME SELECTION. The Balanced Fund's fixed income investments may include corporate debt obligations and "U.S. Government Securities." The Balanced Fund will generally invest in obligations which mature in one to ten years from the date of purchase except when, in the Advisor's opinion, long term interest rates are expected by the Advisor to be in a declining trend, in which case maturities may extend to thirty years.


Corporate debt obligations will consist primarily of "investment grade" securities rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or, if not rated, of equivalent quality in the Advisor's opinion. Corporate debt obligations are acquired primarily for their income return and secondarily for capital appreciation. Those acquired for their capital appreciation potential may be "contrarian" issues as described herein. For example, fixed income securities of companies and/or industries at the low point of their business cycle often experience a downgrading of their quality ratings by Moody's, S&P or other rating services, generally resulting in reduced prices for such securities. The Advisor believes such downgraded debt obligations often represent opportunities for capital appreciation as well as current income and will acquire such securities after a downgrading where it believes that the company's financial condition (and therefore its quality ratings) will be improving. Such downgraded securities will usually be rated less than A by Moody's and S&P.

The Advisor expects that U.S. Government Securities will normally comprise at least 10% of the Balanced Fund's total assets. "U.S. Government Securities" include direct obligations of the U.S. Treasury, securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government, or any of the foregoing subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Funds or to either Fund's shares.

MONEY MARKET INSTRUMENTS. Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities and corporate debt securities (including those subject to repurchase agreements), bankers' acceptances and certificates of deposit of domestic branches of U.S. banks and commercial paper, including variable amount demand master notes. At the time of purchase, money market instruments will have a short-term rating in the highest category by Moody's or S&P or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or S&P or, if not so rated, of equivalent quality in the Advisor's opinion.

OPTIONS. When the Advisor believes that individual portfolio securities within the Equity Fund and Balanced Fund are approaching the top of the Advisor's growth and price expectations, covered call options ("Calls") may be written
(sold) against such securities in a disciplined approach to selling portfolio securities.

When the Funds write a call, they receive a premium and agree to sell the underlying security to a purchaser of a corresponding call at a specified price ("strike price") by a future date ("exercise date"). To terminate its obligation on a call the Fund has written, it may purchase a corresponding call in a "closing purchase transaction". A profit or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium (net of transaction costs) previously received on the call written.

The Funds may realize a profit if the call it has written lapses unexercised, in which case the Funds keep the premium and retain the underlying security as well. If a call written by one of the Funds is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying security over the exercise price plus the premium received. The Funds write options only for hedging purposes and not for speculation where the aggregate value of the underlying obligations will not exceed 25% of a Fund's net assets. If the Advisor is incorrect in its expectations and the market price of a stock subject to a call option rises above the exercise price of the option, the Funds will lose the opportunity for further appreciation of that security.

The Funds will only write options which are issued by the Options Clearing Corporation and listed on a national securities exchange. Call writing affects the Funds' portfolio turnover rate and the brokerage commissions paid. Commissions for options, which are normally higher than for general securities transactions, are payable when writing calls and when purchasing closing purchase transactions.



RELATED RISKS


To the extent that the Equity Fund's portfolio is fully invested in equity securities, and the major portion of the Balanced Fund's portfolio is invested in equity securities, it may be expected that the net asset value of each Fund will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Stocks and other equity securities are subject to market risks (rapid increase or decrease in value or liquidity of the security) and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, there is a risk that you could lose money by investing in the Funds. In addition, there is the risk that "out of favor" companies, selected by the Advisor, will never regain a favorable position in the market.


The value of the Balanced Fund's fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Consequently, should interest rates increase or the creditworthiness of an issuer deteriorate which may result from adverse business and economic developments or proposed corporate transactions, such as a leveraged buy-out or recapitalization of the issuer, the value of the Balanced Fund's fixed income securities would decrease in value, which would have a depressing influence on the Balanced Fund's net asset value.

At times when fixed income investments are emphasized, the Balanced Fund's net asset value would not be subject to as much stock market volatility but may be expected to fluctuate inversely with the direction of interest rates. The Advisor believes that, by utilizing the investment policies described herein, the Balanced Fund's net asset value may not rise as rapidly or as much as the stock market (as represented by the S&P 500 Index) during rising market cycles, but that during declining market cycles, the Balanced Fund would not suffer as great a decline in its net asset value as the S&P 500 Index. This should result, in the Advisor's opinion, in the Balanced Fund and its shareholders experiencing less volatile year-to-year total returns than would be experienced by the S&P 500 Index.

Corporate debt obligations rated less than A have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities.


HOW TO PURCHASE SHARES

There are NO SALES COMMISSIONS charged to investors. You may obtain assistance in opening an account from Countrywide Fund Services, Inc. (the "Administrator") by calling 1-800-443-4249, or by writing to the Funds at the address shown below for regular mail orders. You may also obtain assistance through any broker-dealer authorized to sell shares of the Funds. The broker-dealer may charge you a fee for its services.

Your investment will purchase shares at a Fund's net asset value next determined after your order is received by the Funds in proper order as indicated herein. The minimum initial investment in the Funds is $25,000. The minimum for an Individual Retirement Account ("IRA") or self employed retirement plan ("Keogh Plan") is $1,000. The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.



Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. All orders received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m. Eastern time, will purchase shares at the net asset value next determined on that business day. If your order is not received by 4:00 p.m. Eastern time, your order will purchase shares at the net asset value determined on the next business day.

You should be aware that the Funds' account application contains provisions in favor of the Funds, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Funds or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to the appropriate Fund, and mail it to:

     The Flippin, Bruce & Porter Funds
     c/o Shareholder Services
     P.O. Box 5354
     Cincinnati, Ohio 45201-5354

BANK WIRE ORDERS. You may invest directly by bank wire. To establish a new account or add to an existing account by wire, please call the Funds at 1-800-443-4249 before wiring funds to advise the Funds of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

     Firstar Bank, NA
     ABA# 042000013
     For Williamsburg Investment Trust #485777056
     For either   FBP Contrarian Equity Fund or
                  FBP Contrarian Balanced Fund

(Shareholder name and account number or tax identification number)

It is important that the wire contain all the information and that the Funds receive prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Funds as described under "Regular Mail Orders" above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $1,000, or $300 for IRAs and Keoghs) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Funds at 1-800-443-4249 to alert the Funds that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables you to make regular monthly or quarterly investment in shares through automatic charges to your checking account. With your authorization and bank approval, the Administrator will automatically charge your checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the 15th day and/or the last business day of the month or both. You may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

EXCHANGE PRIVILEGE. You may use proceeds from the redemption of shares of either Fund to purchase shares of the other Fund. Shares of either Fund may also be exchanged for the following money market funds:

Institutional  Government Income Fund (a series of Countrywide Investment Trust)
- invests in short-term U.S. Government obligations and seeks high current income, consistent with protection of capital.

Tax-Free Money Fund (a series of Countrywide Tax-Free Trust)-invests in high quality, short-term municipal obligations and seeks the highest level of interest income that is exempt from federal income tax, consistent with protection of capital.

Shares of the Institutional Government Income Fund and the Tax-Free Money Fund acquired via exchange may be reexchanged for shares of either Fund at net asset value.

There is no charge for this exchange privilege. Exchanges may only be made for shares of funds then offered for sale in your state of residence. Before making an exchange, you should read the Prospectus relating to the fund into which the shares are to be exchanged. The shares of the fund to be acquired will be purchased at the net asset value next determined after acceptance of the exchange request in writing by the Administrator. The exchange of shares of one fund for shares of another fund is treated, for federal income tax purposes, as a sale on which you may realize taxable gain or loss. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, each Fund reserves the right to terminate or modify the exchange offer upon 60 days' notice to shareholders.

EMPLOYEES AND AFFILIATES OF THE FUNDS. The minimum purchase requirement is not applicable to accounts of Trustees, officers or employees of the Funds or certain parties related thereto. The minimum initial investment for such accounts is $1,000.



HOW TO REDEEM SHARES

You may redeem shares of the Funds on each day that the Funds are open for business by sending a written request to the Funds. The Funds are open for business on each day the New York Stock Exchange (the "Exchange") is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the Funds' portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to 4:00 p.m. Eastern time, will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $1,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 60 days' written notice. If you bring your account value up to $1,000 or more during the notice period, your account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Administrator at 1-800-443-4249, or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to The Flippin, Bruce & Porter Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the Equity Fund or the Balanced Fund, the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)   any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, a Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. You may reduce or avoid such delay (which may take up to 15 days) by purchasing by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt by the Administrator of your request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares.

The Funds may suspend redemption privileges or postpone the date of payment (1) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by them, or to fairly determine the value of their assets, and (3) for such other periods as the Commission may permit.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). You may not redeem shares of the Funds by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Funds. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds.

There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.


SIGNATURE GUARANTEES. To protect your account and the Funds from fraud, signature guarantees are required to be sure that you are the person who has authorized a redemption in an amount over $25,000 or a change in registration or standing instructions for your account. Signature guarantees are required for
(1) requests to redeem shares having a value of greater than $25,000, (2) change of registration requests, (3) requests to establish or change redemption services other than through your initial account application, and (4) if the name(s) or the address on your account has been changed within 30 days of your redemption request. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption or change of registration.

SYSTEMATIC WITHDRAWAL PLAN. If your shares of either Fund are valued at $25,000 or more at the current offering price, you may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Funds will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. You may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to the your bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by writing the Funds.

HOW NET ASSET VALUE IS DETERMINED

The net asset value of each Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value. Calls written by the Funds are valued at the then current market quotation, using the ask price, as of the close of each day on the principal exchanges on which they are traded. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR. Subject to the authority of the Board of Trustees, Flippin, Bruce & Porter, Inc. (the "Advisor") provides the Funds with a continuous program of supervision of each Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to Investment Advisory Agreements with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.


The Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. John T. Bruce is primarily responsible for managing the portfolio of each Fund and has acted in this capacity since the Funds' inception. Mr. Bruce has been a principal of the Advisor since the founding of the firm in 1985.


Compensation of the Advisor, based upon each Fund's average daily net assets, is at the following annual rates: On the first $250 million, 0.75%; on the next $250 million, 0.65%; on assets over $500 million, 0.50%.


YEAR 2000 READINESS. Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Funds could be adversely impacted if the computer systems used by the Advisor and other service providers have not been converted to meet the requirements of the new century. The Advisor has evaluated its internal systems and expects them to handle the change of millennium. The Advisor is monitoring on an ongoing basis the progress of the Funds' service providers to convert their systems to comply with the requirements of the Year 2000. The Advisor currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Funds to enter into agreements with new service providers or to make other arrangements.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code") and will distribute all of its net income and realized capital gains to shareholders. Shareholders are liable for taxes on distributions of net income and realized capital gains of the Funds but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Funds intend to declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities and premiums from expired options realized through October 31 of that year. Each Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Funds at the end of each year. The Funds intend to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens or residents of the U.S.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains for either Fund. Current practice of the Funds, subject to the discretion of the Board of Trustees, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Funds unless the shareholder requests in writing to receive dividends and/or capital gains distributions in cash. That request must be received by the Funds prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Funds.



FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by ___________________, whose report, along with the Funds' financial statements, are included in the Statement of Additional Information, which is available upon request.

[To be inserted.]

INVESTMENT ADVISOR
Flippin, Bruce & Porter, Inc.
800 Main Street, Suite 202
P. O. Box 6138
Lynchburg, Virginia 24505
800-FBP-9375

ADMINISTRATOR
Countrywide Fund Services, Inc.
P. O. Box 5354
Cincinnati, Ohio 45201-5354
800-443-4249


CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
______________________________
______________________________


LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

OFFICERS
John M. Flippin, President
John T. Bruce, Vice President and
  Portfolio Manager
R. Gregory Porter, III, Vice President


TRUSTEES
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt, III

Additional information about the Funds is included in the Statement of Additional Information ("SAI") and which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-800-443-4249 (Nationwide).

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

File No. 811-5685

PROSPECTUS
August 1, 1999

                        THE GOVERNMENT STREET EQUITY FUND
                                 A No-Load Fund

The investment objective of The Government Street Equity Fund is to seek capital appreciation through the compounding of dividends and capital gains, both realized and unrealized. The Fund will seek to attain its objective by investing in common stocks.


                               INVESTMENT ADVISOR
                          T. Leavell & Associates, Inc.
                                 Mobile, Alabama




TABLE OF CONTENTS

Risk/Return Summary                                                            2
Expense Information                                                            4
How to Purchase Shares                                                         5
How to Redeem Shares                                                           7
How Net Asset Value is Determined                                              8
Management of the Fund                                                         9
Dividends, Distributions and Taxes                                            10
Financial Highlights                                                          11


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek capital appreciation through the compounding of dividends and of capital gains, both realized and unrealized. The Fund will seek to obtain its objective by investing in common stocks.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund's portfolio consists primarily of the common stocks of medium to large capitalization companies which are broadly diversified among economic sectors and industries. The Fund generally will remain fully invested in common stocks.

The Fund is governed by an investment philosophy that seeks to reduce risk (the variability of returns) in the portfolio while increasing compounded returns. The Advisor combines quantitative analysis of securities with more basic fundamental analysis to construct an efficiently diversified portfolio.

The selection process begins with a stock list of approximately 550 common stocks. This list is the S&P 500 plus "special consideration" stocks. The stocks on this list are screened monthly for fundamental strength based on balance sheet quality and financial ratios (including but not limited to debt/equity, return on equity, return on assets and net worth). The net result is a stock universe of approximately 350 stocks.

Stocks in the universe are then characterized by their diversification characteristics. Stocks are grouped into either "growth" or "value" stocks (depending upon their respective price/book values). Each group ("growth" or "value") is then sorted into capitalization sectors (small, medium or large) using the capitalization sector weightings of the S&P 500 as benchmarks. These six sectors are the basis for the diversification that is inherent in the portfolio.

To ensure broad diversification, a target representation for each sector is established. There is equal representation of "growth" and "value" stocks. The capitalization distribution is based on the sector weightings of the S&P 500.

An optimization program is then employed to suggest the most efficient combination of stocks in terms of risk and return. The optimization program is based upon the expected return of each stock, the historical variability of each stock and the statistical relationships between all stock pairs in the universe. The optimization process is subject to constraints that limit the amount of exposure of any one stock (to no more than approximately 4% of the portfolio). The result of the optimization is a portfolio that is broadly diversified.

The performance of the Fund and of its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated, and it is re-balanced periodically.

Money market instruments may be purchased for temporary defensive purposes when the Advisor believes the prospect for capital appreciation in the equity securities markets is not attractive. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. Money market instruments will typically represent a portion of the Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to general economic conditions, political stability and other factors. The Fund's portfolio might also decrease in value in response to the activities and financial prospects of an individual company in the Fund's portfolio. As a result, there is a risk that you could lose money by investing in the Fund.

While medium-sized companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of medium sized companies may be subject to wider price fluctuations.

PERFORMANCE SUMMARY

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year over the past seven years and by showing how the average annual returns of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[bar chart}

6.04%     3.15%    -2.78%     27.42%    21.48%    27.84%   23.73%

1992      1993      1994      1995      1996      1997     1998

During the period shown in the bar chart, the highest return for a quarter was 20.92% during the quarter ended December 31, 1998 and the lowest return for a quarter was -9.05% during the quarter ended September 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1998*

                               One Year      Five Years        Since Inception
                                                                (June 3, 1991)
Government Street
 Equity Fund                    23.73%          18.94%               15.19%
Standard & Poor's
 500 Index**
(dividends excluded)            28.58%          24.06%               _____%

*The Fund's year-to-date return as of June 30, 1999 was ___%.
**The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

EXPENSE INFORMATION

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment):           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees                                                  0.60%
     Administrator's Fees                                             0.20%
     Other Expenses                                                   0.50%
                                                                      -----
     Total Annual Fund Operating Expenses                             0.85%
                                                                      =====

EXAMPLE

This Example is intend to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1  years         $____
                       3  years         $____
                       5  years         $____
                       10 years         $____

HOW TO PURCHASE SHARES

There are NO SALES COMMISSIONS charged to investors. You may obtain assistance in opening an account from Countrywide Fund Services, Inc. (the "Administrator") by calling 1-800-443-4249, or by writing to the Fund at the address shown below for regular mail orders. You may also obtain assistance through any broker-dealer authorized to sell shares of the Fund. The broker-dealer may charge you a fee for its services.

Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund in proper order as indicated herein. The minimum initial investment in the Fund is $5,000 ($1,000 for an individual retirement account or self-employed retirement (KEOGH) plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. All orders received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m. Eastern time, will purchase shares at the net asset value next determined on that business day. If your order is not received by 4:00 p.m. Eastern time, your order will purchase shares at the net asset value determined on the next business day.



You should be aware that the Fund's account application contains provisions in favor of the Fund, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to The Government Street Equity Fund, and mail it to:

         The Government Street Equity Fund
         c/o Shareholder Services
         P.O. Box 5354
         Cincinnati, Ohio 45201-5354

BANK WIRE ORDERS. You may invest directly by bank wire. To establish a new account or add to an existing account by wire, please call the Funds at 1-800-443-4249 before wiring funds to advise the Funds of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

         Firstar Bank, NA
         ABA# 042000013
         For Williamsburg Investment Trust #485777056
         For The Government Street Equity Fund
         (Shareholder name and account number or tax identification number)

It is important that the wire contain all the information and that the Fund receive prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Fund as described under "Regular Mail Orders" above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $500) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Fund at 1-800-443-4249 to alert the Fund that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables you to make regular monthly or quarterly investment in shares through automatic charges to your checking account. With shareholder authorization and bank approval, the Administrator will automatically charge your checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the 15th day and/or the last business day of the month or both. You may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

HOW TO REDEEM SHARES

You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The Fund is open for business on each day the New York Stock Exchange (the "Exchange") is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to 4:00 p.m. Eastern time will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $1,000 (due to redemptions or transfers, but not due to market action) upon 60 days' written notice. If the shareholder brings his account value up to $1,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Administrator, at 1-800-443-4249, or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to The Government Street Equity Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2) any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. You may reduce or avoid such delay (which may take up to 15 days) if you purchase by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt of your request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized persons, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). You may not redeem shares of the Fund by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Fund. You can change your redemption instructions any time you wish by filing a letter including your new redemption instructions with the Fund.


SIGNATURE GUARANTEES. To protect your account and the Funds from fraud, signature guarantees are required to be sure that you are the person who has authorized a redemption in an amount over $25,000 or a change in registration or standing instructions for your account. Signature guarantees are required for
(1) requests to redeem shares having a value of greater than $25,000, (2) change of registration requests, (3) requests to establish or change redemption services other than through your initial account application, and (4) if the name(s) or the address on your account has been changed within 30 days of your redemption request. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption or change of registration.


SYSTEMATIC WITHDRAWAL PLAN. If your Fund shares are valued at $10,000 or more at the current offering price, you may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. You may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to your bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by writing the Fund.

HOW NET ASSET VALUE IS DETERMINED

The net asset value of the Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. Common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

MANAGEMENT OF THE FUND


INVESTMENT ADVISOR. Subject to the authority of the Board of Trustees, T. Leavell & Associates, Inc., 150 Government Street, P.O. Box 1307, Mobile, Alabama 36633 (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor also serves as investment advisor to The Government Street Bond Fund and The Alabama Tax Free Bond Fund (two series of the Trust), the subjects of separate prospectuses.

Thomas W. Leavell is primarily responsible for managing the portfolio of the Fund. Mr. Leavell, who has served as portfolio manager since the Fund's inception, has been a principal of the Advisor since the founding of the firm in 1979. Mr. Leavell holds a B.S. degree from Auburn University and an M.B.A. from the University of Kentucky.

Compensation of the Advisor with respect to the Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $100 million, 0.60%; on assets over $100 million, 0.50%.

YEAR 2000 READINESS. Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Fund could be adversely impacted if the computer systems used by the Advisor and other service providers have not been converted to meet the requirements of the new century. The Advisor has evaluated its internal systems and expects them to handle the change of millennium. The Advisor is monitoring on an ongoing basis the progress of the Fund's service providers to convert their systems to comply with the requirements of the Year 2000. The Advisor currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Fund to enter into agreements with new service providers or to make other arrangements.


DIVIDENDS, DISTRIBUTIONS AND TAXES


Shareholders are liable for taxes on distributions of net income and realized capital gains of the Fund but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Fund intends to declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities realized through October 31 of that year. The Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Fund at the end of each year. The Fund intends to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the U.S. The Fund expects that its distributions will consist primarily of capital gains.


There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains. Current practice of the Fund, subject to the discretion of the Board of Trustees, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Fund unless the shareholder requests in writing to receive dividends and/or capital gains distributions in cash. That request must be received by the Fund prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller and Baker, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

[To be inserted.]

THE GOVERNMENT STREET EQUITY FUND

INVESTMENT ADVISOR
T. Leavell & Associates, Inc.
150 Government Street
Post Office Box 1307
Mobile, Alabama 36633

ADMINISTRATOR
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249


CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
______________________________
______________________________
______________________________


LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109


BOARD OF TRUSTEES
Richard Mitchell, President
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt, III

PORTFOLIO MANAGER
Thomas W. Leavell

Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-800-443-4249.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009

File No. 811-5685

PROSPECTUS
August 1, 1999

                         THE GOVERNMENT STREET BOND FUND
                                 A No-Load Fund

The investment objectives of The Government Street Bond Fund are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation.


                               INVESTMENT ADVISOR
                          T. Leavell & Associates, Inc.
                                 Mobile, Alabama




TABLE OF CONTENTS

Risk /Return Summary
Expense Information
How to Purchase Shares
How to Redeem Shares
How Net Asset Value is Determined
Management of the Fund
Additional Investment Information
Dividends, Distributions and Taxes
Financial Highlights

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objectives are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

In seeking to achieve the Fund's investment objectives, the Fund will emphasize preservation of capital by limiting investments in the portfolio to fixed income securities in the four highest quality ratings. These securities are referred to as "investment grade."

Under normal circumstances, approximately 40% of the Fund's total assets will be invested in U.S. Government Securities. These include U.S. Treasury securities and securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government. The Fund may also invest in corporate debt securities.

The maturities of securities in the portfolio will range from less than one year to fifteen years from the date of purchase. The Fund will be adjusted from time to time to maintain an average maturity of between three and seven years, depending upon the Advisor's market interest rate forecasts.

Money market instruments may be purchased when the Advisor believes interest rates are rising, the prospect for capital appreciation in the longer term fixed income securities markets is not attractive, or when the "yield curve" favors short-term fixed income securities versus longer term fixed income securities. Money market instruments will typically represent a portion of the Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

The Adviser will select corporate bonds and/or notes based on the overall credit quality of the issuer, the bonds' relative interest rate spread over U.S. Treasury securities of comparable maturity, and call features. In the event that a corporate fixed income security held by the Fund is downgraded and is no longer among the four highest ratings by at least two of the NRSROs, the Advisor has the discretion to determine whether the security will be sold or retained by the Fund. The corporate fixed income securities selected for the portfolio may include floating rate securities that adjust their effective interest rate at predetermined periodic intervals.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

The fixed income securities in which the Fund will invest are subject to fluctuation in value. Fluctuations may be based on movements in interest rates or from changes in creditworthiness of the issuers, which may result from adverse business and economic developments or proposed corporate transactions, such as a leveraged buy-out or recapitalization of the issuer. Consequently, should interest rates increase or the creditworthiness of an issuer deteriorate, the value of the Fund's fixed income securities would decrease in value, and the Fund's net asset value would decrease.

Securities rated in the lower end of the "investment grade" category are considered speculative in certain respects. Changes in economic or other conditions are more likely to lead to a weakened capacity to make interest and principal payments than with higher grade securities. Although the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Fund or to the Fund's shares.

The Fund is not intended to be a complete investment program and you could lose money by investing in the Fund.

PERFORMANCE SUMMARY

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year over the past seven years and by showing how the average annual returns of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[bar chart]

6.34%     8.80%     -2.69%    15.46%    3.67%     7.83%     7.43%

1992      1993      1994      1995      1996      1997      1998

During the period shown in the bar chart, the highest return for a quarter was 5.24% during the quarter ended June 30, 1995 and the lowest return for a quarter was -2.38% during the quarter ended March 31, 1994.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1998*

                                    One Year     Five Years     Since Inception
                                                                 (June 3, 1991)

The Fund                              7.43%         6.17%             7.32%
Lehman Government/
  Corporate Intermediate
  Bond Index**
  (dividends excluded)                ____%         ____%             ____%
90-Day Treasury Bill
  Index ***                           ____%         ____%             ____%


*The Fund's year-to-date return as of June 30, 1999 was ___%.
**The Lehman Government/Corporate Intermediate Bond Index is ________. ***The 90-Day Treasury Bill Fund is _______.

EXPENSE INFORMATION

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)            None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees                                                  0.50%
     Administrator's Fees                                             0.20%
     Other Expenses                                                   0.30%
                                                                      -----
     Total Annual Fund Operating Expenses                             0.73%
                                                                      =====

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1  years         $____
                    3  years         $____
                    5  years         $____
                    10 years         $____


HOW TO PURCHASE SHARES

There are NO SALES COMMISSIONS charged to investors. You can obtain assistance in opening accounts by calling 1-800-443-4249, or by writing to the Fund at the address shown below for regular mail orders. Assistance is also available through any broker-dealer authorized to sell shares of the Fund. The broker-dealer may charge you a fee for its services.

Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund in proper order as indicated herein. The minimum initial investment in the Fund is normally $5,000 ($1,000 for an individual retirement account ("IRA") or self-employed retirement plan ("Keogh")). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. If your order is received by the Fund, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m. Eastern time you will purchase shares at the net asset value determined on that business day. If your order is not received by 4:00 p.m. Eastern time, your order will purchase shares at the net asset value determined on the next business day.



You should be aware that the Fund's account application contains provisions in favor of the Fund, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to The Government Street Bond Fund, and mail it to:

          The Government Street Bond Fund
          c/o Shareholder Services
          P.O. Box 5354
          Cincinnati, Ohio 45201-5354

BANK WIRE ORDERS. You can invest directly by bank wire. To establish a new account or add to an existing account by wire, please call the Fund, at 1-800-443-4249, before wiring funds, to advise the Fund of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

          Firstar Bank, N.A.
          ABA# 042000013
          For Williamsburg Investment Trust #485777056
          For The Government Street Bond Fund
          (Shareholder name and account number or tax identification number)

It is important that the wire contain all the information and that the Fund receive prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Fund as described under "Regular Mail Orders," above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $500) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Fund at 1-800-443-4249 to alert the Fund that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables you to make regular monthly or quarterly investment in shares through automatic charges to your checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the 15th day and/or the last business day of the month or both. You may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

HOW TO REDEEM SHARES

You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The Fund is open for business on each day the New York Stock Exchange (the "Exchange") is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to 4:00 p.m. Eastern time will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $1,000 (due to redemptions or transfers, but not due to market action) upon 60 days' written notice. If the shareholder brings his account value up to $1,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-443-4249, or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to The Government Street Bond Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2) any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. You may reduce or avoid such delay (which may take up to 15 days) if you purchase by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares.

The Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized persons, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Fund. You can change your redemption instructions any time you wish by filing a letter including your new redemption instructions with the Fund.

There is currently no charge for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.


SIGNATURE GUARANTEES. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a redemption in an amount over $25,000, or a change in registration or standing instructions for your account. Signature guarantees are required for (1) requests to redeem shares having a value of greater than $25,000, (2) change of registration requests, (3) requests to establish or change redemption services other than through your initial account application and (4) if the name(s) or the address on your account has been changed within 30 days of your redemption request. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption or change of registration.

SYSTEMATIC WITHDRAWAL PLAN. If your Fund shares are valued at $10,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. You may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to your bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by writing the Fund.

HOW NET ASSET VALUE IS DETERMINED

The net asset value of the Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. Fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. [The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value.] Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

MANAGEMENT OF THE FUND


INVESTMENT ADVISOR. Subject to the authority of the Board of Trustees, T. Leavell & Associates, Inc., 150 Government Street, P.O. Box 1307, Mobile, Alabama 36633 (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor also serves as investment advisor to The Government Street Equity Fund and The Alabama Tax Free Bond Fund (two series of the Trust), the subjects of separate prospectuses.

Mary Shannon Hope is primarily responsible for managing the portfolio of the Fund and has acted in this capacity since July, 1997. Mrs. Hope has been employed by the Advisor since 1987. Mrs. Hope holds a B.S. degree from the University of Alabama and an M.B.A. from the University of South Alabama.

Compensation of the Advisor with respect to the Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $100 million, 0.50%; on assets over $100 million, 0.40%.

YEAR 2000 READINESS. Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Fund could be adversely impacted if the computer systems used by the Advisor and other service providers have not been converted to meet the requirements of the new century. The Advisor has evaluated its internal systems and expects them to handle the change of millennium. The Advisor is monitoring on an ongoing basis the progress of the Fund's service providers to convert their systems to comply with the requirements of the Year 2000. The Advisor currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Fund to enter into agreements with new service providers or to make other arrangements.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Shareholders are liable for taxes on distributions of net income and realized capital gains of the Fund but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Fund intends to declare and pay dividends on the last business day of each month. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities realized through October 31 of that year. The Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Fund at the end of each year. The Fund intends to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the U.S. The Fund expect that its distributions will consist primarily of income.


There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains. All dividends and capital gains distributions are reinvested in additional shares of the Fund unless the shareholder requests in writing to receive dividends and/or capital gains distributions in cash. That request must be received by the Fund prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Fund.


ADDITONAL INVESTMENT INFORMATION

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "certificates" representing undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. In the case of securities issued by GNMA, the payment of principal and interest would be backed by the full faith and credit of the U.S. Government. Mortgage pass-through certificates issued by FNMA or FHLMC would be guaranteed as to payment of principal and interest by the credit of the issuing U.S. Government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The issuer of a pass-through mortgage certificate does not guarantee premiums or market value of its issue.

Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities and corporate debt securities (including those subject to repurchase agreements), bankers' acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master note). At the time of purchase, money market instruments will have a short-term rating in the highest category by any NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated in the three highest categories of any NRSRO or, if not so rated, of equivalent quality in the Advisor's opinion. See the Statement of Additional Information for a further description of money market instruments.

FINANCIAL HIGHLIGHTS

The following audited financial information has been audited by Tait, Weller & Baker, independent accountants, whose report covering the fiscal year ended March 31, 1998 is contained in the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also contained in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund.

[To be inserted.]

THE GOVERNMENT STREET BOND FUND

INVESTMENT ADVISOR
T. Leavell & Associates, Inc.
150 Government Street
Post Office Box 1307
Mobile, Alabama   36633

ADMINISTRATOR
Countrywide Fund Services, Inc.
P. O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249


CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
______________________________
______________________________
______________________________


LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109


BOARD OF TRUSTEES
Richard Mitchell, President
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt, III

PORTFOLIO MANAGER
Mary Shannon Hope

Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-800-443-4249.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

File No. 811-5685

PROSPECTUS
August 1, 1999


                         THE ALABAMA TAX FREE BOND FUND
                                 A No-Load Fund


The investment objectives of The Alabama Tax Free Bond Fund are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.


                               INVESTMENT ADVISOR
                          T. Leavell & Associates, Inc.
                                 Mobile, Alabama


TABLE OF CONTENTS


Risk/Return Summary
Expense Information
How to Purchase Shares
How to Redeem Shares
How Net Asset Value is Determined
Management of the Fund
Additional Investment Information
Dividend and Capital Gain Distributions
Tax Status
Financial Highlights

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

WHAT ARE THE FUND'S OBJECTIVES?

The Fund's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests primarily (i.e., at least 80% of its assets under normal conditions) in municipal bonds and notes and other debt instruments, the interest on which is exempt from federal income taxes and from the personal income taxes of Alabama and not subject to the alternative minimum tax. These obligations are issued primarily by Alabama, its political subdivisions, municipalities, agencies, instrumentalities or public authorities and other qualifying issuers.

The securities will be rated in the three highest grades used by the recognized rating agencies (or unrated municipal securities that the Advisor determines are of comparable quality). Under normal circumstances, the Fund's average maturity is expected to be three to ten years.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

The net asset value of the shares of the Fund will change as the general levels of interest rates fluctuate. When interest rates rise, the value of the Fund's portfolio can be expected to decline. There is also the risk that the issuer of a bond may not be able to make interest and principal payments when due.

Because the Fund invests primarily in bonds from the State of Alabama, it is particularly sensitive to political and economic factors that negatively affect Alabama. In addition, there is the risk that substantial changes in federal income tax law could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.

As a non-diversified fund, the Fund may be invested in fewer issuers than a diversified fund. If the Fund concentrates in a particular segment of the bond market, economic or political factors affecting one bond in that segment and may affect other bonds within the same segment. These factors may cause greater fluctuations in the Fund's value and may make the Fund more susceptible to any single risk.

The Fund is not intended to be a complete investment program and you could lose money by investing in the Fund.

PERFORMANCE SUMMARY

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year over the past ten years and by showing how the average annual returns of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[bar chart}

-3.18%    12.42%   3.77%    6.32%   5.13%

 1994     1995     1996     1997    1998

During the period shown in the bar chart, the highest return for a quarter was 4.67% during the quarter ended March 31, 1995, and the lowest return for a quarter was -3.17% during the quarter ended March 31, 1994.


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1998*

                                                               Since Inception
                                 One Year      Five Years     (January 15, 1993)
The Fund                           ____%          ____%              ____%
Lehman 7-Year G.O.
 Municipal Bond Index**            ____%          ____%              ____%
Lehman 3-Year
 Municipal Bond Index***
(dividends excluded)               ____%          ____%              ____%

*The Fund's year-to-date return as of June 30, 1999 was ___%.
**{Describe Index}
***{Describe Index}

EXPENSE INFORMATION

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees                                                 0.35%
     Administrator's Fees                                            0.20%
     Other Expenses                                                  0.10%
                                                                     -----
     Total Annual Fund Operating Expenses                            0.65%
                                                                     =====

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 years           $____
                     3 years           $____
                     5 years           $____
                     10 years          $____


HOW TO PURCHASE SHARES

There are NO SALES COMMISSIONS CHARGED to investors. You can obtain assistance in opening accounts by calling 1-800-443-4249 or by writing to the Fund at the address shown below for regular mail orders. Assistance is also available through any broker-dealer authorized to sell shares of the Fund. The broker-dealer may charge you a fee for its services. Payment for shares purchased may be made through your account at the broker-dealer processing your application and order to purchase.

Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund in proper order as indicated herein. The minimum initial investment in the Fund, unless stated otherwise herein, is $5,000. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on an U.S. bank and payable in U.S. dollars. All orders received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m. Eastern time will purchase shares at the net asset value next determined on that business day. If your order is not received by 4:00 p.m. Eastern time, your order will purchase shares at the net asset value determined on the next business day. (See "How Net Asset Value is Determined.")



You should be aware that the Fund's account application contains provisions in favor of the Fund, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

If an order to purchase shares were cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to The Alabama Tax Free Bond Fund, and mail it to:

         The Alabama Tax Free Bond Fund
         c/o Shareholder Services
         P.O. Box 5354
         Cincinnati, Ohio 45201-5354

BANK WIRE ORDERS. Investments can be made directly by bank wire. To establish a new account or add to an existing account by wire, please call the Fund, at 1-800-443-4249, before wiring funds, to advise the Fund of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

     Firstar Bank, N.A.
     ABA# 042000013
     For Williamsburg Investment Trust #485777056
     For The Alabama Tax Free Bond Fund
     (Shareholder name and account number or tax identification number)

It is important that the wire contain all the information and that the Fund receive prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Fund as described under "Regular Mail Orders," above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $500) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Fund at 1-800-443-4249 to alert the Fund that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables you to make regular monthly or quarterly investment in shares through automatic charges to your checking account. With your authorization and bank approval, the Administrator will automatically charge your checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the 15th day and/or the last business day of the month or both. You may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.



HOW TO REDEEM SHARES

You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The Fund is open for business on each day the New York Stock Exchange (the "Exchange") is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to 4:00 p.m. Eastern time will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $1,000 (due to redemptions or transfers, and not due to market action) upon 60 days' written notice. If the shareholder brings his account value up to $1,000 or more during the notice period, the account will not be redeemed.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-443-4249, or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to The Alabama Tax Free Bond Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the account number and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2) any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents,  if required in the case of estates, trusts
guardianships,    custodianships,    corporations,   partnerships,   and   other
organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. You may reduce or avoid such delay (which may take up to 15 days) if you purchase by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Fund. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund.

There is currently no charge by the [dministrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.


SIGNATURE GUARANTEES. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a redemption in an amount over $25,000, or a change in registration or standing instructions for your account. Signature guarantees are required for (1) requests to redeem shares having a value of greater than $25,000, (2) change of registration requests, (3) requests to establish or change redemption services other than through your initial account application and (4) if the name(s) or the address on your account has been changed within 30 days of your redemption request. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption or change of registration.


SYSTEMATIC WITHDRAWAL PLAN. If your Fund shares are valued at $10,000 or more at the current offering price, you may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. You may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to the your bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by writing the Fund. See the Statement of Additional Information for further details.

HOW NET ASSET VALUE IS DETERMINED

The net asset value of the Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Municipal Obligations will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, Municipal Obligations may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. [The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value.] Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

MANAGEMENT OF THE FUND


INVESTMENT ADVISOR. Subject to the authority of the Board of Trustees, T. Leavell & Associates, Inc., 150 Government Street, P.O. Box 1307, Mobile, Alabama 36633(the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.


The Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor also serves as investment advisor to The Government Street Bond Fund and The Government Street Equity Fund (two series of the Trust), the subjects of separate prospectuses.

Timothy S. Healey is primarily responsible for managing the portfolio of the Fund and also acted in this capacity for the Predecessor Fund. Mr. Healey is a Vice President of the Advisor and has been a portfolio manager with the firm since 1986. Prior to joining the Advisor, Mr. Healey served as second Vice President at Torchmark Advisory Co., Inc. in Birmingham, Alabama. He holds a BS, Finance from the University of Alabama and has been continuously engaged in the investment management business since 1975.

Compensation of the Advisor with respect to the Fund, based upon the Fund's average daily net assets, is at the following annual rates: on the first $100 million, 0.35%; on assets over $100 million, 0.25%. The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Fund to 0.65% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years, and expenses of the Fund may therefore exceed 0.65% of its average daily net assets.

YEAR 2000 READINESS. Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Fund could be adversely impacted if the computer systems used by the Advisor and other service providers have not been converted to meet the requirements of the new century. The Advisor has evaluated its internal systems and expects them to handle the change of millennium. The Advisor is monitoring on an ongoing basis the progress of the Fund's service providers to convert their systems to comply with the requirements of the Year 2000. The Advisor currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Fund to enter into agreements with new service providers or to make other arrangements.

ADDITIONAL INVESTMENT INFORMATION

The Fund invests primarily in:

(a) Tax-exempt securities which are rated AAA, AA, or A by Standard & Poor's Ratings Group ("S&P") or are rated Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's") (or of equivalent rating by any of the nationally recognized statistical rating organizations) or which are considered by the Advisor to have essentially the same characteristics and quality as securities having such ratings; and

(b) Notes of issuers having an issue of outstanding Municipal Obligations rated AAA, AA or A by S&P or Aaa, Aa or A by Moody's or which are guaranteed by the U.S. Government or which are rated MIG-1 or MIG-2 by Moody's.

Although the Fund normally invests all of its assets in obligations exempt from federal and Alabama state income taxes, market conditions may from time to time limit availability. During periods when the Fund is unable to purchase such obligations, the Fund will invest the assets of the Fund in municipal obligations the interest on which is exempt from federal income taxes, but which is subject to the personal income taxes of Alabama.

As a temporary defensive measure during times of adverse market conditions, up to 50% of the assets of the Fund may be held in cash or invested in taxable short-term obligations. These may include:

(a) Obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities, which may be subject to repurchase agreements; and

(b) Commercial paper which is rated A-1 or A-2 by S&P or P-1 or P-2 by Moody's (or which is unrated but which is considered to have essentially the same characteristics and qualities as commercial paper having such ratings), obligations of banks with $1 billion of assets (including certificates of deposit, bankers' acceptances and repurchase agreements), securities of other investment companies, and cash.

Interest income from these short-term obligations may be taxable to shareholders as ordinary income for federal and state income tax purposes. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund may purchase Municipal Obligations, the interest on which may be subject to the alternative minimum tax (for purposes of this Prospectus, the interest thereon is nonetheless considered to be tax-exempt).

With respect to those Municipal Obligations which are not rated by a major rating agency, the Fund will be more reliant on the Advisor's judgment, analysis and experience than would be the case if such Municipal Obligations were rated. In evaluating the creditworthiness of an issue, whether rated or unrated, the Advisor may take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

For additional information about Municipal Obligations, see the Statement of Additional Information.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

Each month the Fund distributes a dividend substantially equal to all the net investment income of the Fund. The Fund's net investment income consists of non-capital gain income, less expenses. The Fund will declare one or more long-term capital gain distributions to the shareholders of the Fund during the calendar year if the Fund's profits from the sale of securities held for longer than the applicable period exceed losses from these transactions together with any net capital losses carried forward from prior years (to the extent not used to offset short-term capital gains). If the Fund realizes net short-term capital gains, they will also be distributed at that time. You may elect to receive dividends and capital gain distributions in either cash or additional shares. The Fund expects that its distributions will consist primarily of investment income.

TAX STATUS

Because the Fund intends to distribute to shareholders substantially all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, it is expected that the Fund will not be required to pay any federal income or excise taxes. The Fund also expects the dividends it pays to shareholders of the Fund from interest on Municipal Obligations generally to be exempt from federal income tax because the Trust intends the Fund to satisfy certain requirements of the Code. One such requirement is that at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of obligations whose interest is exempt from federal income tax. Distributions of income from investments in taxable securities and from certain other investments of the Fund (including capital gains from the sale of securities) will be taxable to the shareholder, whether distributed in cash or in additional shares. However, it is expected that such amounts would not be substantial in relation to the tax-exempt interest received by the Fund.

A statement will be sent to each shareholder of the Fund promptly after the end of each calendar year setting forth the federal income tax status of all distributions for each calendar year, including the portion exempt from federal income taxes as "exempt-interest dividends;" the portion, if any, that is a tax preference item under the federal alternative minimum tax; the portion taxable as ordinary income; the portion taxable as capital gains; and the portion representing a return of capital (which is free of current taxes but results in a basis reduction). The Fund intends to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the U.S.

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest and makes interest on certain tax-exempt bonds and distributions by the Fund of such interest a tax preference item for purposes of the individual and corporate alternative minimum tax. In addition, all exempt-interest dividends may affect a corporate shareholder's alternative minimum tax liability. Applicable tax law and changes therein may also affect the availability of Municipal Obligations for investment by the Fund and the value of the Fund's portfolio. The tax discussion in this Prospectus is for general information only.
Prospective investors should consult their own tax advisors as to the tax consequences of an investment in the Fund.

Under existing Alabama tax laws, as long as the Fund qualifies as a "regulated investment company" under the Code, and provided the Fund is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Fund that represent interest received by the Fund on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax.

Capital gains or losses realized from a redemption of shares of the Fund by an Alabama resident will be taxable for Alabama personal income tax purposes. Interest on indebtedness incurred (directly or indirectly) by a shareholder of the Fund to purchase or carry shares of the Fund will not be deductible for Alabama income tax purposes.

This discussion of the federal and state income tax consequences of an investment in the Fund is not exhaustive on the subject. Consequently, investors should seek qualified tax advice.

FINANCIAL HIGHLIGHTS


The following audited financial information has been audited by Tait, Weller & Baker, independent accountants, whose report covering the fiscal year ended March 31, 1999 is contained in the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also contained in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund.

[To be inserted.]

[Back Cover]

THE ALABAMA TAX FREE BOND FUND

INVESTMENT ADVISOR
T. Leavell & Associates, Inc.
150 Government Street
Post Office Box 1307
Mobile, Alabama 36633

ADMINISTRATOR
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249


CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
______________________________
______________________________
______________________________


LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109


BOARD OF TRUSTEES
Richard Mitchell, President
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt, III


PORTFOLIO MANAGER
Timothy S. Healey

Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-800-443-4249.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

File No. 811-5685

                            THE DAVENPORT EQUITY FUND

                                   PROSPECTUS


                                 August 1, 1999


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                      PROSPECTUS
                                                                  AUGUST 1, 1999


                            THE DAVENPORT EQUITY FUND
                                 A NO-LOAD FUND


The investment objective of The Davenport Equity Fund is long term growth of capital through investment in a diversified portfolio of common stocks. Current income is incidental to this objective and may not be significant.

                               INVESTMENT ADVISOR

                             Davenport & Company LLC
                               Richmond, Virginia

The Davenport Equity Fund (the "Fund") is a NO-LOAD, diversified, open-end series of the Williamsburg Investment Trust, a registered management investment company. This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference.

                                TABLE OF CONTENTS

Risk/Return Summary............................................................3
Performance Summary............................................................4
Expense Information............................................................4
Investment Objective, Principal Investment Strategies
 and Risk Considerations.......................................................5
How to Purchase Shares.........................................................7
How to Redeem Shares...........................................................9
How Net Asset Value is Determined.............................................11
Management of the Fund........................................................12
Dividends, Distributions and Taxes............................................14
Financial Highlights..........................................................14
Application...................................................................

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is long term growth of capital through investment in a diversified portfolio of common stocks. Current income is incidental to this objective and may not be significant.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Under normal circumstances, the Fund will have at least 65% of its assets in common stocks which according to the Advisor's analysis show strong growth potential. In determining whether a company has the potential for strong growth, the Advisor will focus on:

     o    price-earnings ratios
     o    rate of earnings growth
     o    depth of management
     o    a company's past financial stability
     o    a company's present and projected position within its industry
     o    dividend record

The  Advisor  does  not  limit  the  Fund  to  any   particular   capitalization
requirement. At any time, the Fund may have a portion of its assets in small, unseasoned companies.

The Advisor may invest a portion of the Fund's portfolio in fixed-income securities and money market instruments. Money market instruments are used when new funds are received and awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, there is a risk that you could lose money by investing in the Fund.

When the Fund invests in small, unseasoned companies there is the potential for rapid growth; however, these companies often involve higher risks because they lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In addition, many smaller companies are only traded over-the-counter or on a regional securities exchange thus exposing the Fund to greater price fluctuations than larger cap companies traded over the larger exchanges.

When the Fund invests in fixed-income securities, the Fund may not achieve the degree of capital appreciation that a portfolio investing solely in common stocks might achieve. Fixed-income securities fluctuate with changes in interest rates. Typically a rise in interest rates causes a decline in the market value of fixed-income securities and, conversely, a decrease in interest rates may cause an increase in the market value of the fixed-income securities.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or
guaranteed  by  the  Federal   Deposit   Insurance   Corporation  or  any  other
governmental agency.

PERFORMANCE SUMMARY

The Fund is not permitted to report performance information in this section until it has completed one full year of operation.

EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investment):  None

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets):

Investment Advisor Fees..........................................    0.75%
Administrator's Fees.............................................    0.20%
Other Expenses...................................................    0.19%
                                                                     -----
Total Fund Operating Expenses....................................    1.14%
                                                                     =====
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 Year             3 Years             5 years             10 years
       ------             -------             -------             --------
       $ ---              $ ---               $ -----             $------

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISK CONSIDERATIONS


INVESTMENT OBJECTIVE. The investment objective of the Fund is long term growth of capital through investment in a well- diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

Any investment involves risk, and there can be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the fund's shares.


EQUITY SELECTION. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks. Although the Fund invests primarily in common stocks, the Fund may also invest a portion of its assets in straight preferred stocks, convertible preferred stocks, convertible bonds and warrants. The Fund may from time to time invest a portion of its assets in small, unseasoned companies.


The Fund's investments are made primarily for long term growth of capital. Selection of equity securities is made on the basis of several criteria, including, among other things:

     1.   The price-earnings ratio;
     2.   The rate of earnings growth;
     3.   The depth of management;
     4.   The company's past financial stability;
     5.   The company's present and projected position within its industry; and
     6.   The dividend record.

Selection of equity securities is made by the Investment Policy Committee and the portfolio manager. The Investment Policy Committee is comprised of five individuals who are responsible for the formalized investment approach upon which the Advisor's Asset Management division is based. Committee members and the portfolio manager meet formally on a weekly basis. Decisions to buy or sell a security require a majority vote of the Committee. The Committee's approach is to insist on value in every stock purchased, to control risk through diversification, and to establish price targets at the time a specific stock is purchased.


The Fund may invest in preferred stocks and convertible bonds which are rated at the time of purchase in the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or

Baa) or Standard & Poor's Rating Group (AAA, AA, A or BBB) or unrated securities determined by the Advisor to be of comparable quality. Subsequent to its purchase by the Fund, a security's rating may be reduced below Baa or BBB and the Advisor will sell such security, subject to market conditions and the Advisor's assessment of the most opportune time for sale.

Money market instruments will typically represent a portion of the Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund. For temporary defensive purposes, when the Advisor determines that market conditions warrant, the Fund may depart from its normal investment objective and money market instruments may be emphasized, even to the point that 100% of the Fund's assets may be so invested. Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities and corporate debt securities (including those subject to repurchase agreements), bankers' acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes). At the time of purchase, money market instruments will have a short-term rating in the highest category by Moody's or S&P or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or S&P or, if not so rated, of equivalent quality in the Advisor's opinion. When the Fund invests in money market instruments for temporary defensive purposes, it may not achieve its investment objective.


RISK FACTORS TO CONSIDER. The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. To the extent that the Fund's portfolio is fully invested in equity securities, it may be expected that the net asset value of the Fund will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. There is a risk that you could lose money by investing in the Fund.


Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities may be inactively traded, i.e., not quoted daily in the financial press, and thus may not be readily bought or sold. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Preferred stocks and bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

While small, unseasoned companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations and may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to). When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

HOW TO PURCHASE SHARES

There are NO SALES COMMISSIONS CHARGED to investors. You may obtain assistance in opening an account from Countrywide Fund Services, Inc. (the "Administrator") by calling 1-800-281-3217, or by writing to the Fund at the address shown below for regular mail orders. You may also obtain assistance through any broker-dealer authorized to sell shares of the Fund. The broker-dealer may charge you a fee for its services. Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund. The minimum initial investment in the Fund is $10,000 ($2,000 for tax-deferred retirement plans). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. All orders received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m., Eastern time, will purchase shares at the net asset value next determined on that business day. If your order is not received by 4:00 p.m., Eastern time, your order will purchase shares at the net asset value determined on the next business day.


You should be aware that the Fund's account application contains provisions in favor of the Fund, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to the Fund, and mail it to:

          The Davenport Equity Fund
          c/o Davenport & Company LLC
          One James Center
          901 East Cary Street
          Richmond, Virginia 23219
          Attention: John P. Ackerly

BANK WIRE ORDERS. You may invest directly by bank wire. To establish a new account or add to an existing account by wire, please call the Administrator at 1-800-281-3217 before wiring funds to advise the Administrator of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

          Firstar Bank, N.A.
          ABA# 042000013
          For Davenport Equity Fund #485777056
          (Shareholder name and account number or tax identification number)

It is important that the wire contain all the information and that the Administrator receives prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Fund as described under "Regular Mail Orders" above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $1,000) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Administrator at 1-800-281-3217 to alert the Administrator that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables you to make regular monthly or quarterly investment in shares through automatic charges to your checking account. With your authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the 15th day and of the last business day of the month or both. You may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

EMPLOYEES AND AFFILIATES OF THE FUND. The minimum purchase requirement is not applicable to accounts of Trustees, officers or employees of the Fund or certain parties related thereto. The minimum initial investment for such accounts is $1,000.



HOW TO REDEEM SHARES

You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The Fund is open for business on each day the New York Stock Exchange (the "Exchange") is open for business. All redemption orders received by the Administrator prior to 4:00 p.m., Eastern time, will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $10,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 60 days' written notice. If you bring your account value up to $10,000 or more during the notice period, your account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Administrator, at 1-800-281-3217, or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to The Davenport Equity Fund, c/o Davenport & Company LLC, One James Center, 901 East Cary Street, Richmond, Virginia 23219. Your request for redemption must include:

     1) your letter of instruction or a stock assignment specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     2)   any required signature guarantees (see "Signature Guarantees"); and

     3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, the Fund or the Administrator may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. You may reduce or avoid such delay (which may take up to 15 days) by purchasing by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt by the Administrator of your request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares.

The Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). You may not redeem shares of the Fund by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Fund. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Administrator.

If your instructions request a redemption by wire, you will be charged a $9 processing fee by the Fund's Custodian. The Administrator reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.


SIGNATURE GUARANTEES. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or change redemption services other than through your initial account application, and (3) if the name(s) or the address on your account has been changed within 30 days of your redemption request. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption, or change of registration.


SYSTEMATIC WITHDRAWAL PLAN. If your Fund shares are valued at $10,000 or more at the current offering price, you may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount of not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. You may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to your bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by writing the Fund.

HOW NET ASSET VALUE IS DETERMINED

The net asset value of the Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. Obligations held by the Fund may be primarily listed on foreign exchanges or traded in foreign markets which are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business; as a result, the net asset value per share of the Fund may be significantly affected by trading on days when the Fund is not open for business. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

MANAGEMENT OF THE FUND



INVESTMENT ADVISOR. Subject to the authority of the Board of Trustees, Davenport & Company LLC (the "Advisor") provides the Fund with a continuous program of supervision of its assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.


Davenport & Company LLC was originally organized in 1863 and, in addition to acting as Advisor to the Fund, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.


Joseph L. Antrim is primarily responsible for managing the portfolio of the Fund in consultation with the Advisor's Investment Policy Committee. The members of the Advisor's Investment Policy Committee are:


JOHN P. ACKERLY IV, __, ______________________.


JOSEPH L. ANTRIM, CFA, 53, is a graduate of the University of Virginia and began his investment career with Chemical Bank in New York City in 1968. Subsequently he joined Branch & Co., a Richmond brokerage firm, as a securities analyst. Mr. Antrim became associated with the Advisor when Branch & Co. was merged with the Advisor in 1975. Mr. Antrim is an Executive Vice President, member of the Executive Committee, and Director of the Advisor and manages the Advisor's Investment Advisory division.

MICHAEL S. BEALL, CFA, CPA, 44, graduated from the University of Virginia with undergraduate and masters degrees in accounting. Prior to joining the Advisor in 1980, he was employed by a "Big Six" accounting firm. Mr. Beall is an Executive Vice President, member of the Executive Committee and a Director of the Advisor.

BEVERLEY B. MUNFORD III, CFA, 71 graduated from the University of Virginia in 1950 and has spent his entire career with the Advisor. Mr. Munford is Vice Chairman of the Advisor and a former member of the Executive Committee. Mr. Munford also serves as a Trustee of the Advisor's Employee Profit-Sharing Plan.


DAVID WEST, __, _______________________.


Compensation of the Advisor is at the annual rate of 0.75% of the Fund's average daily net assets.

The Advisor's address is One James Center, 901 East Cary Street, Richmond, Virginia 23219.


YEAR 2000 READINESS. Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Fund could be adversely impacted if the computer systems used by the Advisor and other service providers have not been converted to meet the requirements of the new century. The Advisor has evaluated its internal systems and expects them to handle the change of millennium. The Advisor is monitoring on an ongoing basis the progress of the Fund's service providers to convert their systems to comply with the requirements of the Year 2000. The Advisor currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Fund to enter into agreements with new service providers or to make other arrangements.


DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code") and will distribute all of its net income and realized capital gains to shareholders. Shareholders are liable for taxes on distributions of net income and realized capital gains of the Fund but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Fund intends to declare and pay dividends from net investment income quarterly. Net capital gains, if any, are distributed annually.

The Fund will make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Fund at the end of each year. The Fund intends to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the United States.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains for the Fund. Current practice of the Fund, subject to the discretion of the Board of Trustees, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Fund unless you request in writing to receive dividends and/or capital gains distributions in cash. Your request must be received by the Fund prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Fund.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by __________________________________________, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

[To be inserted.]

THE DAVENPORT EQUITY FUND

INVESTMENT ADVISOR
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037
1-800-281-3217

ADMINISTRATOR
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354


CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
______________________________
______________________________
______________________________


LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109


BOARD OF TRUSTEES
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt III


OFFICERS
Joseph L. Antrim III, President
Coleman Wortham III, Vice President
J. Lee Keiger III, Vice President
John P. Ackerly IV, Vice President


Additional information about the Fund is included in the Statement of Additional Information ("SAI") and which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Funds' annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-800-281-3217 (Nationwide).

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C.
20549-6009.

File No. 811-5685

                                                                      PROSPECTUS
                                                                  AUGUST 1, 1999



                               THE JAMESTOWN FUNDS
                                  NO-LOAD FUNDS

                           THE JAMESTOWN BALANCED FUND
                            THE JAMESTOWN EQUITY FUND
                     THE JAMESTOWN INTERNATIONAL EQUITY FUND
                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND



                               INVESTMENT ADVISOR
                       Lowe, Brockenbrough & Company, Inc.
                               Richmond, Virginia



                                TABLE OF CONTENTS
                                -----------------


Risk/Return Summary
Synopsis of Costs and Expenses
Investment Objectives, Principal Investment
  Policies and Risk Considerations
How to Purchase Shares
How to Redeem Shares
How Net Asset Value is Determined
Management of the Funds
Tax Status of Tax Exempt Virginia Fund
Dividends, Distributions, Taxes and Other Information
Financial Highlights
Application

These securities have not been approved nor disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY
-------------------

The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown International Equity Fund and The Jamestown Tax Exempt Virginia Fund are No-Load, open-end series of the Williamsburg Investment Trust, a registered management investment company commonly known as a "mutual fund." Each represents a separate mutual fund with its own investment objectives and policies.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The JAMESTOWN BALANCED FUND's investment objectives are long term growth of capital and income through investment in a balanced portfolio of equity and fixed income securities. Capital protection and low volatility are important investment goals.

The JAMESTOWN EQUITY FUND's investment objective is long term growth of capital through investment in a diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

The JAMESTOWN INTERNATIONAL EQUITY FUND's investment objective is to achieve superior total returns through investment in equity securities of issuers located outside the United States.

The JAMESTOWN TAX EXEMPT VIRGINIA FUND's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase income and enhance the value of your investment.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

JAMESTOWN BALANCED FUND
-----------------------
The percentage of assets of the Balanced Fund invested in equities and fixed income securities is varied according to the Advisor's judgment of market and economic conditions. The Advisor attempts to take advantage of the long term capital growth and income opportunities available in the securities markets considering the investment goals of capital protection and low volatility. The Fund will also invest in a variety of companies, industries and economic sectors.

Equity securities, including common stocks, preferred stocks, convertible preferred stocks and convertible bonds, are acquired for capital appreciation or a combination of capital appreciation and income. Fixed income securities, including corporate debt obligations and U.S. Government Securities, are acquired for income and secondarily for capital appreciation.

JAMESTOWN EQUITY FUND
---------------------
The Advisor seeks to achieve the Equity Fund's objective through investment in a diversified portfolio composed primarily of common stocks, preferred stocks, convertible preferred stocks and convertible bonds. Equity investments are made using fundamental analysis, proprietary models and qualitative, judgmental evaluation as selection criteria. The Fund seeks financially strong, relatively large companies which offer above average earnings and relatively modest valuations.

JAMESTOWN INTERNATIONAL EQUITY FUND
-----------------------------------
The International Equity Fund will establish concentrated positions in countries and regions that look most attractive. The Fund will look for a favorable mix of positive monetary outlook, attractive valuation levels, accelerating corporate earnings, and a good supply and demand relationship for equities. The country or region concentration will be further focused on liquid investments in specific companies where broadly defined value and accelerating earnings have been identified. The Fund will focus on both country and stock selection.

The Fund will seek to control risk by diversifying its assets among twelve or more countries and approximately eighty stocks, and by possibility purchasing forward currency exchange contracts to hedge against anticipated currency fluctuations.

JAMESTOWN TAX EXEMPT VIRGINIA FUND
----------------------------------
At least 65% of The Tax Exempt Virginia Fund's assets will normally be invested in Virginia tax-exempt securities and at least 80% of the Fund's annual income will be exempt from federal income tax and excluded from the calculation of the federal alternative minimum tax.

The Advisor emphasizes a disciplined balance between sector selection and moderate portfolio duration shifts to enhance income and total return. The Fund's portfolio duration will range between 2 and 15 years. The Fund intends to concentrate its investments in "high quality" bonds by maintaining at least 75% of assets in bonds rated A or better. The Fund also intends to invest in a broad range of investment grade municipal obligations.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Jamestown Balanced Fund
-----------------------
The portion of the Jamestown Balanced Fund's portfolio invested in equity securities will fluctuate in response to stock market movements, and the portion of the Fund's portfolio invested in fixed-income securities will fluctuate with changes in interest rates. Typically a rise in interest rates causes a decline in the market value of fixed-income securities. There is a risk that you could lose money by investing in the Fund.

The Fund may not achieve the degree of capital appreciation that a portfolio investing solely in equity securities might achieve. The investment results of the Fund depend upon the ability of the Advisor to correctly anticipate the relative performance of equity securities, fixed-income securities of varying maturities, and money market instruments.

Jamestown Equity Fund
---------------------
The return on and value of an investment in the Equity Fund will fluctuate in response to stock market movements. Equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, there is a risk that you could lose money by investing in the Fund.

Jamestown International Equity Fund
-----------------------------------
Investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of domestic issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes local political and economic developments, potential nationalization, withholding taxes on dividend or interest payments and currency blockage. Foreign companies may have less public or less reliable information available about them and may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be less liquid or more volatile than securities of U.S. companies.

Jamestown Tax Exempt Virginia Fund
----------------------------------
Due to the Fund's controlled duration and high quality standards, it expects to exhibit less volatility than would mutual funds with longer average maturities and lower quality portfolios. Prospective investors should be aware that the net asset value of the shares of the Fund will change as the general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested at lower yields can be expected to decline.

The Fund is a non-diversified fund and therefore may invest more than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

PERFORMANCE SUMMARY

The bar charts and performance tables shown below provide an indication of the risks of investing in the Funds by showing the changes in the performance of the Funds from year to year since the Funds' inception and by showing how the average annual returns of the Funds compare to those of a broad-based securities market index. How the Funds have performed in the past is not necessarily an indication of how the Funds will perform in the future.

JAMESTOWN BALANCED FUND

-2.59%  22.52% 8.32%  4.35%  0.11%  29.22% 15.75% 16.27% 18.27%
[bar chart]
 1990   1991   1992   1993   1994   1995   1996   1997   1998

During the period shown in the bar chart, the highest return for a quarter was 16.58% during the quarter ended December 31, 1998 and the lowest return for a quarter was -9.33% during the quarter ended September 30, 1990.

JAMESTOWN EQUITY FUND

2.06%  1.12%   34.27%  21.06%  25.53%  23.97%
[bar chart]
1993   1994    1995    1996    1997    1998

During the period shown in the bar chart, the highest return for a quarter was 26.90% during the quarter ended December 31, 1998 and the lowest return for a quarter was -14.56% during the quarter ended September 30, 1998.

JAMESTOWN INTERNATIONAL EQUITY FUND

12.43%  23.95%
[bar chart]
1997    1998

During the period shown in the bar chart, the highest return for a quarter was 18.11% during the quarter ended December 31, 1998 and the lowest return for a quarter was -13.79% during the quarter ended September 30, 1998.

JAMESTOWN TAX EXEMPT VIRGINIA FUND

-3.69%  12.21%  3.87%  7.07%  5.40%
[bar chart]
1994    1995    1996   1997   1998

During the period shown in the bar chart, the highest return for a quarter was 4.73% during the quarter ended March 31, 1995 and the lowest return for a quarter was -4.37% during the quarter ended March 31, 1994.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1998*

                                     One Year     Five Years   Since Inception
                                     --------     ----------   ---------------
Balanced Fund                         18.27%        16.25%          12.44%
Equity Fund                           23.97%        20.66%          17.41%
Standard & Poor's 500 Index(1)                      28.58%          24.06%
Tax Exempt Virginia Fund               5.40%         4.85%           5.07%
_________________ Index(2)
International Equity Fund             23.95%           n/a          12.07%
Europe, Australia and
  Far East ("EAFE") Index(3)                           n/a

(1) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.
(2)  The Index is _____________.
(3)  The EAFE Index is _______________.

* The Funds' year-to-date returns as of June 30, 1999 are:

Balanced Fund                                        _____%
Equity Fund                                          _____%
Tax Exempt Virginia Fund                             _____%
International Equity Fund                            _____%

SYNOPSIS OF COSTS AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment):

         Balanced       Equity       Tax Exempt        International
           Fund          Fund       Virginia Fund       Equity Fund
           None          None           None               None

ANNUAL FUND OPERATING EXPENSES: (expenses that are deducted from Fund assets)

                                 Balanced     Equity     Tax Exempt       International
                                 Fund         Fund       Virginia Fund    Equity Fund
Investment Advisory Fees         0.65%        0.65%       1.00%           0.40%
Administrator's Fees
Other Expenses                    .  %         .  %       .  %             .  %
                                 -----        -----      -----            -----
Total Fund Operating Expenses    0.88%        0.92%      1.51%            0.73%
                                 =====        =====      =====            =====

EXAMPLE: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       Balanced       Equity      International   Tax Exempt
                         Fund          Fund       Equity Fund     Virginia Fund

1  Year ..........       $             $             $                $
3  Years..........
5  Years..........
10 Years..........

The footnotes to the Financial Highlights table contain information concerning a decrease in the expense ratios of the Balanced Fund and the Equity Fund as a result of a directed brokerage arrangement.

  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT POLICIES AND RISK CONSIDERATIONS


The investment objectives of the BALANCED FUND are long term growth of capital and income through investment in a balanced portfolio of equity and fixed income securities. Capital protection and low volatility are important investment goals.

The investment objective of the EQUITY FUND is long term growth of capital through investment in a diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

The investment objective of the INTERNATIONAL EQUITY FUND is to achieve superior total returns through investment in equity securities of issuers located outside of the United States.

The investment objectives of the TAX EXEMPT VIRGINIA FUND are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase income and enhance the value of your investment.

Any investment involves risk, and there can be no assurance that the Funds will achieve their investment objectives. The investment objectives of each Fund may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund's shares.

EQUITY FUND AND BALANCED FUND

EQUITY SELECTION. The Equity Fund and the equity portion of the Balanced Fund will be primarily invested in common stocks, straight preferred stocks, convertible preferred stocks and convertible bonds. Such investments are made primarily for long term growth of capital, with income as a secondary consideration. Equity securities are selected based on several criteria, including, among other things:

1. Fundamental factors such as financial strength, management record, size of the company, strategy and position of its major products and services.

2. Stock rankings, through the use of a proprietary computerized screening process which ranks stocks by using near term earnings momentum (the percentage change in projected earnings for the next four quarters compared to actual earnings for the last four quarters), earnings revisions and projected earnings growth. The model uses consensus earnings estimates obtained from published investment research sources. Each of the companies is also ranked relative to other companies in their sector based on a forward price-earnings ratio.

3. Companies that screen well are then subject to qualitative, judgmental evaluation by the Advisor's equity team.

Attractive equity securities for investment would include companies that are fundamentally attractive, rank well on the screening process, and pass the review of the Advisor's equity team. The Advisor uses these selections to focus on financially strong, relatively large companies which offer above average earnings growth and relatively modest valuations. Securities convertible into common stocks are evaluated based on both their equity attributes and fixed income attributes.

FIXED INCOME SELECTION. The Balanced Fund's fixed income investments may include corporate debt obligations and "U.S. Government Securities." U.S. Government Securities include direct obligations of the U.S. Treasury, securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government, or any of the foregoing subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Funds or to the Funds' shares.

Corporate debt obligations will consist of "investment grade" securities rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or, if not rated, of equivalent quality in the opinion of the Advisor. Corporate debt obligations are acquired primarily for their income return and secondarily for capital appreciation. No bond having a Moody's or S&P rating less than A will be acquired if, as a result, more than 10% of the total value of the fixed income portion of the Balanced Fund's assets would be invested in such bonds. This applies at the time of acquisition; a decline in the value of the Balanced Fund's assets subsequent to acquisition will not require a sale of previously acquired securities, nor will a change in rating subsequent to acquisition require a sale. For as long as the Balanced Fund holds a fixed income issue, the Advisor monitors the issuer's credit standing.

Fixed income investment decisions are made on the basis of the yield relative to yields available on the same maturity of U.S. Treasury Notes or Bonds ("Treasuries"). When the yield "spread" between Treasuries and other debt instruments is great, then U.S. Government agency securities (which will have higher yields than U.S. Treasuries of the same maturity) or corporate bonds are potentially attractive. When yield spreads are low, Treasuries would be the preferred investment. The average maturity of the fixed income portion of the Balanced Fund's portfolio will vary from three to twelve years. The average maturity of the portfolio will be shifted to reflect the Advisor's assessment of changes in credit conditions, international currency markets, economic environment, fiscal policy, monetary policy and political climate.

PORTFOLIO ALLOCATION FOR THE BALANCED FUND. The Balanced Fund invests in a balanced portfolio of equity and fixed income securities. Equity securities are acquired for capital appreciation or a combination of capital appreciation and income. Fixed income securities are acquired for income and secondarily for capital appreciation.

In addition to the types of securities described above, the Advisor also invests its assets among various companies, industries and economic sectors and adjusts the Fund's portfolio allocation between common stocks and fixed income securities in an attempt to take advantage of what the Advisor believes are the best opportunities for long term growth of capital and income, considering the investment goals of capital protection and low volatility. In making determinations of how to allocate the portfolio between equities and fixed income securities, the Advisor analyzes the projected total return relationships between four year stock market total returns (using the Standard & Poor's 500 Composite Index ("S&P 500") as a proxy for the market) and U.S. Treasury Notes with a four-year maturity. A four-year time frame is used in the Advisor's total return projections because the Advisor believes four years is a sufficiently long time period to assess the potential total return of competing investments without being unduly influenced by short term economic and market factors. The Advisor uses a dividend discount model, based upon historical S&P 500 price to dividend relationships, to project four-year stock market total returns. This model compares the Advisor's projected S&P 500 four-year dividend streams and resulting computer generated fourth year S&P 500 index values to the current S&P 500 index value to derive estimates of the total return potential from stocks.

While the Advisor uses the foregoing analysis in portfolio allocation considerations, it relies upon the judgment of its professional staff to make conclusive portfolio allocation determinations, especially during times of volatile stock market and interest rate fluctuation, in an attempt to achieve the Balanced Fund's goal of low volatility. While the S&P 500 is used as a proxy for the stock market in formulating portfolio allocation determinations, equity investments are not limited to stocks included in the S&P 500 index. There is no assurance that the projected S&P 500 total rate of return will be realized by the Balanced Fund, and the rate of return of the Balanced Fund's portfolio may be significantly different than the projected S&P 500 rate of return.

The Advisor does not attempt to predict the proportion of income or growth of capital to be realized by the Balanced Fund. However, the common stock and fixed income allocations will each normally range from a minimum of 25% to a maximum of 75% of the Balanced Fund's assets.


RISK CONSIDERATIONS. To the extent that the Equity Fund's portfolio is fully invested in equity securities, and the major portion of the Balanced Fund's portfolio is invested in equity securities, it may be expected that the net asset value of each Fund will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Stocks and other equity securities are subject to market risks (rapid increase or decrease in value or liquidity of the security) and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, there is a risk that you could lose money by investing in the Funds.


The value of the Balanced Fund's fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Consequently, should interest rates increase or the creditworthiness of an issuer deteriorate, the value of the Balanced Fund's fixed income securities would decrease in value, which would have a depressing influence on the Balanced Fund's net asset value.

At times when fixed income investments are emphasized, the Balanced Fund's net asset value would not be subject to as much stock market volatility but may be expected to fluctuate inversely with the direction of interest rates. The Advisor believes that, by utilizing the investment policies described herein, the Balanced Fund's net asset value may not rise as rapidly or as much as the stock market (as represented by the S&P 500 Index) during rising market cycles, but that during declining market cycles, the Balanced Fund would not suffer as great a decline in its net asset value as the S&P 500 Index. This should result, in the Advisor's opinion, in the Balanced Fund and its shareholders experiencing less volatile year-to-year total returns than would be experienced by the S&P 500 Index.


Corporate debt obligations rated less than A have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities.




INTERNATIONAL EQUITY FUND

Concentrated positions will be established in countries and regions that look most attractive. In choosing a country or region for the portfolio, the International Equity Fund will look for a favorable mix of positive monetary outlook, attractive valuation levels, accelerating corporate earnings, and a good supply and demand relationship for equities. In general, the country or region concentration will be further focused on liquid investments in specific companies where broadly defined value and accelerating earnings have been identified.



Oechsle International Advisors, LLC (the "Sub-Advisor") believes that investors must scan the world for investment opportunities. International diversification is important because:

     (1) non-U.S. stocks now account for more than sixty percent of the world's stock market capitalization; and

     (2) the Sub-Advisor believes that international investing meaningfully reduces risk while potentially improving returns.

In 1967, the United States represented seventy percent of the world's stock market capitalization, thus providing U.S. investors with ample choices at home. However, by 1980 rapid growth in the economies of other countries and the development of their equity markets reduced the U.S. percentage to approximately 50% of a much larger world market. By the end of 1996, the U.S. percentage had declined further to approximately 45%. Therefore, non-U.S. stocks, now nearly twice the amount of U.S. stocks in terms of market capitalization, represent a large, increasingly significant pool presenting opportunities which investors can no longer ignore.

The Sub-Advisor believes that international diversification significantly reduces risk and potentially improves returns. Over the last 25 years, non-U.S. stocks, as measured by the Europe, Australia and Far East ("EAFE") Index, have outperformed U.S. equities, as measured by the Standard & Poor's 500 Index, by a large margin. Furthermore, the Sub-Advisor believes that the inclusion of international stocks to an existing portfolio of U.S. securities results in lower risk mainly due to the fact that foreign economies and markets are not synchronized with the U.S. economy or the U.S. equity market.

Recognition of the enhanced risk/reward characteristics of international investing on the part of institutional investors is demonstrated by their rapidly increasing exposure to international equity markets. By the end of 1996, U.S. pension funds had invested nearly 11% of their equity portfolios in international equities. This percentage is expected to significantly increase over the next five years.

The Sub-Advisor combines top-down country selection with bottom-up stock selection in order to exploit the inefficiencies within and between international equity markets. Various academic studies have shown that 60 to 70 percent of a portfolio's returns are determined by the asset allocation mix, while the remainder is the result of stock selection.

The world's financial markets continually change, and it is the job of the fund manager to understand and act upon these changing trends. Over the last 25 years:

- major inflation in the United States and Europe during the 1970s decimated the performance of common stocks, resulting in major gains in "hard assets";

- a disinflationary period in the 1980s provided some of the best returns of this century for common stocks both in Europe and the United States;

- the economies and securities markets of Japan and other Pacific Rim countries performed spectacularly;

- Latin America reversed decades of economic stagnation in the mid-to late-1980s as a result of dramatic political and economic changes; and

-    technology   transformed   political,   economic  and  financial   patterns
     worldwide.

The Sub-Advisor believes that to consistently provide investors with superior returns, it is imperative to focus on both country selection as well as stock selection. Three primary factors are reviewed in the country selection process in order to rank all the countries for potential returns in U.S. dollars:

     (1) A positive monetary environment that is likely to stimulate economic growth;

     (2) Accelerating corporate earnings in countries selling at reasonable valuation levels given the expected growth; and

     (3)  The demand and supply relationship for equities in each country.

The Sub-Advisor seeks to control risk by diversifying across a number of foreign markets. The Fund will generally have investments in 12 or more countries, and the Fund will never be completely out of any major market in the EAFE Index. The Fund will be further diversified by holding, on average, 80 stocks in the portfolio. A quantitative review of the portfolio serves to identify the risk and return parameters of the investments.

Once the macro-economic framework is developed, the Sub-Advisor seeks to add value through security selection. The Sub-Advisor focuses on medium and large capitalization stocks, but the Fund may hold up to 25% of the Fund's assets in companies that have a market capitalization of less than $1 billion. The minimum market capitalization for an investment is $50 million. Turnover in the portfolio will generally average between 25% and 50%.

The stock selection process is earnings driven with a particular focus on cash earnings. In international markets where the accounting and reporting standards are not as standardized as in the United States, the Sub-Advisor believes that cash earnings are the best reflection of the true earnings power of a corporation. The Sub-Advisor analyzes accounting and legal differences in order to compare investment among different countries. The core of the equity research process is driven by fundamental research. The Sub-Advisor's investment research professionals annually visit more than 700 companies around the globe that are potential investments. The Sub-Advisor feels that these company visits are an essential part of understanding the cash generation capabilities of the companies. The Sub-Advisor is headquartered in Boston and has offices and investment professionals in Frankfurt, London and Tokyo.


When the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may attempt to hedge some portion or all of this anticipated risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio obligations denominated in such foreign currency. It may also enter into such contracts to protect against loss between trade and settlement dates resulting from changes in foreign currency exchange rates. Such contracts will also have the effect of limiting any gains to the Fund between trade and settlement dates resulting from changes in such rates.


The Fund will use currency hedges only as a defensive measure. Given its outlook for the various currencies, the Sub-Advisor first seeks beneficial currency exposure through country allocation. Secondly, the Sub-Advisor will concentrate investments in securities that are likely to benefit from the currency outlook. Finally, as a defensive measure, the Sub-Advisor may hedge some of the Fund's currency position to protect the portfolio against a rise in the dollar of the United States. The Fund may hedge up to 50% of its investments in international markets.


CERTAIN RISK CONSIDERATIONS


Investing in foreign securities involves considerations and possible risks not typically involved in investing in securities of companies domiciled and operating in the United States, including the instability of some governments, the possibility of expropriation, limitations on the use or removal of funds or other assets, changes in governmental administration or economic or monetary policy (in the United States or elsewhere) or changed circumstances in dealings between nations. The application of non-U.S. tax laws (e.g., the imposition of withholding taxes on dividend or interest payments) or confiscatory taxation may also affect investment in such securities. Higher expenses may result from investment in non-U.S. securities than would result from investment in U.S. securities because of the costs that must be incurred in connection with conversions between various currencies and brokerage commissions that may be higher than those in the United States. Securities markets located outside the United States also may be less liquid, more volatile and less subject to governmental supervision than those in the United States. Investments in countries other than the United States could be affected by other factors not present in the United States, including lack of uniform accounting, auditing and financial reporting standards and potential difficulties in enforcing contractual obligations.



CURRENCY RISKS. The Fund's investments that are denominated in a currency other than the U.S. dollar are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. The Fund may try to hedge these risks by investing in foreign currencies, currency futures contracts and options thereon, forward currency exchange contracts, or any combination thereof, but there can be no assurance that such strategies will be effective.



MARKET RISKS. General price movements of securities and other investments may significantly affect the value of the Fund's portfolio. With respect to the investment strategy utilized by the Fund, there is always some, and occasionally a significant, degree of market risk. Investing in small companies involves certain special risks. Small companies may have limited product lines, markets, or financial resources, and their managements may be dependent on a limited number of key individuals. The securities of small companies may have limited market liquidity and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EMERGING MARKETS. The risks of foreign investing are of greater concern in the case of investments in emerging markets which may exhibit greater price volatility and have less liquidity. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures applied internally or imposed by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.



TAX EXEMPT VIRGINIA FUND

The Tax Exempt Virginia Fund is designed primarily to allow individual and institutional investors seeking tax exempt current income to take advantage of the professional investment management expertise of the Advisor. The Fund maintains a policy of generating at least 80% of the Fund's annual income exempt from federal income tax and excluded from the calculation of the federal alternative minimum tax for individual taxpayers. The Fund will maintain at least 65% of its total assets in Virginia tax exempt securities during normal market conditions. The Advisor utilizes a disciplined balance between sector selection and moderate portfolio duration shifts. The Advisor's determination of optimal duration for the Fund is based on economic indicators, inflation trends, credit demands, monetary policy and global influences as well as psychological and technical factors. The Fund endeavors to invest in securities and market sectors which the Advisor believes are undervalued by the marketplace. The selection of undervalued bonds by the Advisor is based on, among other things, historical yield relationships, credit risk, market volatility and absolute levels of interest rates, as well as supply and demand factors.

Although the Fund seeks to invest all the assets of the Fund in obligations exempt from federal and Virginia state income taxes, market conditions may from time to time limit the availability of such obligations. During periods when the Fund is unable to purchase such obligations for the portfolio of the Fund, the Fund will seek to invest the assets of the Fund in Municipal Obligations (as defined below) the interest on which would be exempt from federal income taxes, but which would be subject to the personal income taxes of Virginia. Also, as a temporary defensive measure during times of adverse market conditions, up to 50% of the assets of the Fund may be held in cash or invested in the short-term obligations described below.

DURATION. Duration is an important concept in the Advisor's fixed income management philosophy. "Duration" and "maturity" are different concepts and should not be substituted for one another for purposes of understanding the investment philosophy of the Fund. The Advisor believes that for most fixed income securities "duration" provides a better measure of interest rate sensitivity than maturity. Whereas maturity takes into account only the final principal payments to determine the risk of a particular bond, duration weights all potential cash flows (principal, interest and reinvestment income) on an expected present value basis, to determine the "effective life" of the security.

The Advisor intends to limit the portfolio duration of the Fund to a 2 year minimum and a 15 year maximum. The precise point of the Fund's duration within this range will depend on the Advisor's view of the market. For purposes of the Fund, the duration calculation used is Macaulay duration adjusted for option features (such as call features or prepayment options). Adjusting for option features requires assumptions with respect to the probability of that option being exercised. These assumptions will be determined by the Advisor based on then current market conditions.

The Fund expects the average maturity of its portfolio to be longer than the average duration. How much longer will depend upon, among other factors, the composition of coupons (higher coupons imply shorter duration), as well as overall interest rate levels (higher interest rates generally will result in shorter duration relative to maturity).

INVESTMENT GRADE SECURITIES. The Fund intends to limit its investment purchases to investment grade securities. The Fund defines investment grade securities as those securities which, in the Advisor's opinion, have the characteristics described by any of the nationally recognized statistical rating organizations ("NRSROs"), Moody's, S&P, Fitch Investors Service, Inc.("Fitch") or Duff & Phelps ("D&P"), in their four highest rating grades. For S&P, Fitch and D&P those ratings are AAA, AA, A and BBB. For Moody's those ratings are Aaa, Aa, A and Baa.

The Fund requires that 75% of its assets must be rated at least A by Moody's, S&P, Fitch or D&P or, if not rated, are considered by the Advisor to have essentially the same characteristics and quality as securities having such ratings. There may also be instances where the Advisor purchases bonds which are rated A by one rating agency and which are not rated or rated lower than A by other rating agencies, and such purchase would be within the bounds of the 75% limitation previously stated. The final determination of quality and value will remain with the Advisor. The Fund intends to purchase bonds rated BBB by S&P, Fitch or D&P or Baa by Moody's only if in the Advisor's opinion these bonds have some potential to improve in value or credit rating. Although the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness. For as long as the Fund holds a fixed income issue, the Advisor monitors the issuer's credit standing.

MUNICIPAL OBLIGATIONS. The Fund intends to invest in a broad range of investment grade Municipal Obligations, including general obligation bonds, which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from annual appropriations made by the state legislature for the repayment of interest and principal or other specific revenue source, but not from the general taxing power; lease obligations backed by the municipality's covenant to budget for the payments due under the lease obligation; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately-operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income tax. The value of the securities in which the Fund will invest usually fluctuates inversely with changes in prevailing interest rates.


As used in this Prospectus, the terms "Municipal Obligations" and "tax exempt securities" are used interchangeably to refer to debt instruments issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (without regard to whether the interest thereon is also exempt from the personal income taxes of any State).


With respect to those Municipal Obligations which are not rated by a major rating agency, the Fund will be more reliant on the Advisor's judgment, analysis and experience than would be the case if such Municipal Obligations were rated. In evaluating the creditworthiness of an issue, whether rated or unrated, the Advisor may take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

SHORT TERM OBLIGATIONS. To protect the capital of shareholders of the Fund under adverse market conditions, the Fund may from time to time deem it prudent to hold cash or to purchase taxable short-term obligations for the Fund with a resultant decrease in yield or increase in the proportion of taxable income. These securities may consist of obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus and undivided profits in excess of $100 million; bankers' acceptances of such banks;

and commercial paper and other corporate debt obligations which are rated A-1 or A-2 by S&P or P-1 or P-2 by Moody's (or which are unrated but which are considered to have essentially the same characteristics and qualities as commercial paper having such ratings).




RISK CONSIDERATIONS. Because of the concentration in Virginia Municipal Obligations, the Fund is more susceptible to factors affecting Virginia issuers than is a comparable municipal bond fund not concentrated in the obligations of issuers located in a single state. Yields on Virginia Municipal Obligations depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the Commonwealth of Virginia or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objectives also depends on the continuing ability of the issuers of Virginia Municipal Obligations and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Certain Virginia constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting Virginia Municipal Obligations.


The net asset value of the shares of the Fund changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested at lower yields can be expected to decline.

The Fund has registered as a non-diversified management investment company so that more than 5% of the assets of the Fund may be invested in the obligations of each of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the obligations of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be.

The Fund may invest its assets in a relatively high percentage of Municipal Obligations issued by entities having similar characteristics. The issuers may pay their interest obligations from revenue of similar projects such as multi-family housing, nursing homes, electric utility systems, hospitals or life care facilities. This too may make the Fund more sensitive to economic, political, or regulatory occurrences, particularly because such issuers would likely be located in the same State. As the similarity in issuers increases, the potential for fluctuation of the net asset value of the Fund's shares also increases. The Fund will only invest in securities of issuers which it believes will make timely payments of interest and principal.



HOW TO PURCHASE SHARES

There are NO SALES COMMISSIONS charged to investors. You may obtain assistance in opening an account from Countrywide Fund Services, Inc. (the "Administrator") by calling 1-800-443-4249, or by writing to the Funds at the address shown below for regular mail orders. You may also obtain assistance through any broker-dealer authorized to sell shares of the Funds. The broker-dealer may charge you a fee for its services.

Your investment will purchase shares at a Fund's net asset value next determined after your order is received by the Funds in proper order as indicated herein. The minimum initial investment in the Funds is $5,000. The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. All orders received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m. Eastern time, will purchase shares at the net asset value next determined on that business day. If your order is not received by 4:00 p.m. Eastern time, your order will purchase shares at the net asset value determined on the next business day.



You should be aware that the Funds' account application contains provisions in favor of the Funds, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Funds or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to the appropriate Fund, and mail it to:

                           The Jamestown Funds
                           c/o Shareholder Services
                           P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

BANK WIRE ORDERS. You may invest directly by bank wire. To establish a new account or add to an existing account by wire, please call the Funds at 1-800-443-4249 before wiring funds to advise the Funds of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

         Firstar Bank, N.A.
         ABA# 042000013
         For Williamsburg Investment Trust #485777056
         For the (name of Fund)
         (Shareholder name and account number or tax identification number)

It is important that the wire contain all the information and that the Funds receive prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Funds as described under "Regular Mail Orders" above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $500) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Funds at 1-800-443-4249 to alert the Funds that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables you to make regular monthly or quarterly investment in shares through automatic charges to your checking account. With your authorization and bank approval, the Administrator will automatically charge your checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the 15th day and/or the last business day of the month or both. You may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

EXCHANGE PRIVILEGE. You may use proceeds from the redemption of shares of any Fund to purchase shares of another Fund offering shares for sale in your state of residence. There is no charge for this exchange privilege. Before making an exchange, you should read the portion of the Prospectus relating to the Fund into which the shares are to be exchanged. The shares of the Fund to be acquired will be purchased at the net asset value next determined after acceptance of the exchange request in writing by the Administrator. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize taxable gain or loss. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, each Fund reserves the right to terminate or modify the exchange offer upon 60 days' notice to shareholders.

EMPLOYEES AND AFFILIATES OF THE FUNDS. The minimum purchase requirement is not applicable to accounts of Trustees, officers or employees of the Funds or certain parties related thereto. The minimum initial investment for such accounts is $1,000. See the Statement of Additional Information for further details.



HOW TO REDEEM SHARES

You may redeem shares of the Funds on each day that the Funds are open for business by sending a written request to the Funds. The Funds are open for business on each day the New York Stock Exchange (the "Exchange") is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the Funds' portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to 4:00 p.m. Eastern time, will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $5,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 60 days' written notice. If you bring your account value up to $5,000 or more during the notice period, your account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Funds, at 1-800-443-4249, or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to The Jamestown Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the name of the applicable Fund, the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)   any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, a Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. You may reduce such delay (which may take up to 15 days) by purchasing by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt by the Administrator of your request for redemption will be used in processing your redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares.

The Funds may suspend redemption privileges or postpone the date of payment (1) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by them, or to fairly determine the value of their assets, and (3) for such other periods as the Commission may permit.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your domestic bank ($5,000 minimum). You may not redeem shares of the Funds by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Funds. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds.

There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

SIGNATURE GUARANTEES. To protect your account and the Funds from fraud, signature guarantees are required to be sure that you are the person who has authorized a redemption in an amount over $25,000 or a change in registration or standing instructions for your account. Signature guarantees are required for
(1) requests to redeem shares having a value of greater than $25,000, (2) change of registration requests, (3) requests to establish or change redemption services other than through your initial account application and (4) if the name(s) or the address on your account has been changed within 20 days of your redemption request. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption or change of registration.


SYSTEMATIC WITHDRAWAL PLAN. If your shares of any Fund are valued at $10,000 or more at the current offering price, you may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Funds will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. You may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to your bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by writing the Funds.

HOW NET ASSET VALUE IS DETERMINED

The net asset value of each Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Securities held by the International Equity Fund may be primarily listed on foreign exchanges or traded in foreign markets which are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business. As a result, the net asset value per share of the International Equity Fund may be significantly affected by trading on days when the Fund is not open for business. Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

MANAGEMENT OF THE FUNDS



INVESTMENT ADVISOR. Subject to the authority of the Board of Trustees, Lowe, Brockenbrough & Company, Inc. (the "Advisor") provides the Balanced Fund, the Equity Fund and the Tax Exempt Virginia Fund with a continuous program of supervision of each Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to Investment Advisory Agreements with the Trust. Subject to the authority of the Board of Trustees, the Advisor provides the International Equity Fund with general investment supervisory services pursuant to an Investment Advisory Agreement with the Trust.


In addition to acting as Advisor to the Funds, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The address of the Advisor is 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.

Balanced Fund - Henry C. Spalding, Jr. and Charles M. Caravati III are primarily responsible for managing that portion of the Balanced Fund invested in equity securities, and has acted in this capacity since the Fund's inception. Mr. Spalding had been Executive Vice President of the Advisor since 1988 and in 1998 became a Managing Director of the Advisor. Mr. Caravati has been in various positions with the Advisor since 1992. E. Christian Goetz, CFA is primarily responsible for managing that portion of the Balanced Fund invested in fixed income securities and has acted in this capacity since December 1, 1998. Mr. Goetz has been a portfolio manager of the Advisor since June 1997. He was previously employed as a portfolio manager by Crestar Asset Management and by Virtus Capital Management.

Compensation of the Advisor with respect to the Balanced Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $250 million, 0.65%; on the next $250 million, 0.60%; and on assets over $500 million, 0.55%.

Equity Fund - Henry C. Spalding, Jr. and Charles M. Caravati III are primarily responsible for managing the portfolio of the Equity Fund and has acted in this capacity since the Fund's inception.

Compensation of the Advisor with respect to the Equity Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $500 million, 0.65%; and on assets over $500 million, 0.50%.

International Equity Fund - Compensation of the Advisor is at the annual rate of 1.00% of the Fund's average daily net assets.


Subject to the authority of the Board of Trustees and the supervision of the Advisor, Oechsle International Advisors, LLC (the "Sub-Advisor") provides the Fund with a continuous program of supervision of the International Equity Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to a Sub-Advisory Agreement with the Trust and the Advisor.



Walter Oechsle, who has 37 years experience in the international investment arena, began his career at Arnhold and S. Bleichroeder before moving to Putnam to become the President and Chief Investment Officer of Putnam International
Advisors. In 1986, Mr. Oechsle left with most of the team from Putnam International Advisors and established the Sub-Advisor. The founding partners of the Sub-Advisor have an average tenure of sixteen years with the current investment team. The Sub-Advisor has twenty investment professionals located in offices in Boston, Frankfurt, London and Tokyo. The Sub-Advisor manages over $12 billion in international assets in separately managed and commingled accounts for private and institutional investors. The Sub-Advisor's address is One International Place, Boston, Massachusetts 02110.

Since January 1997, Kathleen Harris has primary responsibility for the day-to-day management of the International Equity Fund's portfolio. Ms. Harris has been employed by the Sub-Advisor since January 1995. Prior to her employment with the Sub-Advisor, she was Portfolio Manager and Investment Director for the State of Wisconsin Investment Board, where she managed international equity assets. Walter Oechsle participates in the management of the Fund particularly with respect to country asset allocation decisions, which are made by both Mr. Oechsle and Ms. Harris.

Compensation of the Sub-Advisor is paid by the Advisor (not the Fund) in the amount of one-half of the advisory fee received by the Advisor (net of any advisory fee waivers).

Tax Exempt Virginia Fund - Beth Ann Walk, CFA is primarily responsible for managing the portfolio of the Tax Exempt Virginia Fund and has acted in this capacity since the Fund's inception. Ms. Walk is a Portfolio Manager of the Advisor and has been with the firm since 1983.


Compensation of the Advisor with respect to the Tax Exempt Virginia Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $250 million, 0.40%; on the next $250 million, 0.35%; and on assets over $500 million, 0.30%.





TAX STATUS OF TAX EXEMPT VIRGINIA FUND

FEDERAL INCOME TAXES. Because the Tax Exempt Virginia Fund intends to distribute to shareholders substantially all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, it is expected that the Fund will not be required to pay any federal income or excise taxes. The Fund also expects the dividends it pays to shareholders of the Fund from interest on Municipal Obligations generally to be exempt from federal income tax because the Trust intends the Fund to satisfy certain requirements of the Code. One such requirement is that at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of obligations whose interest is exempt from federal income tax. Distributions of income from investments in taxable securities and from certain other investments of the Fund (including capital gains from the sale of securities) will be taxable to the shareholder, whether distributed in cash or in additional shares. However, it is expected that such amounts would not be substantial in relation to the tax-exempt interest received by the Fund.

A statement will be sent to each shareholder of the Fund promptly after the end of each calendar year setting forth the federal income tax status of all distributions for each calendar year, including the portion exempt from federal income tax as "exempt-interest dividends;" the portion, if any, that is a tax preference item under the federal alternative minimum tax; the portion taxable as ordinary income; the portion taxable as capital gains; and the portion representing a return of capital (which is free of current taxes but results in a basis reduction).

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest and makes interest on certain tax-exempt bonds and distributions by the Fund of such interest a tax preference item for purposes of the individual and corporate alternative minimum tax. In addition, all exempt-interest dividends may affect a corporate shareholder's alternative minimum tax liability. Applicable tax law and changes therein may also affect the availability of Municipal Obligations for investment by the Fund and the value of the Fund's portfolio. The tax discussion in this Prospectus is for general information only. Prospective investors should consult their own tax advisors as to the tax consequences of an investment in the Fund.

STATE INCOME TAXES. The Trust is organized as a Massachusetts business trust and, under current law, the Fund is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under the Code. The Fund will have a business location in Virginia and will be subject to the income tax laws of that state. A regulated investment company generally will not be required to pay any Virginia income tax so long as it (i) does not have to pay any federal income tax and (ii) receives no interest income that is exempt from federal income tax but is not exempt from Virginia income tax, such as federally tax-exempt interest on obligations of a state other than Virginia.

Set forth below is a brief description of the personal income tax status of an investment in the Fund under Virginia tax laws currently in effect. A statement setting forth the state income tax status of all distributions made during each calendar year will be sent to shareholders annually.

The Virginia Department of Taxation has ruled that, under existing Virginia law, as long as the Fund qualifies as a "regulated investment company" under the Internal Revenue Code and 50% or more of the value of the total assets of the Fund consists of obligations whose interest is exempt from federal income tax, dividends received from the Fund will not be subject to Virginia personal income taxes to the extent that such dividends are either (i) excludable from gross income for federal income tax purposes and attributable to interest on obligations issued by the Commonwealth of Virginia or any of its political subdivisions or instrumentalities or obligations issued by Guam, Puerto Rico or the United States Virgin Islands or (ii) attributable to interest on obligations issued by the United States or any authority, commission, or instrumentality of the United States in the exercise of borrowing power, and backed by the full faith and credit of the United States. For shareholders who are subject to Virginia income tax, dividends received from the Fund (whether paid in cash or reinvested in additional shares) generally will be includable in Virginia taxable income to the extent not described in the preceding sentence. Thus, for example, the portion of dividends excludable from gross income for federal income tax purposes and attributable to interest on obligations of a state other than Virginia will not be exempt from Virginia income tax.

Capital gains distributed by the Fund and gain recognized on the sale or other disposition of shares of the Fund generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the Fund to purchase or carry shares of the Fund (i) will not be deductible for Virginia income tax purposes to the extent that such interest expense relates to the portions of dividends received from the Fund exempt from Virginia income tax and (ii) will be deductible for Virginia income tax purposes as an offset against the portions of the dividends received from the Fund attributable to interest income not exempt from Virginia income taxation to the extent that such interest expense is not deducted in determining federal taxable income and is related to such non-exempt portions.

The maximum marginal Virginia personal income tax rate is 5.75%. The same rate applies to capital gains as to other taxable income.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code, Treasury regulations, and Virginia tax laws presently in effect. For the complete provisions, reference should be made to the pertinent Code sections, the Treasury regulations promulgated thereunder, and the applicable Virginia tax laws. The Code, Treasury regulations, and Virginia tax laws are subject to change by legislative, judicial or administrative action either prospectively or retroactively. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state, local or foreign taxes.

DIVIDENDS, DISTRIBUTIONS, TAXES AND OTHER INFORMATION



Each Fund intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code") and will distribute all of its net income and realized capital gains to shareholders. Shareholders are liable for taxes on distributions of net income and realized capital gains of the Funds but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Tax Exempt Virginia Fund intends to declare dividends on each business day and to pay such dividends monthly. Each of the Balanced Fund, the Equity Fund and the International Equity Fund intends to declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities realized through October 31 of that year. Each Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Funds at the end of each year. The Funds intend to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the U.S.

Distributions resulting from the sale of foreign currencies and foreign obligations, to the extent of foreign exchange gains, are taxed as ordinary income or loss. If these transactions result in reducing the International Equity Fund's net income, a portion of the income may be classified as a return of capital (which will lower your tax basis). If the International Equity Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's net investment income but still may be included in your taxable income. However, you may be able to claim an offsetting tax credit or itemized deduction on your return for your portion of foreign taxes paid by the International Equity Fund.

Under applicable tax law, the International Equity Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. Although it is anticipated the International Equity Fund will comply with such limits, the Fund's extensive use of these hedging techniques involves greater risk of unfavorable tax consequences than funds not engaging in such techniques. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund as well as affect whether dividends paid by the Fund are classified as capital gain or ordinary income.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains for either Fund. Current practice of the Balanced Fund, the Equity Fund and the International Equity Fund, subject to the discretion of the Board of Trustees, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Funds unless the shareholder requests in writing to receive dividends and/or capital gains distributions in cash. That request must be received by the Funds prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Funds.


YEAR 2000 READINESS. Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Funds could be adversely impacted if the computer systems used by the Advisor and other service providers have not been converted to meet the requirements of the new century. The Advisor has evaluated its internal systems and expects them to handle the change of millennium. The Advisor is monitoring on an ongoing basis the progress of the Funds' service providers to convert their systems to comply with the requirements of the Year 2000. The Advisor currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Funds to enter into agreements with new service providers or to make other arrangements.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, are included in the Statement of Additional Information, which is available upon request.

[To be inserted.]

THE JAMESTOWN FUNDS

INVESTMENT ADVISOR
Lowe, Brockenbrough & Company, Inc.
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

ADMINISTRATOR
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249


INDEPENDENT AUDITORS
___________________________
___________________________
___________________________


LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109


BOARD OF TRUSTEES
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt III

Additional information about the Funds is included in the Statement of Additional Information ("SAI") and which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-800-443-4249 (Nationwide).

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

File No. 811-5685

                       STATEMENT OF ADDITIONAL INFORMATION

                                       THE
                             FLIPPIN, BRUCE & PORTER
                                      FUNDS

                           FBP Contrarian Equity Fund
                          FBP Contrarian Balanced Fund

                                 August 1, 1999

                                    Series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249

                                Table of Contents
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES...........................................  2
DESCRIPTION OF BOND RATINGS..................................................  6
INVESTMENT LIMITATIONS.......................................................  9
TRUSTEES AND OFFICERS........................................................ 10
INVESTMENT ADVISER........................................................... 15
ADMINISTRATOR................................................................ 17
DISTRIBUTOR.................................................................. 17
OTHER SERVICES............................................................... 18
BROKERAGE.................................................................... 18
SPECIAL SHAREHOLDER SERVICES................................................. 19
PURCHASE OF SHARES........................................................... 21
REDEMPTION OF SHARES......................................................... 22
NET ASSET VALUE DETERMINATION................................................ 22
ALLOCATION OF TRUST EXPENSES................................................. 23
ADDITIONAL TAX INFORMATION................................................... 23
CAPITAL SHARES AND VOTING.................................................... 24
CALCULATION OF PERFORMANCE DATA.............................................. 25
FINANCIAL STATEMENTS AND REPORTS............................................. 27


This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of both the FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund (the "Funds") dated August 1, 1999. The Prospectus may be obtained from the Funds, at the address and phone number shown above, at no charge.

                       INVESTMENT OBJECTIVES AND POLICIES

All information contained herein applies to both the FBP Contrarian Balanced Fund (the "Balanced Fund"), formerly the FBP Contrarian Fund, and the FBP Contrarian Equity Fund (the "Equity Fund") unless otherwise noted.

The investment objectives and policies of the Funds are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

WRITING COVERED CALL OPTIONS. The writing of call options by the Funds is subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Therefore the number of calls the Funds may write (or purchase in closing transactions) may be affected by options written or held by other entities, including other clients of the Adviser. An exchange may order the liquidation of positions found to be in violation of these limits and may impose certain other sanctions.

WARRANTS AND RIGHTS. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES. Because of the inherent risk of foreign securities over domestic issues, the Funds will not invest in foreign investments except those traded domestically as American Depository Receipts (ADRs). The Funds may invest in foreign securities in order to take advantage of opportunities for growth where, as with domestic securities, they are depressed in price because they are out of favor with most of the investment community. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

SECURITIES OF UNSEASONED COMPANIES. The securities of unseasoned companies (those in business less than three years, including predecessors and, in the case of bonds, guarantors) may have a limited trading market, which may adversely affect disposition. The management of such companies frequently does not have substantial business experience. Furthermore, they may be competing with other companies which are well established, more experienced and better financed. If other investors attempt to dispose of such holdings when the Funds desire to do so, the Funds could receive lower prices than might otherwise be obtained. Because of the increased risk over larger, better known companies, each Fund limits its investments in the securities of unseasoned issuers to no more than 5% of its total assets.

SHARES OF OTHER INVESTMENT COMPANIES. Each Fund may invest up to 5% of its net assets in shares of other investment companies, including Standard & Poor's Depository Receipts ("SPDRs") and shares of the DIAMONDS Trust ("DIAMONDs"). SPDRs are exchange-traded securities that represent ownership in the SPDR Trust, a long-term unit investment trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's Composite Stock Price Index. Holders of SPDRs are entitled to receive proportionate quarterly distributions corresponding to the dividends which accrue on the S&P 500 stocks in the underlying portfolio, less accumulated expenses of the SPDR Trust. DIAMONDs operate similarly to SPDRs, except that the DIAMONDS Trust is intended to track the price performance and dividend yield of the Dow Jones Industrial Average. SPDRs and DIAMONDs are unlike traditional mutual funds in that they are available for purchase or sale during the trading day like a share of stock, rather than at closing net asset value per share. This characteristic of SPDRs and DIAMONDs is a risk separate and distinct from the risk that its net asset value will decrease.

To the extent the Funds invest in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders may pay higher operational costs than if they owned the underlying investment companies directly.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Funds' risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Funds hold a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Adviser will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times at least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Funds' custodian either directly or through a securities depository.

U.S. GOVERNMENT SECURITIES. The Balanced Fund may invest in debt obligations which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") as described herein. U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export Import Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan mortgage Corporation ("FHLMC"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein. The Balanced Fund does not intend to invest in "zero coupon" Treasury securities. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "Certificates," representing undivided ownership interests in pools of mortgages. Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency. Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The U.S. Government does not guarantee premiums and market value of U.S. Government Securities.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Funds acquire a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Funds would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Balanced Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Balanced Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Balanced Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case the Fund could incur a short-term gain or loss.


BORROWING. Each Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Funds borrow for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If while such borrowing is in effect, the value of the particular Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Funds would incur interest and other transaction costs in connection with such borrowing. A Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

LOWER RATED FIXED INCOME SECURITIES. The Balanced Fund will invest to a limited extent in fixed income securities which are rated lower than A by Moody's and S&P. Issues rated lower than A are speculative in certain respects. The Balanced Fund limits its investment in issues rated less than Baa by Moody's and BBB by S&P to 5% of the Balanced Fund's net assets and the Balanced Fund will not invest in issues rated lower than B by either rating service. The Adviser carefully evaluates such lower rated issues prior to purchase to ascertain that the issuer's financial condition is, in the Adviser's judgment, improving.


                           DESCRIPTION OF BOND RATINGS

The various ratings used by the NRSROs are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being traded. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of fixed-income securities in which the Balanced Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS:

Aaa: Bonds rated Aaa are judged to be of the best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements that make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Moody's applies numerical modifiers (1,2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S BOND RATINGS:

AAA: This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures or adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Credit quality in the markets for lower rated fixed income securities can change unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular security. The Adviser believes that the yields from the lower rated securities purchased by the Balanced Fund will more than compensate for any additional risk. During periods of deteriorating economic conditions or increased interest rates, trading in the secondary market for lower rated securities may become thin and market liquidity may be significantly reduced. Under such conditions, valuation of the securities at fair value becomes more difficult and judgment plays a greater role. Beside credit and liquidity concerns, prices for lower rated securities may be affected by legislative and regulatory developments.

                             INVESTMENT LIMITATIONS

The Funds have adopted the following investment limitations, in addition to those described in the Prospectus, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Funds. A "majority" for this purpose, means the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, each Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer;

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Adviser who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Funds may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Funds may invest in certain mortgage backed securities as described in the Prospectus under "Investment Objectives, Investment Policies and Risk Considerations";

(6) Underwrite securities issued by others, except to the extent a Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Funds may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.);

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Make loans of money or securities, except that the Funds may invest in repurchase agreements; or

(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (the first restriction in the Prospectus) each Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

While the Funds have reserved the right to make short sales "against the box" (limitation number 8, above), the Adviser has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS


Following are the Trustees and executive officers of the Williamsburg Investment Trust (the "Trust"), their present position with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1999:

Name, Position,                              Principal Occupation                           Compensation
Age and Address                              During Past 5 Years                           From the Trust
------------------                           --------------------                          --------------
Austin Brockenbrough III (age 62)            President and Managing                             None
Trustee**                                    Director of Lowe, Brockenbrough
President                                    & Company, Inc.,
The Jamestown International Equity           Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund       Director of Tredegar Industries,
6620 West Broad Street                       Inc. (plastics manufacturer) and
Suite 300                                    Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                    (global asset manager); Trustee
                                             of University of Richmond


                                     - 11 -

John T. Bruce (age 45)                       Principal of                                       None
Trustee and Chairman**                       Flippin, Bruce & Porter, Inc.,
Vice President                               Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 62)            Physician                                          $9,000
Trustee**                                    Dermatology Associates of
5600 Grove Avenue                            Virginia, P.C.,
Richmond, Virginia   23226                   Richmond, Virginia

J. Finley Lee (age 59)                       Julian Price Professor Emeritus of                 $9,000
Trustee                                      Business Administration
614 Croom Court                              University of North Carolina,
Chapel Hill, North Carolina 27514            Chapel Hill, North Carolina;
                                             Director of Montgomery Indemnity
                                             Insurance Co.; Trustee of Albemarle
                                             Investment Trust (registered
                                             investment company)

Richard Mitchell (age 50)                    Principal of                                       None
Trustee**                                    T. Leavell &  Associates, Inc.,
President                                    Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

Richard L. Morrill (age 60)                  President of                                       $9,000
Trustee                                      University of Richmond,
7000 River Road                              Richmond, Virginia;
Richmond, Virginia  23229                    Director of Tredegar
                                             Industries, Inc.

Harris V. Morrissette (age 39)               President of                                       $8,000
Trustee                                      Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                        Mobile, Alabama;
Mobile, Alabama   36693                      Chairman of Azalea Aviation, Inc.
                                             (airplane fueling); Director of
                                             South Alabama Bank and
                                             South Alabama Bancorporation

                                     - 12 -



Erwin H. Will, Jr. (age 66)                  Chief Investment Officer of                        $6,500
Trustee                                      Virginia Retirement System,
P.O. Box 2500                                Richmond, Virginia
Richmond, Virginia 23218

Samuel B. Witt III (age 63)                  Senior Vice President and                          $9,000
Trustee                                      General Counsel of Stateside
2300 Clarendon Blvd.                         Associates, Inc., Arlington,
Suite 407                                    Virginia; Director of The Swiss
Arlington, Virginia 22201                    Helvetia Fund, Inc. (closed-end
                                             investment company)

John P. Ackerly IV (age 36)                  Portfolio Manager of
Vice President                               Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia;
One James Center, 901 E. Cary St.            prior to February 1994, a
Richmond, Virginia  23219                    Portfolio Manager with
                                             Central Fidelity Bank

Joseph L. Antrim III (age 54)                Executive Vice President of
President                                    Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219


Robert L. Bennett (age __)                   _______________________
Treasurer
_____________________
_____________________

Charles M. Caravati III (age 33)             Assistant Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown International Equity Fund      Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230


                                     - 13 -

John M. Flippin (age 57)                     Principal of
President                                    Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 46)                   Principal of
Vice President                               T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund               Mobile, Alabama
150 Government Street
Mobile, Alabama 36602


Tina D. Hosking (age 30)                     _______________________
Secretary
_____________________
_____________________


J. Lee Keiger III (age 44)                   First Vice President and Chief Financial
Vice President                               Officer of Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter, III (age 58)              Principal of
Vice President                               Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504


Henry C. Spalding, Jr. (age 61)              Executive Vice President of
President                                    Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230


Ernest H. Stephenson, Jr. (age 54)           Vice President of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230

Connie R. Taylor (age 48)                    Administrator of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230




                                     - 14 -




Beth Ann Walk (age 40)                       Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund       Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230


Coleman Wortham III (age 53)                 President and Chief Executive
Vice President                               Officer of  Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

----------------------------
**Indicates that Trustee is an Interested Person for purposes of the 1940 Act. Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.


PRINCIPAL HOLDERS OF VOTING SECURITIES. As of July __, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) ___% of the then outstanding shares of the Equity Fund and ___% of the then outstanding shares of the Balanced Fund. On the same date, the
________________________________________, Knoxville,  Tennessee, 37901, owned of record ___% of the then outstanding shares of the Equity Fund.

                               INVESTMENT ADVISER

Flippin, Bruce & Porter, Inc. (the "Adviser") supervises each Fund's investments
pursuant  to  an  Investment  Advisory  Agreement  (the  "Advisory   Agreement")
described in the Prospectus. The

Advisory Agreement is effective until April 1, 2000 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds' outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Adviser, with respect to each Fund, based upon each Fund's average daily net assets, is at the following annual rates: On the first $250 million, 0.75%; on the next $250 million, 0.65%; and on assets over $500 million, 0.50%. For the fiscal years ended March 31, 1999, 1998, 1997 and 1996, the Equity Fund paid the Adviser advisory fees of $288,068, $184,384, $89,290 (which was net of voluntary fee waivers of $5,300) and $21,816 (net of voluntary fee waivers of $27,849), respectively. For the fiscal years ended March 31, 1999, 1998 and 1997, the Balanced Fund paid the Adviser advisory fees of $435,257, $365,477 and $293,819, respectively.

John M. Flippin, John T. Bruce and R. Gregory Porter, III own all the capital stock of the Adviser and therefore control the Adviser. In addition to acting as Adviser to the Funds, the Adviser also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.


The Adviser provides a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Funds. The Adviser determines what securities and other investments will be purchased, retained or sold by the Funds, and does so in accordance with the investment objectives and policies of the Funds as described herein and in the Prospectus. The Adviser places all securities orders for the Funds, determining with which broker, dealer or issuer to place the orders.

The Adviser must adhere to the brokerage policies of the Funds in placing all orders, the substance of which policies are that the Adviser must seek at all times the most favorable price and execution for all securities brokerage transactions.

The Adviser also provides, at its own expense, certain Executive Officers to the Trust, and pays the entire cost of distributing Fund shares.

The Advisor may compensate dealers or others based on sales of shares of the Funds to clients of such dealers or others or based on the average balance of all accounts in the Funds for which such dealers or others are designated as the person responsible for the account.

                                  ADMINISTRATOR

Countrywide Fund Services, Inc. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Funds and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, each Fund pays the Administrator a fee at the annual rate of 0.20% of the average value of its daily net assets up to $25,000,000, 0.175% of such assets from $25,000,000 to $50,000,000 and 0.15% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $2,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.


For the fiscal years ended March 31, 1999, 1998 and 1997, the Administrator received fees of $73,470, $48,798 and $26,614, respectively, from the Equity Fund and $105,848, $91,365, $75,049 and $61,819, respectively, from the Balanced Fund.

                                   DISTRIBUTOR

CW Fund Distributors, Inc. (the "Distributor"), 312 Walnut Street, Cincinnati, Ohio 45202, serves as principal underwriter for the Funds pursuant to an Underwriting Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, but it is not obliged to sell any particular amount of shares. The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years from the date of its execution, and for continuous one-year periods thereafter if such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. Tina D. Hosking is an officer of both the Trust and the Distributor.


The Underwriting Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Funds on sixty days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on sixty days written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment.

                                 OTHER SERVICES


The  firm of  _________________________________________________________________,
has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Funds' federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.


The Custodian of the Funds' assets is Firstar, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Funds (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Funds.

                                    BROKERAGE

It is the Funds' practice to seek the best price and execution for all portfolio securities transactions. The Adviser (subject to the general supervision of the Board of Trustees) directs the execution of the Funds' portfolio transactions. The Trust has adopted a policy which prohibits the Adviser from effecting Fund portfolio transactions with broker-dealers which may be interested persons of either Fund, the Trust, any Trustee, officer or director of the Trust or its investment advisers or any interested person of such persons.

The Balanced Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. The Funds' common stock portfolio transactions will normally be exchange traded and will be effected through broker-dealers who will charge brokerage commissions. Options would also normally be exchange traded involving the payment of commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.


For the fiscal years ended March 31, 1999, 1998 and 1997, the total amount of brokerage commissions paid by the Balanced Fund was $43,130, $20,094 and $14,442, respectively. For the fiscal years ended March 31, 1999, 1998 and 1997, the total amount of brokerage commissions paid by the Equity Fund was $45,762, $36,236 and $14,989, respectively.


While there is no formula, agreement or undertaking to do so, the Adviser may allocate a portion of either Fund's brokerage commission to persons or firms providing the Adviser with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Adviser for the benefit of the other clients it may have. Conversely, the Funds may benefit from such transactions effected for the benefit of other clients. In all cases, the Adviser is obligated to effect transactions for the Funds based upon obtaining the most favorable price and execution. Factors considered by the Adviser in determining whether the Funds will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Adviser's perception of the broker's reliability, integrity and financial condition.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Funds offer the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the last business day of the month or quarter. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $25,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within three business days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long term or short term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days' written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-800-443-4249, or by writing to:

                        The Flippin, Bruce & Porter Funds
                              Shareholder Services
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

PURCHASES IN KIND. The Funds may accept securities in lieu of cash in payment for the purchase of shares of the Funds. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long term investment of the Funds, the marketability of such securities, and other factors which the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in

"How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein each Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of a Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Funds at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m. Eastern time will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the Funds until confirmed in writing (or unless other arrangements have been made with the Funds, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUNDS. The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing their shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Funds, the Adviser and certain parties related thereto, including clients of the Adviser or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Funds for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Funds, and they have adopted procedures to do so, as follows. The net asset value of each Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m. Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share of each Fund is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Adviser or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Funds. General Trust expenses are allocated among the series, or Funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each Fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each Fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Funds as regulated investment companies under Subchapter M of the Code, the Funds also intend to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Funds remain qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on each Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While each Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Funds indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUNDS' DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Funds derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

For corporate shareholders, the dividends received deduction, if applicable, should apply to dividends from each Fund. Each Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.

                            CAPITAL SHARES AND VOTING

Shares of the Funds, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

Prior to January 24, 1994, the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA


As indicated in the Prospectus, each Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Funds for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of a Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n = ERV. The average annual total return quotations for the Equity Fund for the one, five and since inception(July 30, 1993) for period ended March 31, 1999 are 7.74%, 20.96% and 18.89%, respectively. The average annual total return quotations for the Balanced Fund for the one, five and since inception (July 3, 1989) periods ended March 31, 1999, are 8.74%, 16.82% and 12.36%, respectively.


In addition, each Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation): it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, each Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                           Yield = 2[a-b/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period


Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of the Balanced Fund and the Equity Fund for the 30 days ended March 31, 1999 were 1.89% and .65%, respectively.


The Funds' performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, each Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of the Funds' performance before investing. Of course, when comparing the Funds' performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time.

From time to time the Funds may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Funds may also disclose from time to time information about their portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS


The books of the Funds will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the

Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Funds as of March 31, 1999, together with the report of the independent accountants thereon, are included on the following pages.

                [Financial statements to be filed by amendment.]

                       STATEMENT OF ADDITIONAL INFORMATION


                                       THE
                                GOVERNMENT STREET
                                      FUNDS

                        The Government Street Equity Fund
                         The Government Street Bond Fund


                                 August 1, 1999


                                    Series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES...........................................  2
DESCRIPTION OF BOND RATINGS..................................................  5
INVESTMENT LIMITATIONS.......................................................  8
TRUSTEES AND OFFICERS.......................................................  10
INVESTMENT ADVISOR........................................................... 14
ADMINISTRATOR................................................................ 15
OTHER SERVICES............................................................... 16
BROKERAGE.................................................................... 17
SPECIAL SHAREHOLDER SERVICES................................................. 18
PURCHASE OF SHARES........................................................... 20
REDEMPTION OF SHARES......................................................... 21
NET ASSET VALUE DETERMINATION................................................ 21
ALLOCATION OF TRUST EXPENSES................................................. 21
ADDITIONAL TAX INFORMATION................................................... 22
CAPITAL SHARES AND VOTING.................................................... 23
CALCULATION OF PERFORMANCE DATA.............................................. 25
FINANCIAL STATEMENTS AND REPORTS............................................. 28


This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of both The Government Street Equity Fund and The Government Street Bond Fund (the "Funds") dated August 1, 1999. Each Prospectus may be obtained from the Funds, at the address and phone number shown above, at no charge.

                       INVESTMENT OBJECTIVES AND POLICIES

All information contained herein applies to both The Government Street Equity Fund (the "Equity Fund") and The Government Street Bond Fund (the "Bond Fund") unless otherwise noted.

The investment objectives and policies of the Funds are described in the applicable Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

FOREIGN SECURITIES. Because of the inherent risk of foreign securities over domestic issues, the Funds will not invest in foreign investments except those traded domestically as American Depository Receipts (ADRs). ADRs are foreign securities denominated in U.S. Dollars and traded on U.S. securities markets. The Fund will invest only in sponsored ADRs on foreign equities. The Funds may invest in foreign securities if the Advisor believes such investment would be consistent with the Funds' investment objectives. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.



SHARES OF OTHER INVESTMENT COMPANIES. The Equity Fund may invest up to 5% of its net assets in shares of other investment companies, including Standard & Poor's Depository Receipts ("SPDRs") and shares of the DIAMONDS Trust ("DIAMONDs"). SPDRs are exchange-traded securities that represent ownership in the SPDR Trust, a long-term unit investment trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's Composite Stock Price Index. Holders of SPDRs are entitled to receive proportionate quarterly distributions corresponding to the dividends which accrue on the S&P 500 stocks in the underlying portfolio, less accumulated expenses of the SPDR Trust. DIAMONDs operate similarly to SPDRs, except that the DIAMONDS Trust is intended to track the price performance and dividend yield of the Dow Jones Industrial Average. SPDRs and DIAMONDs are unlike traditional mutual funds in that they are available for purchase or sale during the trading day like a share of stock, rather than at closing net asset value per share. This characteristic of SPDRs and DIAMONDs is a risk separate and distinct from the risk that its net asset value will decrease.

To the extent the Equity Fund invests in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders may pay higher operational costs than if they owned the underlying investment companies directly.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Funds' risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Funds hold a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Funds' custodian either directly or through a securities depository.

MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Funds acquire a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest- bearing debt obligation of a bank. CDs acquired by the Funds would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds. At the time of purchase, money market instruments will have a short-term rating in the highest category from any nationally recognized statistical rating organization ("NRSRO") or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated in the three highest categories of any NRSRO or, if not so rated, of equivalent quality in the Advisor's opinion.


FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Bond Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Bond Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Bond Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case the Fund could incur a short-term gain or loss.


BORROWING. Each Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase the limit to 33.3% of its total assets to meet redemption requests, which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. Neither Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

UNSEASONED ISSUERS. Each Fund may invest in the securities of unseasoned issuers, that is, companies having an operating history of less than three years (including predecessors and, in the case of fixed income securities, guarantors). The management of such companies frequently does not have substantial business experience. Furthermore, they may be competing with other companies who are well established, more experienced and better financed. The securities of unseasoned companies may have a limited trading market, which may adversely affect disposition. If other investors attempt to dispose of such holdings when a Fund desires to do so, the Fund could receive lower prices than might otherwise be obtained. Because of these and other risks, investment in unseasoned issuers is restricted by each Fund to no more than 5% of its net assets.


                           DESCRIPTION OF BOND RATINGS


In order to achieve its objectives, the Bond Fund invests in fixed income securities in the four highest classifications (often called "investment grade") by any of the nationally recognized statistical rating organizations ("NRSROs")
- Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P"). For S&P, Fitch and D&P those ratings are AAA, AA, A and BBB. For Moody's those ratings are Aaa, Aa, A and Baa.


The various ratings used by the NRSROs are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being traded. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed-income securities in which the Bond Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS:

     Aaa: Bonds rated Aaa are judged to be of the best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements that make the long term risks appear somewhat larger than in Aaa securities.

     A: Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers (1,2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S BOND RATINGS:

     AAA: This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

DESCRIPTION OF FITCH INVESTORS SERVICE INC.'S BOND RATINGS:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

DESCRIPTION OF DUFF & PHELPS' CREDIT RATING CO.'S BOND RATINGS:

     AAA: This is the highest rating credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A: Bonds rated A have average protection factors. However risk factors are more variable and greater in periods of economic stress.

     BBB: Bonds rated BBB have below average protection factors, but are considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

                             INVESTMENT LIMITATIONS

The Funds have adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Funds. A "majority" for this purpose, means the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, each Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer;

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Funds may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things.

(6) Underwrite securities issued by others, except to the extent a Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Funds may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short);

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Make loans of money or securities, except that the Funds may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other securities which are not readily marketable, are limited to 10% of the Fund's net assets);

(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

(12) Write, purchase or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options;

(13) Invest in restricted securities; or

(14) Invest more than 5% of its total assets in the securities of any one issuer or hold more than 10% of the voting securities of any one issuer.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (the first restriction in the Prospectus) each Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

While the Funds have reserved the right to make short sales "against the box" (limitation number 8, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS

The Board of Trustees supervises the activities of the Williamsburg Investment Trust (the "Trust"). Following are the Trustees and executive officers of the Trust, their present position with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1999:


Name, Position,                              Principal Occupation                            Compensation
Age  and Address                             During Past 5 Years                           From the  Trust
------------------                           --------------------                          ---------------
Austin Brockenbrough III (age 62)            President and Managing                             None
Trustee**                                    Director of Lowe, Brockenbrough
President                                    & Company, Inc.,
The Jamestown International Equity Fund      Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund       Director of Tredegar Industries,
6620 West Broad Street                       Inc. (plastics manufacturer) and
Suite 300                                    Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                    (global asset manager); Trustee
                                             of University of Richmond


John T. Bruce (age 45)                       Principal of                                       None
Trustee and Chairman**                       Flippin, Bruce & Porter, Inc.,
Vice President                               Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 62)            Physician                                          $_____
Trustee**                                    Dermatology Associates of
5600 Grove Avenue                            Virginia, P.C.,
Richmond, Virginia   23226                   Richmond, Virginia

J. Finley Lee (age 59)                       Julian Price Professor Emeritus of                 $_____
Trustee                                      Business Administration
614 Croom Court                              University of North Carolina,
Chapel Hill, North Carolina 27514            Chapel Hill, North Carolina;
                                             Director of Montgomery Indemnity
                                             Insurance Co.; Trustee of Albemarle
                                             Investment Trust (registered
                                             investment company)

                                     - 10 -

Richard Mitchell (age 50)                    Principal of                                       None
Trustee**                                    T. Leavell &  Associates, Inc.,
President                                    Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

Richard L. Morrill (age 60)                  President of                                       $_____
Trustee                                      University of Richmond,
7000 River Road                              Richmond, Virginia;
Richmond, Virginia  23229                    Director of Tredegar
                                             Industries, Inc.

Harris V. Morrissette (age 39)               President of                                       $_____
Trustee                                      Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                        Mobile, Alabama;
Mobile, Alabama   36693                      Chairman of Azalea Aviation, Inc.
                                             (airplane fueling); Director of
                                             South Alabama Bank and
                                             South Alabama Bancorporation

Erwin H. Will, Jr. (age 66)                  Chief Investment Officer of                        $_____
Trustee                                      Virginia Retirement System,
P.O. Box 2500                                Richmond, Virginia
Richmond, Virginia 23218

Samuel B. Witt III (age 63)                  Senior Vice President and                          $_____
Trustee                                      General Counsel of Stateside
2300 Clarendon Blvd.                         Associates, Inc., Arlington,
Suite 407                                    Virginia; Director of The Swiss
Arlington, Virginia 22201                    Helvetia Fund, Inc. (closed-end
                                             investment company)

John P. Ackerly IV (age 36)                  Portfolio Manager of
Vice President                               Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia;
One James Center, 901 E. Cary St.            prior to February 1994, a
Richmond, Virginia  23219                    Portfolio Manager with
                                             Central Fidelity Bank

Joseph L. Antrim III (age 54)                Executive Vice President of
President                                    Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

                                     - 11 -


Robert L. Bennett (age __)                   [To be inserted.]
Treasurer
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

Charles M. Caravati III (age 33)             Assistant Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown International Equity Fund      Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230


John M. Flippin (age 57)                     Principal of
President                                    Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 46)                   Principal of
Vice President                               T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund               Mobile, Alabama
150 Government Street
Mobile, Alabama 36602


Tina D. Hosking (age __)                     [To be inserted.]
Secretary
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202


J. Lee Keiger III (age 44)                   First Vice President and Chief Financial
Vice President                               Officer of Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter, III (age 58)              Principal of
Vice President                               Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

                                     - 12 -

Henry C. Spalding, Jr. (age 61)              Executive Vice President of
President                                    Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

Ernest H. Stephenson, Jr. (age 54)           Vice President of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230

Connie R. Taylor (age 48)                    Administrator of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230




Beth Ann Walk (age 40)                       Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund       Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230


Coleman Wortham III (age 53)                 President and Chief Executive
Vice President                               Officer of  Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

-------------------------
**Indicates that Trustee is an Interested Person for purposes of the 1940 Act. Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.


PRINCIPAL HOLDERS OF VOTING SECURITIES. As of _____, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of both the Equity Fund and the Bond Fund. On the same date, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, owned of record ____% of the then outstanding shares of the Equity Fund and ____% of the then outstanding shares of the Bond Fund; ______________________________________________________
Mobile, Alabama 36622, owned of record ___% of the then outstanding shares of the Equity Fund and ___% of the then outstanding shares of the Bond Fund; and ____________________, Brewton, Alabama 36427, owned of record ____% of the then outstanding shares of the Equity Fund and ____% of the then outstanding shares of the Bond Fund. As a result, _____ may be deemed to control the Bond Fund, and ____ may be deemed to control the Equity Fund.


                               INVESTMENT ADVISOR

T. Leavell & Associates, Inc. (the "Advisor") supervises each Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement is effective until April 1, 1999 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds' outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.


Compensation of the Advisor with respect to the Equity Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $100 million, 0.60%; and on assets over $100 million, 0.50%. For the fiscal years ended March 31, 1999, 1998 and 1997, the Equity Fund paid the Advisor advisory fees of $____, $375,712 and $275,299, respectively.

Compensation of the Advisor with respect to the Bond Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $100 million, 0.50%; and on assets over $100 million, 0.40%. For the fiscal years ended March 31, 1999, 1998 and 1997, the Bond Fund paid the Advisor advisory fees of $____, $164,236 and $147,268, respectively.


The Advisor, organized as an Alabama corporation in 1979, is controlled by its shareholders, Thomas W. Leavell, Richard Mitchell, Dorothy G. Gambill and Timothy S. Healey. In addition to acting as Advisor to the Funds, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Funds. The Advisor determines what securities and other investments will be purchased, retained or sold by the Funds, and does so in accordance with the investment objectives and policies of the Funds as described herein and in the Prospectus. The Advisor places all securities orders for the Funds, determining with which broker, dealer, or issuer to place the orders.

The Advisor must adhere to the brokerage policies of the Funds in placing all orders, the substance of which policies are that the Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.

The Advisor also provides, at its own expense, certain Executive Officers to the Trust, and pays the entire cost of distributing Fund shares.

The Advisor may compensate dealers or others based on sales of shares of the Funds to clients of such dealers or others or based on the average balance of all accounts in the Funds for which such dealers or others are designated as the person responsible for the account.

                                  ADMINISTRATOR


The Fund has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend, disbursing, shareholder servicing and transfer agent services. The Administrator is a wholly-owned indirect subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Administrator maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Funds and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.


For the performance of these administrative services, the Bond Fund pays the Administrator a fee at the annual rate of 0.075% of the average value of its daily net assets up to $200,000,000 and 0.05% of such assets in excess of $200,000,000 and the Equity Fund pays the Administrator a fee at the annual rate of 0.20% of the average value of its daily net assets up to $25,000,000, 0.175% of such assets from $25,000,000 to $50,000,000 and 0.15% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $2,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.


For the fiscal years ended March 31, 1999, 1998 and 1997, the Administrator received fees of $____, $112,821 and $86,708, respectively, from the Equity Fund and $_____,$25,069 and $24,000, respectively, from the Bond Fund.

                                 OTHER SERVICES

The firm of _________________________, has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Funds' federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Funds' assets is Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Funds (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Funds.

                                    BROKERAGE

It is the Funds' practice to seek the best price and execution for all portfolio securities transactions. The Advisor (subject to the general supervision of the Board of Trustees) directs the execution of the Funds' portfolio transactions. Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Advisor.

The Bond Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. The Equity Fund's common stock portfolio transactions will normally be exchange traded and will be effected through broker-dealers who will charge brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.


For the fiscal years ended March 31, 1999, 1998 and 1997, the total amount of brokerage commissions paid by the Equity Fund was $_____, $20,136 and $15,451, respectively. No brokerage commissions were paid by the Bond Fund for the last three fiscal years.


While there is no formula, agreement or undertaking to do so, the Fund has adopted brokerage policies which allow the Advisor to allocate a portion of either Fund's brokerage commissions to persons or firms providing the Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Advisor for the benefit of the other clients it may have. Conversely, the Funds may benefit from such transactions effected for the benefit of other clients. In all cases, the Advisor is obligated to effect transactions for the Funds based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Funds will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Advisor's perception of the broker's reliability, integrity and financial condition.

As of March 31, 1999, the Bond Fund held securities issued by the following of the Trust's "regular broker-dealers" (as defined in the 1940 Act) or their parents: _____________________________ (the market value of which was $_______).


                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Funds offer the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.



SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within three business days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days' written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-800-443-4249, or by writing to:

                           The Government Street Funds
                              Shareholder Services
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

PURCHASES IN KIND. The Funds may accept securities in lieu of cash in payment for the purchase of shares of the Funds. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Funds, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein each Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of a Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Funds at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

                               PURCHASE OF SHARES


Due to Internal Revenue Service ("IRS") regulations, the Fund will not accept applications without social security or tax identification numbers. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, you should indicate this on the application. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.

An order to purchase shares is not binding on the Funds until confirmed in writing (or unless other arrangements have been made with the Funds, for example in the case of orders utilizing wire transfer of funds) and payment has been received.


Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUNDS. The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing their shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Funds, the Advisor and certain parties related thereto, including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Funds for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds.


There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.


                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Funds, and they have adopted procedures to do so, as follows. The net asset value of each Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m. Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Advisor or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Funds. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Funds as regulated investment companies under Subchapter M of the Code, the Funds also intend to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Funds remain qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on each Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While each Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Funds indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.


As of March 31, 1999, the Bond Fund had capital loss carryforwards for federal income tax purposes of $_____, which expire through the year _____. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.


Should additional series, or funds, be created by the Trustees, each Fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUNDS' DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Funds derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

For corporate shareholders, the dividends received deduction, if applicable, should apply to dividends from the Equity Fund. Each Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.


Shareholders should be aware that dividends from the Fund which are derived in whole or in part from interest on U.S. Government Securities may not be taxable for state income tax purposes. Other state income and federal income tax implications may apply. You should consult your tax advisor for further information.

                            CAPITAL SHARES AND VOTING

The Bond Fund and the Equity Fund are each no-load, diversified, open-ended series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988, which was formerly known as The Nottingham Investment Trust. The Board of Trustees has overall responsibility for management of the Fund under the laws of Massachusetts governing the responsibilities of Trustees of business trusts.


Shares of the Funds, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at lease two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.


The Declaration of Trust of the Williamsburg Investment Trust currently provides for the shares of twelve funds, or series, to be issued. Shares of all twelve series have currently been issued, in addition to the Fund: shares of the FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; shares of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown International Equity Fund and The Jamestown Tax Exempt Virginia Fund, which are managed by Lowe, Brockenbrough & Tattersall, Inc. of Richmond, Virginia; shares of The Jamestown Bond Fund and The Jamestown Short Term Bond Fund, which are managed by Tattersall Advisory Group, Inc. of Richmond, Virginia; shares of The Davenport Equity Fund, which is managed by Davenport & Company LLC of Richmond, Virginia; and shares of The Government Street Bond Fund, the Government Street Equity Fund and The Alabama Tax Free Bond Fund, which are managed by T. Leavell & Associates, Inc. The Trustees are permitted to create additional series, or funds, at any time.

Upon liquidation of the Trust or a particular Fund of the Trust, holders of the outstanding shares of the Fund being liquidated shall be entitled to receive, in proportion to the number of shares of the Fund held by them, the excess of that Fund's assets over its liabilities. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share, on all matters which concern the Trust as a whole. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the Fund, shall be voted in the aggregate and not by Fund, except (i) when required by the 1940 Act, shares shall be voted by individual Fund; and (ii) when the matter does not affect any interest of a particular Fund, then only shareholders of the affected Fund or Funds shall be entitled to vote thereon. Examples of matters which affect only a particular Fund could be a proposed change in the fundamental investment objectives or policies of that Fund or a proposed change in the investment advisory agreement for a particular Fund. The shares of the Fund will have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of

Trust, therefore, contains provisions which are intended to mitigate such liability.

Stock Certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.


                         CALCULATION OF PERFORMANCE DATA


Each Fund may, from time to time, advertise certain total return and yield information. The average annual total return of a Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of a Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The average annual total return for the Equity Fund for the one and five year periods ended March 31, 1999, and for the period since inception (June 3, 1991) to March 31, 1999 are ____%, ____% and ____%, respectively. The average annual total return for the Bond Fund for the one and five year periods ended March 31, 1999, and for the period since inception (June 3, 1991) to March 31, 1999 are ____%, ____% and ____%,
respectively.


In addition, each Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, each Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of the Equity Fund and the Bond Fund for the 30 days ended March 31, 1999 were ____% and ____%, respectively.


The Funds' performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Equity Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets, and the Bond Fund may compare its performance to the Merrill Lynch 1-5 Year Government Corporate Index and the Lehman Government Corporate Intermediate Bond Index, which are generally considered to be representative of the performance of a portfolio of domestic, taxable fixed income securities of intermediate maturities. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc. or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of the Funds'
performance before investing. Of course, when comparing the Funds' performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on nonstandardized base periods. The total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time.

From time to time the Funds may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Funds may also disclose from time to time information about their portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS


The books of the Funds will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Funds as of March 31, 1999, together with the report of the independent accountants thereon, are included on the following pages.

[Financial statements to be filed by amendment.]

                       STATEMENT OF ADDITIONAL INFORMATION

                                   THE ALABAMA
                               TAX FREE BOND FUND


                                 August 1, 1999

                                   A series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES...........................................  2
INVESTMENT LIMITATIONS.......................................................  9
TRUSTEES AND OFFICERS........................................................ 11
PRINCIPLE HOLDERS OF VOTING SECURITIES....................................... 16
INVESTMENT ADVISOR........................................................... 16
ADMINISTRATOR................................................................ 17
OTHER SERVICES............................................................... 18
BROKERAGE.................................................................... 18
SPECIAL SHAREHOLDER SERVICES................................................. 19
PURCHASE OF SHARES........................................................... 21
REDEMPTION OF SHARES......................................................... 22
NET ASSET VALUE DETERMINATION................................................ 23
ALLOCATION OF TRUST EXPENSES................................................. 23
ADDITIONAL TAX INFORMATION................................................... 23
CAPITAL SHARES AND VOTING.................................................... 25
CALCULATION OF PERFORMANCE DATA.............................................. 28
FINANCIAL STATEMENTS AND REPORTS............................................. 30


This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Alabama Tax Free Bond Fund (the "Fund") dated August 1, 1999. The Prospectus may be obtained from the Fund, at the address and phone number shown above, at no charge.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Fund are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.


MUNICIPAL OBLIGATIONS

Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of Municipal Obligation bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

Municipal Obligations also include participations in municipal leases. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Accordingly, a risk peculiar to these municipal lease obligations is the possibility that a governmental issuer will not appropriate funds for lease payments. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

Municipal Obligation notes generally are used to provide for short-term capital needs and generally has maturities of one year or less. Municipal Obligation notes include:

1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under Federal Revenue Sharing Programs.

3. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue.

MUNICIPAL BOND RATINGS. The ratings of the nationally recognized statistical rating organizations (Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Fitch Investors Service and Duff & Phelps) represent each firm's opinion as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield. The descriptions offered by each individual rating firm may differ slightly, but the following offers a description by Moody's Investors Service, Inc. of each rating category:

Aaa or AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa or AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

FACTORS AFFECTING ALABAMA MUNICIPAL OBLIGATIONS

The following information regarding certain economic, financial and legal matters pertaining to Alabama is drawn primarily from official statements relating to securities offerings of Alabama and other publicly available documents, dated as of various dates prior to the date of this Prospectus, and do not purport to be complete descriptions. Data regarding the financial condition of Alabama State government may not be relevant to Municipal Obligations issued by political subdivisions of Alabama. Moreover, the general economic conditions discussed may or may not affect issuers of the obligations.

Real Gross State Product (RGSP) is a comprehensive measure of economic performance for the State of Alabama. Alabama's RGSP is defined as the total value of all final goods and services produced in the State in constant dollar terms. Hence, changes in RGSP reflect changes in final output. From 1993-1997, RGSP originating in manufacturing increased by 5.2% per year while the RGSP originating in all non-manufacturing sectors grew by 4.0% per year.

Those non-manufacturing sectors exhibiting large percentage increases in RGSP originating between 1993 and 1997 were trade and construction. From 1993 to 1997, trade grew by 5.8% per year, and construction grew by 7.8% per year. The current movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the trade, construction, and service industries in the State are expected to lead to increased economic stability.

The Alabama economy created almost 21,000 new jobs in 1997. Preliminary figures announced by the Alabama Development Office indicate that there will be approximately $2.8 billion in announced capital investment in 1997.

In recent years, the importance of service industries to the State's economy has increased significantly. The major service industries in the State are the general health care industries, most notably represented by the University of Alabama medical complex in Birmingham, and the high technology research and development industries concentrated in the Huntsville area. The financial, insurance and real estate sectors have also shown strong growth over the last several years.

Among the leading manufacturing industries have been pulp and paper and chemicals, the development and growth of which have been made possible by abundant rainfall. In recent years Alabama has ranked as the fifth largest producer of timber in the nation. The State's growing chemical industry has been the natural complement of production of wood pulp and paper.

Coal mining; oil and gas production; textiles and apparel; rubber and plastics; printing and publishing; and steel are also important to Alabama's economy.

The continued movement toward diversification of Alabama's manufacturing base and the enlargement and diversification of the transportation, communication, and service industries in the State are expected to lead to increased economic stability.

INDUSTRIAL REVENUE BONDS. The Fund may invest from time to time a portion of the Fund's assets in industrial revenue bonds (referred to under current tax law as private activity bonds), and also may invest a portion of the Fund's assets in revenue bonds issued for housing, including multi-family housing, health care facilities or electric utilities, at times when the relative value of issues of such a type is considered, in the judgment of the Advisor, to be more favorable than that of other available types of issues, taking into consideration the particular restrictions on investment flexibility arising from the investment objective of the Fund of providing current income exempt from personal income taxes of Alabama (as well as federal income taxes). Therefore, investors should also be aware of the risks which these investments may entail. Industrial revenue bonds are issued by various state and local agencies to finance various projects.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, the cost of competing fuel sources, difficulty in obtaining sufficient rate increases and other regulatory problems, the effect of energy conservation and difficulty of the capital market to absorb utility debt.

Health care facilities include life care facilities, nursing homes and hospitals. Life care facilities are alternative forms of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility, and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, because a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in this process. The facilities may also be affected by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges.

The Fund may also invest in bonds for industrial and other projects, such as sewage or solid waste disposal or hazardous waste treatment facilities. Financing for such projects will be subject to inflation and other general economic factors as well as construction risks including labor problems, difficulties with construction sites and the ability of contractors to meet specifications in a timely manner. Because some of the materials, processes and wastes involved in these projects may include hazardous components, there are risks associated with their production, handling and disposal.

VARIABLE RATE SECURITIES. The Fund may invest in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates. The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of tax exempt variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

PUT BONDS. The Fund may invest in tax-exempt securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party at face value prior to stated maturity. This type of security will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

ZERO COUPON BONDS. Municipal Obligations in which the Fund may invest also include zero coupon bonds and deferred interest bonds. Zero coupon bonds and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds and deferred interest bonds benefit the issuer by mitigating its need for cash to meet debt service, but they also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders.

MUNICIPAL LEASE OBLIGATIONS. The Fund may also invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, "lease obligations"). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation. Certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. A risk peculiar to these municipal lease obligations is the possibility that a municipality will not appropriate funds for lease payments. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Advisor will seek to minimize these risks by not investing more than 10% of the total assets of the Fund in lease obligations that contain "non-appropriation" clauses. In evaluating a potential investment in such a lease obligation, the Advisor will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a government function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation. Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Board of Trustees and other factors the Advisor may determine to be relevant to such determination. In determining the liquidity of municipal lease obligations, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations affecting their marketability. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

The Board of Trustees is responsible for determining the credit quality of unrated municipal lease obligations on an ongoing basis, including an assessment of the likelihood that the lease will not be cancelled.


REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase

Securities will be held by the Fund's custodian either directly or through a securities depository.


MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest- bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.


FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case the Fund could incur a short-term gain or loss.


BORROWING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 15% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

INVESTMENT COMPANIES. The Fund will not invest more than 10% of its total assets in securities of other investment companies nor (with affiliates) hold more than 3% of securities of one investment company. Any such investment would involve duplication of expenses, particularly investment advisory fees.


INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, the Fund MAY NOT:

(1) Invest for the purpose of exercising control or management of another issuer;

(2) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(3) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(4) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(5) Make short sales of securities or maintain a short position, except short sales "against the box" (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(6) Participate on a joint or joint and several basis in any trading account in securities;

(7) Make loans of money or securities, except that the Fund may invest in repurchase agreements;

(8) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

(9)  Write,  purchase  or  sell  commodities,   commodities  contracts,  futures
     contracts or related options;

(10) Invest, with respect to at least 50% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 25% of the outstanding voting securities of any issuer;

(11) Invest more than an aggregate of 15% of the net assets of the Fund in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations or in other illiquid securities; or

(12) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, in amounts not exceeding 15% of its total assets, and may pledge its assets to secure all such borrowings

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

While the Fund has reserved the right to make short sales "against the box" (limitation number 5, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS


The Board of Trustees supervises the activities of the Williamsburg Investment Trust (the "Trust"). Following are the Trustees and executive officers of the Trust, their present position with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1999:

Name, Position,                              Principal Occupation                           Compensation
Age and Address                              During Past 5 Years                           From the Trust
------------------                           --------------------                          --------------
Austin Brockenbrough III (age 62)            President and Managing                             None
Trustee**                                    Director of Lowe, Brockenbrough
President                                    & Company, Inc.,
The Jamestown International Equity Fund      Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund       Director of Tredegar Industries,
6620 West Broad Street                       Inc. (plastics manufacturer) and
Suite 300                                    Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                    (global asset manager); Trustee
                                             of University of Richmond


John T. Bruce (age 45)                       Principal of                                       None
Trustee and Chairman**                       Flippin, Bruce & Porter, Inc.,
Vice President                               Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

                                     - 13 -

Charles M. Caravati, Jr. (age 62)            Physician                                          $_____
Trustee**                                    Dermatology Associates of
5600 Grove Avenue                            Virginia, P.C.,
Richmond, Virginia   23226                   Richmond, Virginia

J. Finley Lee (age 59)                       Julian Price Professor Emeritus of                 $_____
Trustee                                      Business Administration
614 Croom Court                              University of North Carolina,
Chapel Hill, North Carolina 27514            Chapel Hill, North Carolina;
                                             Director of Montgomery Indemnity
                                             Insurance Co.; Trustee of Albemarle
                                             Investment Trust (registered
                                             investment company)

Richard Mitchell (age 50)                    Principal of                                       None
Trustee**                                    T. Leavell &  Associates, Inc.,
President                                    Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

Richard L. Morrill (age 60)                  President of                                       $_____
Trustee                                      University of Richmond,
7000 River Road                              Richmond, Virginia;
Richmond, Virginia  23229                    Director of Tredegar
                                             Industries, Inc.

Harris V. Morrissette (age 39)               President of                                       $_____
Trustee                                      Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                        Mobile, Alabama;
Mobile, Alabama   36693                      Chairman of Azalea Aviation, Inc.
                                             (airplane fueling); Director of
                                             South Alabama Bank and
                                             South Alabama Bancorporation



Erwin H. Will, Jr. (age 66)                  Chief Investment Officer of                        $_____
Trustee                                      Virginia Retirement System,
P.O. Box 2500                                Richmond, Virginia
Richmond, Virginia 23218

Samuel B. Witt III (age 63)                  Senior Vice President and                          $_____
Trustee                                      General Counsel of Stateside
2300 Clarendon Blvd.                         Associates, Inc., Arlington,
Suite 407                                    Virginia; Director of The Swiss
Arlington, Virginia 22201                    Helvetia Fund, Inc. (closed-end
                                             investment company)

                                     - 14 -

John P. Ackerly IV (age 36)                  Portfolio Manager of
Vice President                               Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia;
One James Center, 901 E. Cary St.            prior to February 1994, a
Richmond, Virginia  23219                    Portfolio Manager with
                                             Central Fidelity Bank

Joseph L. Antrim III (age 54)                Executive Vice President of
President                                    Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219


Robert L. Bennett (age __)                   [To be inserted.]
Treasurer
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202


Charles M. Caravati III (age 33)             Assistant Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown International Equity Fund      Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

John M. Flippin (age 57)                     Principal of
President                                    Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 46)                   Principal of
Vice President                               T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund               Mobile, Alabama
150 Government Street
Mobile, Alabama 36602


Tina D. Hosking (age __)                     [To be inserted.]
Secretary
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202


                                     - 15 -

J. Lee Keiger III (age 44)                   First Vice President and Chief Financial
Vice President                               Officer of Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter, III (age 58)              Principal of
Vice President                               Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Henry C. Spalding, Jr. (age 61)              Executive Vice President of
President                                    Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

Ernest H. Stephenson, Jr. (age 54)           Vice President of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230

Connie R. Taylor (age 48)                    Administrator of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230



                                     - 16 -

Beth Ann Walk (age 40)                       Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund       Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Coleman Wortham III (age 53)                 President and Chief Executive
Vice President                               Officer of  Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

----------------------------
**Indicates that Trustee is an Interested Person for purposes of the 1940 Act. Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of ______, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date, Mr. _________________________________, Brewton, Alabama 36427,
beneficially owned ____% of the then outstanding shares of the Fund; Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, owned of record ____% of the then outstanding shares of the Fund; and ____________________, Brewton, Alabama 36427, owned of record ___% of the then outstanding shares of the Fund. [As a result, _______ may be deemed to control the Fund.]

                               INVESTMENT ADVISOR

T. Leavell & Associates, Inc. (the "Advisor") supervises the Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement is effective until April 1, 2000 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Advisor is at the annual rate of 0.35% of the Fund's average daily net assets. For the fiscal years ended March 31, 1999, 1998 and 1997, the Fund paid the Advisor advisory fees of $______ (which was net of voluntary fee waivers of $______), $46,538 (which was net of voluntary fee waivers of $18,821)and $36,816 (net of voluntary fee waivers of $19,812, respectively.

The Advisor, organized as an Alabama corporation in 1979, is controlled by its shareholders, Thomas W. Leavell, Richard Mitchell, Dorothy G. Gambill and Timothy S. Healey. In addition to acting as Advisor to the Fund, the Advisor serves as investment advisor to two additional investment companies, the subjects of separate prospectuses, and also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objectives and policies of the Fund as described herein and in the Prospectus. The Advisor places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders.

The Advisor must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.

The Advisor also provides, at its own expense, certain Executive Officers to the Trust, and pays the entire cost of distributing Fund shares.

The Advisor may compensate dealers or others based on sales of shares of the Fund to clients of such dealers or others or based on the average balance of all accounts in the Fund for which such dealers or others are designated as the person responsible for the account.

                                  ADMINISTRATOR

The Fund has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend, disbursing, shareholder servicing and transfer agent services. The Administrator is a wholly-owned indirect subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Administrator maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Fund and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, the Fund pays the Administrator a fee at the annual rate of 0.15% of the average value of its daily net assets up to $200,000,000 and 0.10% of such assets in excess of $200,000,000; provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

For the fiscal years ended March 31, 1999, 1998 and 1997, the Administrator received from the Fund fees of $_____, $28,029 and $24,513, respectively.

                                 OTHER SERVICES

The firm of __________________________________________, has been retained by the
Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Fund's federal and state tax returns and to consult with the

Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Fund's assets is Firstar Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Fund (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.

                                    BROKERAGE

It is the Fund's practice to seek the best price and execution for all portfolio securities transactions. The Advisor (subject to the general supervision of the Board of Trustees) directs the execution of the Fund's portfolio transactions. Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Advisor.

The Fund's portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup.

No brokerage commissions were paid by the Fund for the last three fiscal years.

While there is no formula, agreement or undertaking to do so, the Fund has adopted policies which allow the Advisor to allocate a portion of the Fund's brokerage commissions to persons or firms providing the Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Advisor for the benefit of the other clients it may have. Conversely, the Fund may benefit from such transactions effected for the benefit of other clients. In all cases, the Advisor is obligated to effect transactions for the Fund based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Fund will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Advisor's perception of the broker's reliability, integrity and financial condition.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within three business days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic
Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-443-4249, or by writing to:

                         The Alabama Tax Free Bond Fund
                              Shareholder Services
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein the Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                               PURCHASE OF SHARES

Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.

An order to purchase shares is not binding on the Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Fund, the Advisor and certain parties related thereto, including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Fund for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Fund, and they have adopted procedures to do so, as follows. The net asset value of the Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m. Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Advisor or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, the Fund must distribute annually at least 90% of its net taxable income plus 90% of its net tax-exempt interest income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. Such required distributions are based only on the Fund's taxable income, however, so the excise tax generally would not apply to tax-exempt income earned by the Fund. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

As of March 31, 1999, the Fund had capital loss carryforwards for federal income tax purposes of $_____, which expire through the year ____. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Fund derived from net investment income or net short- term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Since federal and Alabama tax laws exempt income from qualifying municipal bond obligations, income dividends attributable to such obligations are exempt from such taxes. A report will be distributed to each shareholder as of December 31st of each year outlining the percentage of income dividends which qualify for such tax exemptions. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. Such capital gain distributions are also subject to Alabama income tax, except to the extent attributable to gains from certain obligations of the State of Alabama and its political subdivisions. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

For federal income tax purposes, any loss upon the sale of shares of the Fund held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. In addition, any loss of Fund shares held for six months or less will be disallowed for both federal and Alabama income tax purposes to the extent of any dividends received by the shareholder exempt from federal income tax, even though, in the case of Alabama, some portion of such dividends actually may have been subject to Alabama income tax.

Shareholders should be aware that dividends from the Fund which are derived in whole or in part from interest on U.S. Government Securities may not be taxable for state income tax purposes. Other state income and federal income tax implications may apply. You should consult your tax advisor for further information.

                            CAPITAL SHARES AND VOTING

The Fund is a non-diversified series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988, which was formerly known as The Nottingham Investment Trust. The Board of Trustees has overall responsibility for management of the Fund under the laws of Massachusetts governing the responsibilities of trustees of business trusts.

The Declaration of Trust currently provides for the shares of twelve funds, or series, to be issued. Shares of all twelve series have currently been issued, in addition to the Fund: shares of the FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; shares of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown International Equity Fund and The Jamestown Tax Exempt Virginia Fund, which are managed by Lowe, Brockenbrough & Tattersall, Inc. of Richmond, Virginia; shares of The Jamestown Bond Fund and The Jamestown Short Term Bond Fund, which are managed by Tattersall Advisory Group, Inc. of Richmond, Virginia; shares of The Davenport Equity Fund, which is managed by Davenport & Company LLC of Richmond, Virginia; and shares of The Government Street Equity Fund and The Government Street Bond Fund, which are managed by T. Leavell & Associates, Inc. The Trustees are permitted to create additional series, or funds, at any time.

Shares are freely transferable, have no preemptive or conversion rights and, when issued, are fully paid and non-assessable. Upon liquidation of the Trust or a particular Fund of the Trust, holders of the outstanding shares of the Fund being liquidated shall be entitled to receive, in proportion to the number of shares of the Fund held by them, the excess of that Fund's assets over its liabilities. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share, on all matters which concern the Trust as a whole. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the Fund, shall be voted in the aggregate and not by Fund, except (i) when required by the Investment Company Act of 1940 (the "1940 Act"), shares shall be voted by individual Fund; and (ii) when the matter does not affect any interest of a particular Fund, then only shareholders of the affected Fund or Funds shall be entitled to vote thereon. Examples of matters which affect only a particular Fund could be a proposed change in the fundamental investment objectives or policies of that Fund or a proposed change in the investment advisory agreement for a particular Fund. The shares of the Fund will have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

The Declaration of Trust provides that the Trustees may hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed with or without cause at any time: (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act.

Any group of shareholders representing 10% or more of the shares then outstanding may call a meeting for the purpose of removing one or more of the Trustees. If shareholders desire to call a meeting to consider the removal of one or more Trustees, they will be assisted in communicating with other shareholders. See the Statement of Additional Information for more information. Shareholder inquiries may be made in writing, addressed to the Fund at the address shown on the cover.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

CALCULATION OF PERFORMANCE DATA

The Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The average annual total return quotations for the Fund for the one, five and ten year periods ended March 31, 1999, are ____%, ____% and ____%, respectively.

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, the Fund may advertise its yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The Fund's yield for the 30 days ended March 31, 1999 was ____%.

The tax-equivalent yield of the Fund is computed by using the tax-exempt yield figure and dividing by one minus the applicable tax rate. The Fund's tax-equivalent yield for the 30 days ended March 31, 1999, based on the highest marginal combined federal and Alabama income tax rate, was ___%.

The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Lehman 7-Year Municipal Bond Index or the Lehman 3-Year Municipal Bond Index, which are generally considered to be representative of the performance of intermediate term municipal bonds. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. he maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS

Pursuant to an Agreement and Plan of Reorganization dated March 1, 1994, the Fund, on April 1, 1994, succeeded to the assets and liabilities of another mutual fund of the same name (the "Predecessor Fund"), which was an investment series of Albemarle Investment Trust. The investment objectives, policies and restrictions of the Fund and the Predecessor Fund are practically identical and the financial data and information in this Prospectus for periods prior to April 1, 1994 relates to the Predecessor Fund.

The books of the Fund will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Fund as of March 31, 1999, together with the report of the independent accountants thereon, are included on the following pages.

[Financial statements to be filed by amendment.]

                       STATEMENT OF ADDITIONAL INFORMATION

                            THE DAVENPORT EQUITY FUND


                                 August 1, 1999


                                   A Series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249


                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS.............................2
INVESTMENT LIMITATIONS.........................................................5
TRUSTEES AND OFFICERS..........................................................6
INVESTMENT ADVISOR............................................................11
ADMINISTRATOR.................................................................12
OTHER SERVICES................................................................12
BROKERAGE.....................................................................13
SPECIAL SHAREHOLDER SERVICES..................................................14
PURCHASE OF SHARES............................................................16
REDEMPTION OF SHARES..........................................................16
NET ASSET VALUE DETERMINATION.................................................17
ALLOCATION OF TRUST EXPENSES..................................................17
ADDITIONAL TAX INFORMATION....................................................17
CAPITAL SHARES AND VOTING.....................................................18
CALCULATION OF PERFORMANCE DATA...............................................19
FINANCIAL STATEMENTS AND REPORTS..............................................22


This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Davenport Equity Fund (the "Fund") dated August 1, 1999. The Prospectus may be obtained from the Fund at the address and phone number shown above at no charge.

               INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The investment objective and principal strategies of the Fund are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

WARRANTS AND RIGHTS. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES. The Fund may invest up to 10% of its assets in foreign securities if the Advisor believes such investment would be consistent with the Fund's investment objective. The Fund may invest in securities of foreign issuers directly or in the form of sponsored American Depository Receipts("ADR"). ADR's are receipts typically issued by an american bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

SHARES OF OTHER INVESTMENT COMPANIES. The Fund may invest up to 5% of its net assets in shares of other investment companies, including Standard & Poor's Depository Receipts ("SPDRs") and shares of the DIAMONDS Trust ("DIAMONDs"). SPDRs are exchange-traded securities that represent ownership in the SPDR Trust, a long-term unit investment trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's Composite Stock Price Index. Holders of SPDRs are entitled to receive proportionate quarterly distributions corresponding to the dividends which accrue on the S&P 500 stocks in the underlying portfolio, less accumulated expenses of the SPDR Trust. DIAMONDs operate similarly to SPDRs, except that the DIAMONDS Trust is intended to track the price performance and dividend yield of the Dow Jones Industrial Average. SPDRs and DIAMONDs are unlike traditional mutual funds in that they are available for purchase or sale during the trading day like a share of stock, rather than at closing net asset value per share. This characteristic of SPDRs and DIAMONDs is a risk separate and distinct from the risk that its net asset value will decrease.

To the extent the Fund invests in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders may pay higher operational costs than if they owned the underlying investment companies directly.

REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository. The Fund will not enter into a repurchase agreement which will cause more than 10% of its assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquire a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization (NRSRO) or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, in addition to those described in the Prospectus, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, the Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one corporate issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one corporate issuer;

(2)  Invest  25% or more of the  value of its total  assets in any one  industry
     (except  that  securities  of  the  U.S.   Government,   its  agencies  and
     instrumentalities are not subject to these limitations);

(3) Invest for the purpose of exercising control or management of another issuer;

(4) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Fund may invest in mortgage-backed securities;

(5) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(6) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(7) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(8) Make loans of money or securities, except that the Fund may invest in repurchase agreements;

(9) Write, purchase or sell commodities, commodities contracts, commodities futures contracts, warrants on commodities or related options; or

(10) Issue or sell any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security;

(11) Borrow money or pledge its assets, except that it may borrow from banks as a temporary measure for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's assets, or in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all borrowings;

(12) Invest in restricted securities, or invest more than 15% of the Fund's net assets in other illiquid securities, including repurchase agreements maturing in over seven days, and other securities for which there is no established market or for which market quotations are not readily available;

(13) Write, acquire or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options; and

(14) Purchase securities of other investment companies, except through purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of the Fund's total assets would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

While the Fund has reserved the right to make short sales "against the box" (limitation number 7, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS


Following are the Trustees and executive officers of the Williamsburg Investment Trust (the "Trust"), their present position with the Trust or Fund, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1999:

Name, Position,                              Principal Occupation                           Compensation
Age and Address                              During Past 5 Years                           From the Trust
------------------                           --------------------                          --------------
Austin Brockenbrough III (age 62)            President and Managing                             None
Trustee**                                    Director of Lowe, Brockenbrough
President                                    & Company, Inc.,
The Jamestown International Equity           Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund       Director of Tredegar Industries,
6620 West Broad Street                       Inc. (plastics manufacturer) and
Suite 300                                    Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                    (global asset manager); Trustee
                                             of University of Richmond

John T. Bruce (age 45)                       Principal of                                       None
Trustee and Chairman**                       Flippin, Bruce & Porter, Inc.,
Vice President                               Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 62)            Physician                                          $9,000
Trustee**                                    Dermatology Associates of
5600 Grove Avenue                            Virginia, P.C.,
Richmond, Virginia   23226                   Richmond, Virginia

                                      - 7 -

J. Finley Lee (age 59)                       Julian Price Professor Emeritus of                 $9,000
Trustee                                      Business Administration
614 Croom Court                              University of North Carolina,
Chapel Hill, North Carolina 27514            Chapel Hill, North Carolina;
                                             Director of Montgomery Indemnity
                                             Insurance Co.; Trustee of Albemarle
                                             Investment Trust (registered
                                             investment company)

Richard Mitchell (age 50)                    Principal of                                       None
Trustee**                                    T. Leavell &  Associates, Inc.,
President                                    Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

Richard L. Morrill (age 60)                  President of                                       $9,000
Trustee                                      University of Richmond,
7000 River Road                              Richmond, Virginia;
Richmond, Virginia  23229                    Director of Tredegar
                                             Industries, Inc.

Harris V. Morrissette (age 39)               President of                                       $8,000
Trustee                                      Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                        Mobile, Alabama;
Mobile, Alabama   36693                      Chairman of Azalea Aviation, Inc.
                                             (airplane fueling); Director of
                                             South Alabama Bank and
                                             South Alabama Bancorporation

Erwin H. Will, Jr. (age 66)                  Chief Investment Officer of                        $6,500
Trustee                                      Virginia Retirement System,
P.O. Box 2500                                Richmond, Virginia
Richmond, Virginia 23218

                                      - 8 -

Samuel B. Witt III (age 63)                  Senior Vice President and                          $9,000
Trustee                                      General Counsel of Stateside
2300 Clarendon Blvd.                         Associates, Inc., Arlington,
Suite 407                                    Virginia; Director of The Swiss
Arlington, Virginia 22201                    Helvetia Fund, Inc. (closed-end
                                             investment company)

John P. Ackerly IV (age 36)                  Portfolio Manager of
Vice President                               Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia;
One James Center, 901 E. Cary St.            prior to February 1994, a
Richmond, Virginia  23219                    Portfolio Manager with
                                             Central Fidelity Bank

Joseph L. Antrim III (age 54)                Executive Vice President of
President                                    Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

Robert L. Bennett (age 57)                   Vice President of Countrywide Fund Services,
Treasurer                                    Inc., (registered transfer agent and administrator
312 Walnut Street, 21st Floor                to the Trust), CW Fund Distributors, Inc.
Cincinnati, Ohio 45202                       (registered broker-dealer) and Countrywide
                                             Financial Services, Inc. (financial services
                                             company); Treasurer of Countrywide Investment
                                             Trust, Countrywide Tax-Free Trust and Countrywide
                                             Strategic Trust (registered investment companies),
                                             Cincinnati, Ohio

Charles M. Caravati III (age 33)             Assistant Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown International Equity Fund      Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

John M. Flippin (age 57)                     Principal of
President                                    Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 46)                   Principal of
Vice President                               T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund               Mobile, Alabama
150 Government Street
Mobile, Alabama 36602

                                      - 9 -

Tina D. Hosking (age 30)                     Vice President, Associate General Counsel
Secretary                                    of Countrywide Fund Services, Inc. and CW Fund
312 Walnut Street, 21st Floor                Distributors, Inc.; Associate General Counsel
Cincinnati, Ohio 45202                       of Countrywide Investments, Inc. and Countrywide
                                             Financial Services, Inc.

J. Lee Keiger III (age 44)                   First Vice President and Chief Financial
Vice President                               Officer of Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter, III (age 58)              Principal of
Vice President                               Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Henry C. Spalding, Jr. (age 61)              Executive Vice President of
President                                    Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

Ernest H. Stephenson, Jr. (age 54)           Vice President of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230

Connie R. Taylor (age 48)                    Administrator of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Beth Ann Walk (age 40)                       Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,

                                     - 10 -


The Jamestown Tax Exempt Virginia Fund       Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Coleman Wortham III (age 53)                 President and Chief Executive
Vice President                               Officer of  Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219


-----------------------------
**Indicates that Trustee is an Interested Person for purposes of the 1940 Act. Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.


As of July _, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund.


                               INVESTMENT ADVISOR


Davenport & Company LLC (the "Advisor") supervises the Fund's investments pursuant to an Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement is effective until April 1, 2000 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Advisor with respect to the Fund is at the annual rate of 0.75% of the Fund's average daily net assets. For the fiscal period ended March 31, 1999, the Advisor received investment advisory fees of $329,707.


The Advisor was originally organized in 1863, re-organized as a Virginia corporation in 1972, and subsequently converted to a Limited Liability Corporation in 1997. Through two Sub-S corporation unitholders, the Advisor has 99 owners all of whom are employees of the Advisor and none of whom own in excess of 10% of the Advisor. In addition to acting as Advisor to the Fund, the Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objective and principal strategies of the Fund as described herein and in the Prospectus. The Advisor places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders. The Advisor must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.


The Advisor also provides, at its own expense, certain executive officers to the Trust, and pays the entire cost of distributing Fund shares. The Fund pays all expenses not assumed by the Advisor, including its fees. Fund expenses include, among others, the fees and expenses, if any, of the Trustees and officers who are not "affiliated persons" of the Advisor, fees of the Fund's Custodian, interest expense, taxes, brokerage fees and commissions, fees and expenses of the Fund's shareholder servicing operations, fees and expenses of qualifying and registering the Fund's shares under federal and state securities laws, expenses of preparing, printing and distributing prospectuses and reports to existing shareholders, auditing and legal expenses, insurance expenses, association dues, and the expense of shareholders' meetings and proxy solicitations. The Fund is also liable for any nonrecurring expenses that may arise such as litigation to which the Fund may be a party. The Fund may be obligated to indemnify the Trustees and officers with respect to such litigation. All expenses of the Fund are accrued daily on the books of the Fund at a rate which, to the best of its belief, is equal to the actual expenses expected to be incurred by the Fund in accordance with generally accepted accounting practices.


The Advisor may compensate dealers or others based on sales of shares of the Fund to clients of such dealers or others or based on the average balance of all accounts in the Fund for which such dealers or others are designated as the person responsible for the account.

                                  ADMINISTRATOR

Countrywide Fund Services, Inc. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Fund and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, the Fund pays the Administrator a fee at the annual rate of 0.20% of the average value of its daily net assets up to $25,000,000, 0.175% of such assets from $25,000,000 to $50,000,000 and 0.15% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.


For the fiscal period ended March 31, 1999, the Administrator received from the Fund fees of $83,035.

                                 OTHER SERVICES

The firm of  __________________________________,  has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Fund's federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Fund's assets is Firstar Bank, N.A, 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Fund (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.

                                    BROKERAGE

It is the Fund's practice to seek the best price and execution for all portfolio securities transactions. The Advisor (subject to the general supervision of the Board of Trustees) directs the execution of the Fund's portfolio transactions.

The Fund's common stock portfolio transactions will normally be exchange traded and may be effected through broker-dealers who will charge brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.


The Fund has adopted brokerage policies which allow the Advisor to prefer brokers which provide research or other valuable services to the Advisor and/or the Fund. In all cases, the primary consideration for selection of broker-dealers through which to execute brokerage transactions will be to obtain the most favorable price and execution for the Fund. Research services obtained through the Fund's brokerage transactions may be used by the Advisor for its other clients; conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Advisor.


While there is no formula, agreement or undertaking to do so, the Advisor may allocate a portion of the Fund's brokerage commissions to persons or firms providing the Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Advisor for the benefit of the other clients it may have. Conversely, the Fund may benefit from such transactions effected for the benefit of other clients. In all cases, the Advisor is obligated to effect transactions for the Fund based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Fund will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Advisor's perception of the broker's reliability, integrity and financial condition.


The Fund paid brokerage commissions of $_____ for the fiscal period ended March 31, 1999. $_____ of such brokerage commissions were paid to the Advisor, which effected ___% of the Fund's securities transactions during the fiscal period ended March 31, 1999.


                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the last business day of the month or quarter. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within three business days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf.

The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-443-4249, or by writing to:

                            The Davenport Equity Fund
                              Shareholder Services
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees

(see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.

                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m., Eastern time, will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing their shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Fund, the Advisor and certain parties related thereto, including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and
(iii) for such other periods as the Commission may permit.

No charge is made by the Fund for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Fund, and they have adopted procedures to do so, as follows. The net asset value of the Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m., Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

The  Fund  pays  all of its own  expenses  not  assumed  by the  Advisor  or the
Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, the Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

For corporate shareholders, the dividends received deduction, if applicable, should apply to dividends from the Fund. The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.

                            CAPITAL SHARES AND VOTING

Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at lease two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.


Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

Prior to January 24, 1994, the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA

The Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The Fund's average annual total return as of March 31, 1999 for one year is 8.53% and for the period since inception (January 15, 1998) is 17.01%.

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The Fund's yield for the 30 days ended March 31, 1999 was .34%.

The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use standardized indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS


The books of the Fund will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Fund as of March 31, 1999, together with the report of the independent accountants thereon, are included on the following pages.

[Financial statement to be filed by amendment.]

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE JAMESTOWN BALANCED FUND
                            THE JAMESTOWN EQUITY FUND

                                 August 1, 1999

                                    Series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES............................................ 2
DESCRIPTION OF BOND RATINGS................................................... 5
INVESTMENT LIMITATIONS........................................................ 8
TRUSTEES AND OFFICERS.........................................................10
INVESTMENT ADVISOR............................................................15
ADMINISTRATOR.................................................................16
OTHER SERVICES................................................................17
BROKERAGE.....................................................................17
SPECIAL SHAREHOLDER SERVICES..................................................18
PURCHASE OF SHARES............................................................20
REDEMPTION OF SHARES..........................................................21
NET ASSET VALUE DETERMINATION.................................................21
ALLOCATION OF TRUST EXPENSES..................................................22
ADDITIONAL TAX INFORMATION....................................................22
CAPITAL SHARES AND VOTING.....................................................23
CALCULATION OF PERFORMANCE DATA...............................................24
FINANCIAL STATEMENTS AND REPORTS..............................................27


This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of both The Jamestown Balanced Fund and The Jamestown Equity Fund (the "Funds") dated August 1, 1999. The Prospectus may be obtained from the Funds, at the address and phone number shown above, at no charge.

                       INVESTMENT OBJECTIVES AND POLICIES

All information contained herein applies to both The Jamestown Balanced Fund (the "Balanced Fund") and The Jamestown Equity Fund (the "Equity Fund") unless otherwise noted.

The investment objectives and policies of the Funds are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

WARRANTS AND RIGHTS. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES. Because of the inherent risk of foreign securities over domestic issues, the Funds will not invest in foreign investments except those traded domestically as American Depository Receipts (ADRs). The Funds may invest in foreign securities if the Advisor believes such investment would be consistent with the Funds' investment objectives. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Funds' risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Funds hold a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Funds' custodian either directly or through a securities depository.

U.S. GOVERNMENT SECURITIES. The Balanced Fund may invest in debt obligations which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") as described herein. U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export Import

Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein. The Balanced Fund does not intend to invest in "zero coupon" Treasury securities. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "Certificates," representing undivided ownership interests in pools of mortgages. Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency. Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The U.S. Government does not guarantee premiums and market value of U.S. Government Securities.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Funds acquire a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Funds would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization (NRSRO) or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Balanced Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Balanced Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Balanced Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

                           DESCRIPTION OF BOND RATINGS

The various ratings used by the NRSROs are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being traded. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed-income securities in which the Balanced Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS:

     Aaa: Bonds rated Aaa are judged to be of the best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements that make the long term risks appear somewhat larger than in Aaa securities.

     A: Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers (1,2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S BOND RATINGS:

     AAA: This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

DESCRIPTION OF FITCH INVESTORS SERVICE INC.'S BOND RATINGS:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

DESCRIPTION OF DUFF & PHELPS CREDIT RATING CO.'S BOND RATINGS:

     AAA: This is the highest rating credit quality. The risk factors are negligible, being only slightly more than for risk- free U.S. Treasury debt.

     AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A: Bonds rated A have average protection factors. However risk factors are more variable and greater in periods of economic stress.

     BBB: Bonds rated BBB have below average protection factors, but are considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

                             INVESTMENT LIMITATIONS

The Funds have adopted the following investment limitations, in addition to those described in the Prospectus, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Funds. A "majority" for this purpose, means the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, each Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one corporate issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one corporate issuer;

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Funds may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Funds may invest in certain mortgage backed securities as described in the Prospectus under "Investment Objectives, Investment Policies and Risk Considerations";

(6) Underwrite securities issued by others, except to the extent a Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Funds may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Make loans of money or securities, except that the Funds may invest in repurchase agreements;

(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors); or

(12) Write, purchase or sell commodities, commodities contracts, commodities futures contracts, warrants on commodities or related options.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (the first restriction in the Prospectus) each Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

While the Funds have reserved the right to make short sales "against the box" (limitation number 8, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS


The Funds are series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988, which was formerly known as The Nottingham Investment Trust. The Board of Trustees has overall responsibility for management of the Funds under the laws of Massachusetts governing the responsibilities of trustees of business trusts. Following are the Trustees and executive officers of the Trust, their present position with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1999:

Name, Position,                              Principal Occupation                            Compensation
Age  and Address                             During Past 5 Years                           From the  Trust
------------------                           --------------------                          ---------------
Austin Brockenbrough III (age 61)            President and Managing                             None
Trustee**                                    Director of Lowe, Brockenbrough
President                                    & Company, Inc.,
The Jamestown International Equity           Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund       Director of Tredegar Industries,
6620 West Broad Street                       Inc. (plastics manufacturer) and
Suite 300                                    Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                    (global asset manager); Trustee
                                             of University of Richmond

John T. Bruce (age 44)                       Principal of                                       None
Trustee and Chairman**                       Flippin, Bruce & Porter, Inc.,
Vice President                               Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 61)            Physician                                          $
Trustee**                                    Dermatology Associates of
5600 Grove Avenue                            Virginia, P.C.,
Richmond, Virginia   23226                   Richmond, Virginia

                                     - 10 -

J. Finley Lee (age 58)                       Julian Price Professor Emeritus of                 $
Trustee                                      Business Administration
614 Croom Court                              University of North Carolina,
Chapel Hill, North Carolina 27514            Chapel Hill, North Carolina;
                                             Director of Montgomery Indemnity
                                             Insurance Co.; Trustee of Albemarle
                                             Investment Trust (registered
                                             investment company)

Richard Mitchell (age 49)                    Principal of                                       None
Trustee**                                    T. Leavell &  Associates, Inc.,
President                                    Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

Richard L. Morrill (age 59)                  President of                                       $
Trustee                                      University of Richmond,
7000 River Road                              Richmond, Virginia;
Richmond, Virginia  23229                    Director of Tredegar
                                             Industries, Inc.

Harris V. Morrissette (age 38)               President of                                       $
Trustee                                      Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                        Mobile, Alabama;
Mobile, Alabama   36693                      Chairman of Azalea Aviation, Inc.
                                             (airplane fueling); Director of
                                             South Alabama Bank and
                                             South Alabama Bancorporation

Erwin H. Will, Jr. (age 65)                  Chief Investment Officer of                        $
Trustee                                      Virginia Retirement System,
P.O. Box 2500                                Richmond, Virginia
Richmond, Virginia 23218

Samuel B. Witt III (age 62)                  Senior Vice President and                          $
Trustee                                      General Counsel of Stateside
2300 Clarendon Blvd.                         Associates, Inc., Arlington,
Suite 407                                    Virginia; Director of The Swiss
Arlington, Virginia 22201                    Helvetia Fund, Inc. (closed-end
                                             investment company)

John P. Ackerly IV (age 35)                  Portfolio Manager of
Vice President                               Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia;
One James Center, 901 E. Cary St.            prior to February 1994, a
Richmond, Virginia  23219                    Portfolio Manager with
                                             Central Fidelity Bank

                                     - 11 -

Joseph L. Antrim III (age 53)                Executive Vice President of
President                                    Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

Robert L. Bennett (age 57)                   [to be inserted]
Treasurer
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

Charles M. Caravati III (age 32)             Assistant Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown International Equity Fund      Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

John M. Flippin (age 56)                     Principal of
President                                    Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 45)                   Principal of
Vice President                               T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund               Mobile, Alabama
150 Government Street
Mobile, Alabama 36602

Tina D. Hosking (age 30)                     [to be inserted[
Secretary
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

J. Lee Keiger III (age 43)                   First Vice President and Chief Financial
Vice President                               Officer of Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter, III (age 57)              Principal of
Vice President                               Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

                                     - 12 -

Henry C. Spalding, Jr. (age 60)              Executive Vice President of
President                                    Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

Ernest H. Stephenson, Jr. (age 53)           Vice President of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230

Connie R. Taylor (age 47)                    Administrator of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Beth Ann Walk (age 39)                       Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund       Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Coleman Wortham III (age 52)                 President and Chief Executive
Vice President                               Officer of  Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219


-----------------------------
**Indicates that Trustee is an Interested Person for purposes of the 1940 Act. Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.


PRINCIPAL HOLDERS OF VOTING SECURITIES. As of ______, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) ____% of the then outstanding shares of the Balanced Fund and ____% of the then outstanding shares of the Equity Fund. On the same date, [to be inserted]

                               INVESTMENT ADVISOR

Lowe, Brockenbrough & Company, Inc. (the "Advisor") supervises each Fund's investments pursuant to an Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement is effective until February 28, 2000 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds' outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Advisor with respect to the Balanced Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $250 million, 0.65%; on the next $250 million, 0.60%; and on assets over $500 million, 0.55%. For the fiscal years ended March 31, 1999, 1998 and 1997, the Balanced Fund paid the Advisor advisory fees of $_____, $561,887 and $430,381, respectively.

Compensation of the Advisor with respect to the Equity Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $500 million, 0.65%; and on assets over $500 million, 0.50%. For the fiscal years ended March 31, 1999, 1998 and 1997, the Equity Fund paid the Advisor advisory fees of $_____, $259,757 and $160,646, respectively.


The Advisor, organized as a Virginia corporation in 1970, is controlled by its sole shareholder, Austin Brockenbrough, III. In addition to acting as Advisor to the Funds, the Advisor serves as investment advisor to two additional investment companies, the subjects of separate prospectuses, and also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Funds. The Advisor determines what securities and other investments will be purchased, retained or sold by the Funds, and does so in accordance with the investment objectives and policies of the Funds as described herein and in the Prospectus. The Advisor places all securities orders for the Funds, determining with which broker, dealer, or issuer to place the orders. The Advisor must adhere to the brokerage policies of the Funds in placing all orders, the substance of which policies are that the Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.

The Advisor also provides, at its own expense, certain Executive Officers to the Trust, and pays the entire cost of distributing Fund shares.

The Advisor may compensate dealers or others based on sales of shares of the Funds to clients of such dealers or others or based on the average balance of all accounts in the Funds for which such dealers or others are designated as the person responsible for the account.

Prior to December 1, 1998, Tattersall Advisory Group, Inc. (the "Sub-Advisor") was responsible for supervising the Balanced Fund's fixed income investments pursuant to a Sub-Advisory Agreement among the Sub-Advisor, the Advisor and the Trust. Compensation of the Sub-Advisor was paid by the Advisor (not the Balanced
Fund) in the amount of $5,000 per year.

                                  ADMINISTRATOR

Countrywide Fund Services, Inc. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Funds and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, each Fund pays the Administrator a fee at the annual rate of 0.20% of the average value of its daily net assets up to $25,000,000, 0.175% of such assets from $25,000,000 to $50,000,000 and 0.15% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $2,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.


For the fiscal years ended March 31, 1999, 1998 and 1997, the Administrator received fees of $____, $148,539 and $118,380, respectively, from the Balanced Fund and $_____, $76,276 and $49,129, respectively, from the Equity Fund.

                                 OTHER SERVICES

The firm of ________________________, has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Funds' federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Funds' assets is Firstar Bank, N.A, 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Funds (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Funds.


                                    BROKERAGE

It is the Funds' practice to seek the best price and execution for all portfolio securities transactions. The Advisor (subject to the general supervision of the Board of Trustees) directs the execution of the Funds' portfolio transactions. The Trust has adopted a policy which prohibits the Advisor from effecting Fund portfolio transactions with broker-dealers which may be interested persons of either Fund, the Trust, any Trustee, officer or director of the Trust or its investment advisors or any interested person of such persons.

The Balanced Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. The Funds' common stock portfolio transactions will normally be exchange traded and will be effected through broker-dealers who will charge brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

For the fiscal years ended March 31, 1999, 1998 and 1997, the total amount of brokerage commissions paid by the Balanced Fund was $_____, $91,394 and $63,382, respectively. For the fiscal years ended March 31, 1999, 1998 and 1997, the total amount of brokerage commissions paid by the Equity Fund was $_______, $66,628 and $47,290, respectively.


While there is no formula, agreement or undertaking to do so, the Advisor may allocate a portion of either Fund's brokerage commissions to persons or firms providing the Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Advisor for the benefit of the other clients it may have. Conversely, the Funds may benefit from such transactions effected for the benefit of other clients. In all cases, the Advisor is obligated to effect transactions for the Funds based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Funds will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Advisor's perception of the broker's reliability, integrity and financial condition.


In order to reduce the total operating expenses of the Funds, each Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third party broker-dealer who is compensated through commission trades. Expenses reimbursed through the directed brokerage arrangement for the fiscal year ended March 31, 1999 were $______ for the Balanced Fund and $______ for the Equity Fund.

As of March 31, 1999, the Balanced Fund held securities issued by ________________________________ (the market value of which was $________).
________________________________ is the parent of one of the Trust's "regular broker-dealers" (as defined in the 1940 Act).


                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Funds offer the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the last business day of the month or quarter. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within three business days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days' written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-800-443-4249, or by writing to:

                           The Jamestown Balanced Fund
                                       or
                            The Jamestown Equity Fund
                              Shareholder Services
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

PURCHASES IN KIND. The Funds may accept securities in lieu of cash in payment for the purchase of shares of the Funds. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Funds, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein each Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of a Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Funds at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.


Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Funds are required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Funds within 60 days.

                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m. Eastern time will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the Funds until confirmed in writing (or unless other arrangements have been made with the Funds, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUNDS. The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing their shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Funds, the Advisor and certain parties related thereto, including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Funds for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Funds, and they have adopted procedures to do so, as follows. The net asset value of each Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m. Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Advisor or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to each Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Funds. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Funds as regulated investment companies under Subchapter M of the Code, the Funds also intend to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Funds remain qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on each Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While each Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Funds indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUNDS' DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Funds derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

For corporate shareholders, the dividends received deduction, if applicable, should apply to dividends from each Fund. Each Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.

                            CAPITAL SHARES AND VOTING

Shares of the Funds, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at lease two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

Prior to January 24, 1994, the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA


As indicated in the Prospectus, each Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Funds for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of a Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The average annual total return quotations for the Balanced Fund for the one year period ended March 31, 1999, for the five year period ended March 31, 1999 and for the period since inception (July 3, 1989) to March 31, 1999 are _____%, _____% and _____%, respectively. The average annual total return quotations for the Equity Fund for the one year period ended March 31, 1999, for the five year period ended March 31, 1999, and for the period since inception (December 1, 1992) to March 31, 1999 are %_____, _____% and _____%,
respectively.


In addition, each Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, each Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period


Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of the Balanced Fund and the Equity Fund for the 30 days ended March 31, 1999 were ____% and ____%, respectively.

The Funds' performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, each Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of the Funds' performance before investing. Of course, when comparing the Funds' performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time.

From time to time the Funds may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Funds may also disclose from time to time information about their portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS


The books of the Funds will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Funds as of March 31, 1999, together with the report of the independent accountants thereon, are included on the following pages.

                           [To be filed by Amendment.]

                       STATEMENT OF ADDITIONAL INFORMATION

                                  THE JAMESTOWN
                            TAX EXEMPT VIRGINIA FUND

                                 August 1, 1999

                                   A series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor

                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES...........................................  2
INVESTMENT LIMITATIONS.......................................................  4
TRUSTEES AND OFFICERS........................................................  5
INVESTMENT ADVISOR........................................................... 10
ADMINISTRATOR................................................................ 11
OTHER SERVICES............................................................... 11
BROKERAGE.................................................................... 12
SPECIAL SHAREHOLDER SERVICES................................................. 13
PURCHASE OF SHARES........................................................... 15
REDEMPTION OF SHARES......................................................... 15
NET ASSET VALUE DETERMINATION................................................ 16
ALLOCATION OF TRUST EXPENSES................................................. 16
ADDITIONAL TAX INFORMATION................................................... 16
CAPITAL SHARES AND VOTING.................................................... 18
CALCULATION OF PERFORMANCE DATA.............................................. 18
FINANCIAL STATEMENTS AND REPORTS............................................. 21


This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Jamestown Tax Exempt Virginia Fund (the "Fund") dated August 1, 1999. The Prospectus may be obtained from the Fund, at the address and phone number shown above, at no charge.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Fund are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.


DESCRIPTION OF MUNICIPAL OBLIGATIONS. Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal
Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of Municipal Obligation bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

Municipal Obligations also include participations in municipal leases. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Accordingly, a risk peculiar to these municipal lease obligations is the possibility that a governmental issuer will not appropriate funds for lease payments. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

1. TAX ANTICIPATION NOTES. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

2. REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under Federal Revenue Sharing Programs.

3. BOND ANTICIPATION NOTES. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue.

FACTORS AFFECTING VIRGINIA MUNICIPAL OBLIGATIONS. The Commonwealth, its officials and employees are named as defendants in legal proceedings which occur in the normal course of governmental operations, some involving substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the Commonwealth with respect to these lawsuits. However, the ultimate liability resulting from these suits is not expected to have a material, adverse effect on the financial condition of the Commonwealth.

In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the federal government. At that time, Virginia exempted state and local retirement benefits but not federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits. Following Davis, at least five suits, some with multiple plaintiffs, for refunds of Virginia income taxes, were filed by federal retirees. These suits were consolidated under the name of Harper v. Virginia Department of Taxation.

In a Special Session in 1994, the General Assembly passed emergency legislation to provide payments in five annual installments to federal retirees in settlement of their claims as a result of Davis. In 1995 and 1996, the General Assembly passed legislation allowing more retirees to participate in the settlement. As of April 15, 1996, the estimated total cost to the Commonwealth for the settlement was approximately $316.2 million.

On September 15, 1995 the Supreme Court of Virginia rendered its decision in Harper. The Court reversed the judgment of the trial court and entered final judgment in favor of the taxpayers, directing that the amounts unlawfully collected be refunded with statutory interest. The Commonwealth issued refund checks on November 9, 1995, and interest stopped accruing as of November 3, 1995. The cost of refunding all Virginia income taxes paid on federal government pensions for taxable years 1985, 1986, 1987 and 1988 to federal government pensioners who opted out of the settlement was approximately $78.7 million, including interest earnings.

The total cost of refunding all Virginia income taxes paid on federal pensions on account of the settlement (approximately $316.2 million) and the judgment ($78.7 million) is approximately $394.9 million, of which $203.2 million ($124.5 million in respect of the settlement and the entire $78.7 million in respect of the judgment) has been paid, leaving $191.7 million payable in respect of the settlement - approximately $63.2 million in fiscal year 1997, $62.5 million on March 31, 1998, and (subject to appropriation) $66 million on March 31, 1999.


REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case the Fund could incur a short-term gain or loss.


VARIABLE RATE SECURITIES. The Fund may invest in tax exempt securities that bear interest at rates which are adjusted periodically to market rates. The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of tax exempt variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

PUT BONDS. The Fund may invest in tax exempt securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party at face value prior to stated maturity. This type of security will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

MUNICIPAL LEASE OBLIGATIONS. The Fund may also invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, "lease obligations"). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation. Certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. A risk peculiar to these municipal lease obligations is the possibility that a municipality will not appropriate funds for lease payments. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Advisor will seek to minimize these risks by not investing more than 10% of the total assets of the Fund in lease obligations that contain "non-appropriation" clauses. In evaluating a potential investment in such a lease obligation, the Advisor will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a government function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation. Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Board of Trustees and other factors the Advisor may determine to be relevant to such determination. In determining the liquidity of municipal lease obligations, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations affecting their marketability. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

The Board of Trustees is responsible for determining the credit quality of unrated municipal lease obligations on an ongoing basis, including an assessment of the likelihood that the lease will not be cancelled.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, in addition to those described in the Prospectus, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, the Fund MAY NOT:

(1) Invest for the purpose of exercising control or management of another issuer;

(2) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(3) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(4) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(5) Make short sales of securities or maintain a short position, except short sales "against the box";

(6) Participate on a joint or joint and several basis in any trading account in securities;

(7) Make loans of money or securities, except that the Fund may invest in repurchase agreements;

(8) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors);

(9)  Write,  purchase  or  sell  commodities,   commodities  contracts,  futures
     contracts or related options; or

(10) Invest in restricted securities.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

While the Fund has reserved the right to make short sales "against the box" (limitation number 5, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS


The Fund is a series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988, which was formerly known as The Nottingham Investment Trust. The Board of Trustees has overall responsibility for management of the Fund under the laws of Massachusetts governing the responsibilities of trustees of business trusts. Following are the Trustees and executive officers of the Trust, their present position with the Trust or Fund, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1999:

Name, Position,                              Principal Occupation                           Compensation
Age and Address                              During Past 5 Years                           From the Trust
------------------                           --------------------                          ---------------
Austin Brockenbrough III (age 61)            President and Managing                             None
Trustee**                                    Director of Lowe, Brockenbrough
President                                    & Company, Inc.,
The Jamestown International Equity           Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund       Director of Tredegar Industries,
6620 West Broad Street                       Inc. (plastics manufacturer) and
Suite 300                                    Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                    (global asset manager); Trustee
                                             of University of Richmond

John T. Bruce (age 44)                       Principal of                                       None
Trustee and Chairman**                       Flippin, Bruce & Porter, Inc.,
Vice President                               Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 61)            Physician                                          $
Trustee**                                    Dermatology Associates of
5600 Grove Avenue                            Virginia, P.C.,
Richmond, Virginia   23226                   Richmond, Virginia

J. Finley Lee (age 58)                       Julian Price Professor Emeritus of                 $
Trustee                                      Business Administration
614 Croom Court                              University of North Carolina,
Chapel Hill, North Carolina 27514            Chapel Hill, North Carolina;
                                             Director of Montgomery Indemnity
                                             Insurance Co.; Trustee of Albemarle
                                             Investment Trust (registered
                                             investment company)

Richard Mitchell (age 49)                    Principal of                                       None
Trustee**                                    T. Leavell &  Associates, Inc.,
President                                    Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

Richard L. Morrill (age 59)                  President of                                       $
Trustee                                      University of Richmond,
7000 River Road                              Richmond, Virginia;
Richmond, Virginia  23229                    Director of Tredegar
                                             Industries, Inc.

                                     - 10 -

Harris V. Morrissette (age 38)               President of                                       $
Trustee                                      Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                        Mobile, Alabama;
Mobile, Alabama   36693                      Chairman of Azalea Aviation, Inc.
                                             (airplane fueling); Director of
                                             South Alabama Bank and
                                             South Alabama Bancorporation

Erwin H. Will, Jr. (age 65)                  Chief Investment Officer of                        $
Trustee                                      Virginia Retirement System,
P.O. Box 2500                                Richmond, Virginia
Richmond, Virginia 23218

Samuel B. Witt III (age 62)                  Senior Vice President and                          $
Trustee                                      General Counsel of Stateside
2300 Clarendon Blvd.                         Associates, Inc., Arlington,
Suite 407                                    Virginia; Director of The Swiss
Arlington, Virginia 22201                    Helvetia Fund, Inc. (closed-end
                                             investment company)

John P. Ackerly IV (age 35)                  Portfolio Manager of
Vice President                               Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia;
One James Center, 901 E. Cary St.            prior to February 1994, a
Richmond, Virginia  23219                    Portfolio Manager with
                                             Central Fidelity Bank

Joseph L. Antrim III (age 53)                Executive Vice President of
President                                    Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

Robert L. Bennett (age 57)                   [to be inserted]
Treasurer
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

Charles M. Caravati III (age 32)             Assistant Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown International Equity Fund      Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

                                     - 11 -

John M. Flippin (age 56)                     Principal of
President                                    Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 45)                   Principal of
Vice President                               T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund               Mobile, Alabama
150 Government Street
Mobile, Alabama 36602

Tina D. Hosking (age 30)                     [to be inserted]
Secretary
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

J. Lee Keiger III (age 43)                   First Vice President and Chief Financial
Vice President                               Officer of Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter, III (age 57)              Principal of
Vice President                               Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Henry C. Spalding, Jr. (age 60)              Executive Vice President of
President                                    Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

Ernest H. Stephenson, Jr. (age 53)           Vice President of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230

                                     - 12 -

Connie R. Taylor (age 47)                    Administrator of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Beth Ann Walk (age 39)                       Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund       Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Coleman Wortham III (age 52)                 President and Chief Executive
Vice President                               Officer of  Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219


-----------------------------
**Indicates that Trustee is an Interested Person for purposes of the 1940 Act. Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.


PRINCIPAL HOLDERS OF VOTING SECURITIES. As of _________ , 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) ___% of the then outstanding shares of the Fund. On the same date, [to be inserted]

                               INVESTMENT ADVISOR

Lowe, Brockenbrough & Company, Inc. (the "Advisor") supervises the Fund's investments pursuant to an Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement is effective until February 28, 2000 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Advisor, based upon the Fund's average daily net assets, is at the following annual rates: On the first $250 million, 0.40%; on the next $250 million, 0.35%; and on assets over $500 million, 0.30%. For the fiscal years ended March 31, 1999, 1998 and 1997, the Fund paid the Advisor advisory fees of $_____, $56,311 (which was net of voluntary fee waivers of $4,939), $27,398 (net of voluntary fee waivers of $14,090) and $9,576 (net of voluntary fee waivers of $23,645), respectively.


The Advisor, organized as a Virginia corporation in 1970, is controlled by its sole shareholder, Austin Brockenbrough, III. In addition to acting as Advisor to the Fund, the Advisor serves as investment advisor to three additional investment companies, the subjects of separate prospectuses, and also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objectives and policies of the Fund as described herein and in the Prospectus. The Advisor places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders.

The Advisor must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.

The Advisor also provides, at its own expense, certain Executive Officers to the Trust, and pays the entire cost of distributing Fund shares.

The Advisor may compensate dealers or others based on sales of shares of the Fund to clients of such dealers or others or based on the average balance of all accounts in the Fund for which such dealers or others are designated as the person responsible for the account.

                                  ADMINISTRATOR

Countrywide Fund Services, Inc. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Fund and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, the Fund pays the Administrator a fee at the annual rate of 0.15% of the average value of its daily net assets up to $200,000,000 and 0.10% of such assets in excess of $200,000,000; provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.


For the fiscal years ended March 31, 1999, 1998 and 1997, the Administrator received from the Fund fees of $_____, $25,157 and $24,000, respectively.

                                 OTHER SERVICES

The firm of __________________________, has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Fund's federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Fund's assets is Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Fund (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.


                                    BROKERAGE

It is the Fund's practice to seek the best price and execution for all portfolio securities transactions. The Advisor (subject to the general supervision of the Board of Trustees) directs the execution of the Fund's portfolio transactions. The Trust has adopted a policy which prohibits the Advisor from effecting Fund portfolio transactions with broker-dealers which may be interested persons of the Fund, the Trust, any Trustee, officer or director of the Trust or its investment advisors or any interested person of such persons.

The Fund's portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup.

No brokerage commissions were paid by the Fund for the last three fiscal years.

While there is no formula, agreement or undertaking to do so, the Advisor may allocate a portion of the Fund's brokerage commissions to persons or firms providing the Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Advisor for the benefit of the other clients it may have. Conversely, the Fund may benefit from such transactions effected for the benefit of other clients. In all cases, the Advisor is obligated to effect transactions for the Fund based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Fund will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Advisor's perception of the broker's reliability, integrity and financial condition.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the last business day of the month or quarter. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within three business days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic
Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-443-4249, or by writing to:

                     The Jamestown Tax Exempt Virginia Fund
                              Shareholder Services
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein the Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.


                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m. Eastern time will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Fund, the Advisor and certain parties related thereto, including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Fund for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Fund, and they have adopted procedures to do so, as follows. The net asset value of the Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m. Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good

Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Advisor or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, the Fund must distribute annually at least 90% of its net taxable income plus 90% of its net tax-exempt interest income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. Such required distributions are based only on the Fund's taxable income, however, so the excise tax generally would not apply to tax-exempt income earned by the Fund. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Since federal and Virginia tax laws exempt income from qualifying  municipal bond  obligations,  income dividends  attributable to such obligations are exempt from such taxes. A report will be distributed to each shareholder as of December 31st of each year outlining the percentage of income dividends which qualify for such tax exemptions. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. Such capital gain distributions are also subject to Virginia income tax, except to the extent attributable to gains from certain obligations of the Commonwealth of Virginia and its political subdivisions. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

For federal income tax purposes, any loss upon the sale of shares of the Fund held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. In addition, any loss of Fund shares held for six months or less will be disallowed for both federal and Virginia income tax purposes to the extent of any dividends received by the shareholder exempt from federal income tax, even though, in the case of Virginia, some portion of such dividends actually may have been subject to Virginia income tax.

                            CAPITAL SHARES AND VOTING

Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

Prior to January 24, 1994, the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA


As indicated in the Prospectus, the Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The average annual total return quotations for the Fund for the one year period ended March 31, 1999 and for the period since inception (September 1, 1993) to March 31, 1999 are _____% and _____%, respectively.

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, the Fund may advertise its yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period


Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The Fund's yield for the 30 days ended March 31, 1999 was _____%.

The tax-equivalent yield of the Fund is computed by using the tax-exempt yield figure and dividing by one minus the applicable tax rate. The Fund's tax-equivalent yield for the 30 days ended March 31, 1999, based on the highest marginal combined federal and Virginia income tax rate, was _____%.


The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Lehman Municipal Bond Index, which is generally considered to be representative of the performance of municipal bonds. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS


The books of the Fund will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Fund as of March 31, 1999, together with the report of the independent accountants thereon, are included on the following pages.

                           [To be filed by Amendment.]

                       STATEMENT OF ADDITIONAL INFORMATION

                                  THE JAMESTOWN
                            INTERNATIONAL EQUITY FUND

                                 August 1, 1999

                                   A Series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES............................................  2
DESCRIPTION OF BOND RATINGS..................................................  9
INVESTMENT LIMITATIONS....................................................... 12
TRUSTEES AND OFFICERS........................................................ 14
INVESTMENT ADVISOR........................................................... 19
SUB-ADVISOR.................................................................. 20
ADMINISTRATOR................................................................ 21
OTHER SERVICES............................................................... 21
BROKERAGE.................................................................... 22
SPECIAL SHAREHOLDER SERVICES................................................. 23
PURCHASE OF SHARES........................................................... 25
REDEMPTION OF SHARES......................................................... 25
NET ASSET VALUE DETERMINATION................................................ 26
ALLOCATION OF TRUST EXPENSES................................................. 26
ADDITIONAL TAX INFORMATION................................................... 27
CAPITAL SHARES AND VOTING.................................................... 29
CALCULATION OF PERFORMANCE DATA.............................................. 30
FINANCIAL STATEMENTS AND REPORTS............................................. 32


This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Jamestown International Equity Fund (the "Fund") dated August 1, 1999. The Prospectus may be obtained from the Fund, at the address and phone number shown above, at no charge.

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective and policies of the Fund are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

FOREIGN SECURITIES. The Fund will invest primarily in foreign securities, including those traded domestically as American Depository Receipts (ADRs). Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

WARRANTS AND RIGHTS. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.


HEDGING TECHNIQUES
------------------

Unless otherwise indicated, the Fund may invest in the following derivative securities to seek to hedge all or a portion of its assets against market value changes resulting from changes in securities prices and currency fluctuations. Hedging is a means of attempting to offset, or neutralize, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment. The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the hedging strategy.

The Fund's ability to establish and close out positions in futures contracts and options will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those futures contracts and options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option or at any particular time.


WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

The writing of covered call options is a conservative investment technique which the Sub-Advisor believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. As long as the Securities and Exchange Commission continues to take the position that unlisted options are illiquid securities, the Fund will not commit more than 15% of its net assets to unlisted covered call transactions and other illiquid securities.

WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.

The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions.


FUTURES CONTRACTS. The Fund may buy and sell futures contracts as a hedge to protect the value of the Fund's portfolio against anticipated changes in securities prices and foreign currencies. There are several risks in using futures contracts. One risk is that futures prices could correlate imperfectly with the behavior of cash market prices of the financial instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction. Another risk is that the Sub-Advisor may be incorrect in its expectation of future prices of the underlying financial instrument. There is also a risk that a secondary market in the obligations that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so. When buying or selling futures contracts the Fund will be required to segregate cash and/or liquid high-grade debt obligations to meet its obligations under these types of financial instruments. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to operate in a manner consistent with its investment objective may be impaired.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The value of the Fund's portfolio securities which are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with purchase and sale of foreign portfolio securities.

The Fund will enter into forward foreign currency exchange contracts as described hereafter. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the cost or proceeds relative to another currency. The forward contract may be denominated in U.S. dollars or may be a "cross-currency" contract where the forward contract is denominated in a currency other than U.S. dollars. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

The forecasting of a short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The Fund may enter into such forward contracts if, as a result, not more than 50% of the value of its total assets would be committed to such contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Trustees believe that it is important to have the flexibility to enter into forward contracts when the Sub-Advisor determines it to be in the best interests of the Fund. The Custodian will segregate cash, U.S. Government obligations or other liquid securities in an amount not less than the value of the Fund's total assets committed to foreign currency exchange contracts entered into under this type of transaction. If the value of the segregated securities declines, additional cash or securities will be added on a daily basis, i.e., "marked to market," so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such contracts.

Generally, the Fund will not enter into a forward foreign currency exchange contract with a term of greater than 90 days. At the maturity of the contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell.

The Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-Advisor. It should also be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities held by the Fund. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


OPTIONS AND FUTURES TRANSACTIONS GENERALLY. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Sub-Advisor's ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and the Sub-Advisor's ability to select the proper time, type and duration of the options.

The Fund's ability to establish and close out positions in futures contracts and options will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those futures contracts and options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option or at any particular time.


LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities; however, the aggregate of portfolio securities loaned will not exceed 25% of the value of the Fund's net assets, measured at the time any such loan is made. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The
Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor, the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Advisor, the Sub-Advisor or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Sub-Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Sub-Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Sub-Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest in debt obligations which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") as described herein. U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export Import Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein. The Fund does not intend to invest in "zero coupon" Treasury securities. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "Certificates," representing undivided ownership interests in pools of mortgages. Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency. Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The U.S. Government does not guarantee premiums and market value of U.S. Government Securities.


DEBT SECURITIES. While the Fund intends to invest primarily in equity securities, up to 20% of the Fund's assets may be invested in convertible bonds and other debt securities. These debt obligations consist of U.S. and foreign government securities and corporate debt securities. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group. While securities in these categories are generally accepted as being of investment grade, the fourth highest grade is considered to be a medium grade and has speculative characteristics even though it is regarded as having adequate capacity to pay interest and repay principal.


FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Sub-Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

                           DESCRIPTION OF BOND RATINGS

The various ratings used by the NRSROs are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being traded. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Sub-Advisor believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS:

     Aaa: Bonds rated Aaa are judged to be of the best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements that make the long term risks appear somewhat larger than in Aaa securities.

     A: Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers (1,2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S BOND RATINGS:

     AAA: This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

DESCRIPTION OF FITCH INVESTORS SERVICE INC.'S BOND RATINGS:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

DESCRIPTION OF DUFF & PHELPS CREDIT RATING CO.'S BOND RATINGS:

     AAA: This is the highest rating credit quality. The risk factors are negligible, being only slightly more than for risk- free U.S. Treasury debt.

     AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A: Bonds rated A have average protection factors. However risk factors are more variable and greater in periods of economic stress.

     BBB: Bonds rated BBB have below average protection factors, but are considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, the Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one corporate issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one corporate issuer;

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Advisor or Sub-Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Fund may invest in certain mortgage backed securities as described in the Prospectus under "Investment Objective, Investment Policies and Risk Considerations";

(6) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Make loans of money or securities, except that the Fund may (a) make loans of its portfolio securities in amounts not in excess of 25% of its net assets, and (b) invest in repurchase agreements;

(10) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors);

(12) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in over seven days, and other securities for which there is no established market or for which market quotations are not readily available; or

(13) Purchase or sell puts, calls options, futures, straddles, commodities, commodities contracts or commodities futures contracts, except as described in the Prospectus and this Statement of Additional Information.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (limitation number 10, above) the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

While the Fund has reserved the right to make short sales "against the box" (limitation number 8, above), the Sub-Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS


The Fund is a series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988, which was formerly known as The Nottingham Investment Trust. The Board of Trustees has overall responsibility for management of the Fund under the laws of Massachusetts governing the responsibilities of trustees of business trusts. Following are the Trustees and executive officers of the Trust, their present position with the Trust or Fund, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1999:

Name, Position,                              Principal Occupation                           Compensation
Age  and Address                             During Past 5 Years                           From the Trust
------------------                           --------------------                          --------------
Austin Brockenbrough III (age 61)            President and Managing                             None
Trustee**                                    Director of Lowe, Brockenbrough
President                                    & Company, Inc.,
The Jamestown International Equity           Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund       Director of Tredegar Industries,
6620 West Broad Street                       Inc. (plastics manufacturer) and
Suite 300                                    Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                    (global asset manager); Trustee
                                             of University of Richmond

John T. Bruce (age 44)                       Principal of                                       None
Trustee and Chairman**                       Flippin, Bruce & Porter, Inc.,
Vice President                               Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 61)            Physician                                          $
Trustee**                                    Dermatology Associates of
5600 Grove Avenue                            Virginia, P.C.,
Richmond, Virginia   23226                   Richmond, Virginia

J. Finley Lee (age 58)                       Julian Price Professor Emeritus of                 $
Trustee                                      Business Administration
614 Croom Court                              University of North Carolina,
Chapel Hill, North Carolina 27514            Chapel Hill, North Carolina;
                                             Director of Montgomery Indemnity
                                             Insurance Co.; Trustee of Albemarle
                                             Investment Trust (registered
                                             investment company)

                                     - 16 -

Richard Mitchell (age 49)                    Principal of                                       None
Trustee**                                    T. Leavell &  Associates, Inc.,
President                                    Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

Richard L. Morrill (age 59)                  President of                                       $
Trustee                                      University of Richmond,
7000 River Road                              Richmond, Virginia;
Richmond, Virginia  23229                    Director of Tredegar
                                             Industries, Inc.

Harris V. Morrissette (age 38)               President of                                       $
Trustee                                      Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                        Mobile, Alabama;
Mobile, Alabama   36693                      Chairman of Azalea Aviation, Inc.
                                             (airplane fueling); Director of
                                             South Alabama Bank and
                                             South Alabama Bancorporation

Erwin H. Will, Jr. (age 65)                  Chief Investment Officer of                        $
Trustee                                      Virginia Retirement System,
P.O. Box 2500                                Richmond, Virginia
Richmond, Virginia 23218

Samuel B. Witt III (age 62)                  Senior Vice President and                          $
Trustee                                      General Counsel of Stateside
2300 Clarendon Blvd.                         Associates, Inc., Arlington,
Suite 407                                    Virginia; Director of The Swiss
Arlington, Virginia 22201                    Helvetia Fund, Inc. (closed-end
                                             investment company)

John P. Ackerly IV (age 35)                  Portfolio Manager of
Vice President                               Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia;
One James Center, 901 E. Cary St.            prior to February 1994, a
Richmond, Virginia  23219                    Portfolio Manager with
                                             Central Fidelity Bank

Joseph L. Antrim III (age 53)                Executive Vice President of
President                                    Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

                                     - 17 -

Robert L. Bennett (age 57)                   [to be inserted]
Treasurer
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

Charles M. Caravati III (age 32)             Assistant Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown International Equity Fund      Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

John M. Flippin (age 56)                     Principal of
President                                    Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 45)                   Principal of
Vice President                               T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund               Mobile, Alabama
150 Government Street
Mobile, Alabama 36602

Tina D. Hosking (age 30)                     [to be inserted[
Secretary
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

J. Lee Keiger III (age 43)                   First Vice President and Chief Financial
Vice President                               Officer of Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter, III (age 57)              Principal of
Vice President                               Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                 Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

                                     - 18 -

Henry C. Spalding, Jr. (age 60)              Executive Vice President of
President                                    Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

Ernest H. Stephenson, Jr. (age 53)           Vice President of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230


Connie R. Taylor (age 47)                    Administrator of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                  Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Beth Ann Walk (age 39)                       Portfolio Manager of
Vice President                               Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund       Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Coleman Wortham III (age 52)                 President and Chief Executive
Vice President                               Officer of  Davenport & Company LLC,
The Davenport Equity Fund                    Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219


-----------------------------
**Indicates that Trustee is an Interested Person for purposes of the 1940 Act. Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.


PRINCIPAL HOLDERS OF VOTING SECURITIES. As of _______________, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) _____% of the then outstanding shares of the Fund. On the same date, Oechsle International Advisors, L.P. Profit Sharing Trust, One International Place, Boston, Massachusetts 02110, owned of record _____% of the then outstanding shares of the Fund and __________________________ owned of record ____% of the then outstanding shares of the Fund.

                               INVESTMENT ADVISOR

Lowe, Brockenbrough & Company, Inc. (the "Advisor") performs management, statistical, portfolio advisor selection and general investment supervisory services for the Fund pursuant to an Investment Advisory Agreement (the Advisory Agreement"). The Advisory Agreement is effective until February 28, 2000 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Advisor is at the annual rate of 1.00% of the Fund's average daily net assets. For the fiscal years ended March 31, 1999, 1998 and 1997, the Fund paid the Advisor advisory fees of $_____, $355,460 and $211,861 (which was net of voluntary fee waivers of $29,007), respectively.


The Advisor, organized as a Virginia corporation in 1970, is controlled by its sole shareholder, Austin Brockenbrough III. In addition to acting as Advisor to the Fund, the Advisor serves as investment advisor to three additional investment companies, the subjects of separate prospectuses, and also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Advisor also provides, at its own expense, certain Executive Officers to the Trust, and pays the entire cost of distributing Fund shares.

The Advisor may compensate dealers or others based on sales of shares of the Fund to clients of such dealers or others or based on the average balance of all accounts in the Fund for which such dealers or others are designated as the person responsible for the account.

                                   SUB-ADVISOR

Oechsle International Advisors, L.P. (the "Sub-Advisor") supervises the Fund's investments pursuant to a Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Sub-Advisor, the Advisor and the Trust. The Sub-Advisory Agreement is effective until February 28, 2000 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust, the Advisor or the Sub-Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust, by the Advisor or by the Sub-Advisor. The Sub-Advisory Agreement provides that it will terminate automatically in the event of its assignment.


Oechsle Group, LLC is the Member Manager of the Sub-Advisor and owns approximately a 44% interest (on a fully diluted basis) in the Sub-Advisor. The following individuals own approximately an 89% interest in Oechsle Group, LLC:
Walter Oechsle, S. Dewey Keesler,  Jr., L. Sean Roche, Stephen P. Langer, Steven
H. Schaefer, Warren Walker and Andrew S. Parlin. The management, policies and control of the Sub-Advisor is, subject to certain limitations, invested exclusively in Oechsle Group, LLC. Day-to-day management of the Sub-Advisor is exercised by the Management Committee of Oechsle Group, LLC, which consists of Messrs. Keesler, Roche, Langer,Walker and Parlin. Fleet Financial Group, Inc. of Boston, Massachusetts holds approximately a 35% non-voting interest (on a fully diluted basis) in the Sub-Advisor.

Compensation of the Sub-Advisor is paid by the Advisor (not the Fund) in the amount of one-half of the advisory fee (net of any waivers) received by the Advisor. Compensation payable to the Sub-Advisor for the fiscal years ended March 31, 1999, 1998 and 1997 was $_____, $177,730 and $105,930, respectively.

The Sub-Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Sub-Advisor determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objective and policies of the Fund as described herein and in the Prospectus. The Sub-Advisor places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders.


The   Sub-Advisor   may  determine  from  time  to  time  that  some  investment opportunities are appropriate for certain of its clients and not others, including the Fund, as the Fund has an investment objective that may vary from that of other clients. For these and other reasons, such as differing time horizons, liquidity needs, tax consequences and assessments of general market conditions and of individual securities (including options), Fund investment transactions may or may not vary from decisions made for others by the
Sub-Advisor. It may also occasionally be necessary to allocate limited investment opportunities among the Fund and other clients of the Sub-Advisor, on a fair and equitable basis deemed appropriate by the Sub-Advisor.


The Sub-Advisor must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Sub-Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.

                                  ADMINISTRATOR

Countrywide Fund Services, Inc. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Fund and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, the Fund pays the Administrator a fee at the annual rate of 0.25% of the average value of its daily net assets up to $25,000,000, 0.225% of such assets from $25,000,000 to $50,000,000 and 0.20% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $4,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.


For the fiscal years ended March 31, 1999, 1998 and 1997, the Administrator received from the Fund fees of $_____, $86,293 and $59,209, respectively.

                                 OTHER SERVICES

The firm of ___________________, has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to prepare the Fund's federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.


The Custodian of the Fund's assets is Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675. The Custodian holds all cash and securities of the Fund (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.

                                    BROKERAGE

It is the Fund's practice to seek the best price and execution for all portfolio securities transactions. The Sub-Advisor (subject to the general supervision of the Board of Trustees and the Advisor) directs the execution of the Fund's portfolio transactions. The Sub-Advisor may effect Fund portfolio transactions with broker-dealers which may be interested persons of the Fund, the Trust, any Trustee, officer or director of the Trust or its investment advisors or any interested person of such persons.

The Fund's common stock portfolio transactions will normally be exchange traded and will be effected through broker-dealers who will charge brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.


For the fiscal years ended March 31, 1999, 1998 and 1997, the total amount of brokerage commissions paid by the Fund was $______, $100,229 and $203,458, respectively.

While there is no formula, agreement or undertaking to do so, the Sub-Advisor may allocate a portion of the Fund's brokerage commissions to persons or firms providing the Sub-Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Sub-Advisor for the benefit of the other clients it may have. Conversely, the Fund may benefit from such transactions effected for the benefit of other clients. In all cases, the Sub-Advisor is obligated to effect transactions for the Fund based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Fund will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Sub-Advisor's perception of the broker's reliability, integrity and financial condition.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the last business day of the month or quarter. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic
Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-443-4249, or by writing to:

                     The Jamestown International Equity Fund
                              Shareholder Services
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Sub-Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Sub-Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein the Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.


                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m., Eastern time, will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Fund, the Advisor, the Sub-Advisor and certain parties related thereto, including clients of the Advisor and the Sub-Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Fund for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Fund, and they have adopted procedures to do so, as follows. The net asset value of the Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m., Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

The value of non-dollar denominated portfolio instruments held by the Fund will be determined by converting all assets and liabilities initially expressed in foreign currency values into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees. Gains or losses between trade and settlement dates resulting from changes in exchange rates between the U.S. dollar and a foreign currency are borne by the Fund. To protect against such losses, the Fund may enter into forward foreign currency exchange contracts, which will also have the effect of limiting any such gains.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Advisor, Sub-Advisor or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, the Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Fund as regulated investment companies under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.


[Discussion of capital loss carryforwards to be inserted.]


Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

For corporate shareholders, the dividends received deduction, if applicable, should apply to dividends from the Fund. The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.

Investments by the Fund in certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value.

The resultant paper gains or losses are also treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any preceding year-end gain or loss. The use of section 1256 contracts may force the Fund to distribute to shareholders paper gains that have not yet been realized in order to avoid federal income tax liability.

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not section 1256 contracts generally will be treated as ordinary income or loss.

Certain hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred, rather than being taken into account in calculating taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the elections available under the Internal Revenue Code of 1986, as amended, which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain in any year, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or options on futures contracts.

                            CAPITAL SHARES AND VOTING

Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

Prior to January 24, 1994, the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA


As indicated in the Prospectus, the Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The average annual total return quotations for the Fund for the one year period ended March 31, 1999 and for the period since inception (April 16, 1996) to March 31, 1999 are _____% and _____%, respectively.


In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Europe, Australia and Far East Index (the "EAFE Index"), which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the securities markets located outside the United States. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS


The books of the Fund will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Fund as of March 31, 1999, together with the report of the independent accountants thereon, are included on the following pages.

                           [To be filed by Amendment.]

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits:
          ---------

          a.   Declaration of Trust*

          b.   Bylaws*

          c.   Not Applicable

          d.   (i)    Investment  Advisory  Agreement for The  Jamestown  Equity
                      Fund*

               (ii)   Investment  Advisory  Agreement for The Jamestown Balanced
                      Fund*

               (iii)  Sub-Advisory Agreement for The Jamestown Balanced Fund*

               (iv)   Investment    Advisory   Agreement   for   The   Jamestown
                      International Equity Fund*

               (v) Sub-Advisory Agreement for The Jamestown International Equity Fund*

               (vi) Investment Advisory Agreement for The Jamestown Tax Exempt Virginia Fund*

               (vii) Investment Advisory Agreements for The Jamestown Bond Fund and The Jamestown Short Term Bond Fund*

               (viii) Investment  Advisory  Agreements  for the  FBP  Contrarian
                      Balanced Fund and the FBP Contrarian Equity Fund*

               (ix) Investment Advisory Agreements for The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund*

               (x)    Investment  Advisory  Agreement for The  Davenport  Equity
                      Fund*

          e. Underwriting Agreement between Williamsburg Investment Trust and CW Fund Distributors*

          f.   Not Applicable

          g.   (i)    Custodian Agreement with The Northern Trust Company*

               (ii)   Custodian Agreement with Firstar Bank, N.A.*

          h.   Administration, Accounting and Transfer Agency Agreement*

          i.   Opinion and Consent of Counsel*

          j.   Not Applicable

          k.   Not Applicable

          l.   Not Applicable

          m.   Plan of Distribution Pursuant to Rule 12b-1*

          n.   Financial Data Schedules

          o. Rule 18f-3 Plan Adopted With Respect to the Multiple Class Distribution System*

-------------------------
*    Previously filed as Exhibit to Registration Statement on Form N-1A

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.
          ----------------

          Article VIII of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and trustees as follows:

               SECTION 8.4 Indemnification of Trustees and Officers. Subject to the limitations set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Fund or Funds to which the conduct in question relates) each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (referred to hereinafter, together with such person's heirs, executors, administrators or other legal representatives, as a "covered person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any covered person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such covered person may be or may have been involved as a party or otherwise or with which such covered person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such covered person (i) did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (either and both of the conduct described in clauses (i) and (ii) above being referred to hereinafter as "Disabling Conduct"). A determination that the covered person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that such covered person was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative action against such covered person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that such covered person was not liable by reason of Disabling Conduct by (a) vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as the quoted phrase is defined in Section 2(a) (19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such covered person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the covered person Shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and if (i) the covered person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full inquiry), that there is reason to believe that the covered person ultimately will be entitled to indemnification hereunder.

               SECTION 8.5 Compromise Payment. As to any matter disposed of by a compromise payment by any covered person referred to in Section
               8.4 hereof, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved
               (i) by a majority of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Independent Trustees pursuant to clause (ii) shall not prevent the recovery from any covered person of any amount paid to such covered person in accordance with either of such clauses as indemnification if such covered person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such covered person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such covered person's office.

               SECTION 8.6 Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect any of the rights to which any covered person may be entitled. Nothing contained in this Article VIII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

          The Trust's Advisory Agreements provide for indemnification of each of the Advisors as follows:

               8.(b) Indemnification of Advisor. Subject to the limitations set forth in this Subsection 8(b), the Trust shall indemnify, defend and hold harmless (from the assets of the Fund or Funds to which the conduct in question relates) the Advisor against all loss, damage and liability, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by the Advisor in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, related to or resulting from this Agreement or the performance of services hereunder, except with respect to any matter as to which it has been determined that the loss, damage or liability is a direct result of (i) a breach of fiduciary duty with respect to the receipt of compensation for services; or (ii) wilful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its duties under this Agreement (either and both of the conduct described in clauses (i) and (ii) above being referred to hereinafter as "Disabling Conduct"). A determination that the Advisor is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Advisor was not liable by reason of
               Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against the Advisor for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Advisor was not liable by reason of Disabling Conduct by: (a) vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as the quoted phrase is defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similar grounds that is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the "Independent Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by the Advisor (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the Advisor shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Subsection 8(b) and if (i) the Advisor shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Advisor ultimately will be entitled to indemnification hereunder.

               As to any matter disposed of by a compromise payment by the Advisor referred to in this Subsection 8(b), pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of the Independent Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Independent Trustees pursuant to clause (i) shall not prevent the recovery from the Advisor of any amount paid to the Advisor in accordance with either of such clauses as indemnification of the Advisor is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that the Advisor's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in its conduct under the Agreement.

               The right of indemnification provided by this Subsection 8(b) shall not be exclusive of or affect any of the rights to which the Advisor may be entitled. Nothing contained in this Subsection 8(b) shall affect any rights to indemnification to which Trustees, officers or other personnel of the Trust, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

               The Board of Trustees of the Trust shall take all such action as may be necessary and appropriate to authorize the Trust hereunder to pay the indemnification required by this Subsection 8(b) including, without limitation, to the extent needed, to determine whether the Advisor is entitled to indemnification hereunder and the reasonable amount of any indemnity due it hereunder, or employ independent legal counsel for that purpose.

               8.(c) The provisions contained in Section 8 shall survive the expiration or other termination of this Agreement, shall be deemed to include and protect the Advisor and its directors, officers, employees and agents and shall inure to the benefit of its/their respective successors, assigns and personal representatives.

     The Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trust may not pay for insurance which protects its Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

Item 27.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

          Lowe, Brockenbrough & Company, Inc. ("LB&C") is a registered investment advisor providing general investment advisory services to four series of Williamsburg Investment Trust: The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund. LB&C also provides investment advisory services to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of LB&C, 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.

          (1)  Austin Brockenbrough III - Managing Director of LB&C.

               (a) A Trustee of Williamsburg Investment Trust, a registered investment company, and President of The Jamestown Tax Exempt Virginia Fund.

          (2)  Henry C. Spalding, Jr. - Managing Director of LB&C.

               (a) President of The Jamestown Balanced Fund and The Jamestown Equity Fund.

          (3)  William F. Shumadine, Jr. - Senior Vice President of LB&C.

          (4)  Ernest H. Stephensen, Jr. - Vice President of LB&C.

               (a) Vice President of The Jamestown Balanced Fund and The Jamestown Equity Fund.

          (5)  Charles M. Caravati III - Assistant Portfolio Manager of LB&C.

               (a)  Vice Present of The Jamestown Internationl Equity Fund.

          Oechsle International Advisors, L.P. ("Oechsle International") is a registered investment advisor which provides investment advisory services and acts as sub-advisor to The Jamestown International Equity Fund. The following are the partners of Oechsle International, One International Place, Boston, Massachusetts 02110.

          (1) Oechsle Group, L.P. (the Managing General Partner of which is Walter Oechsle), a general partner of Oechsle International.

          (2) Dresdner Asset Management (U.S.A.) Corporation (a subsidiary of Dresdner Bank A.G.), a limited partner of Oechsle International.

          (3) OIA Limited Partnership Interest Trust (the trustee of which is Oechsle Group, L.P.), a limited partner of Oechsle International

          Flippin,  Bruce & Porter,  Inc.  ("FBP")  is a  registered  investment advisor providing investment advisory services to two series of Williamsburg Investment Trust: the FBP Contrarian Balanced Fund and the FBP Contrarian Equity Fund. The Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional account and individuals. The following list sets forth the business and other connections of the directors and officers of Flippin, Bruce & Porter, Inc., 800 Main Street, Suite 202, P.O. Box 6138, Lynchburg, Virginia 24505.

          (1)  John T. Bruce - A Principal of FBP.

               (a) Chairman of the Board of Trustees of Williamsburg Investment Trust and Vice President of FBP Contrarian Balanced Fund and FBP Contrarian Equity Fund.

          (2)  John M. Flippin - A Principal of FBP

               (a) President of FBP Contrarian Balanced Fund and FBP Contrarian Equity Fund.

          (3)  Robert Gregory Porter III - A Principal of FBP.

               (a) Vice President of FBP Contrarian Balanced Fund and FBP Contrarian Equity Fund.

          (4)  Joseph T. Antonelli, Jr. - Portfolio Manager of FBP.

          (5)  David J. Marshall - Portfolio Manager of FBP.

          T. Leavell & Associates, Inc. ("TLA") is a registered investment advisor providing investment advisory services to three series of Williamsburg Investment Trust: The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund. TLA also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of T. Leavell & Associates, Inc., 150 Government Street, P.O. Box 1307, Mobile, Alabama 36633.

          (1)  Thomas W. Leavell - President and a Principal of TLA.

          (2)  Dorothy G. Gambill - Secretary/Treasurer and a Principal of TLA.

          (3)  Richard  Mitchell - Executive  Vice  President and a Principal of
               TLA.

               (a) A Trustee of Williamsburg Investment Trust and President of The Government Street Bond Fund, The Government Street Equity Fund and The Alabama Tax Free Bond Fund.

          (4)  Kenneth P. Pulliam - Portfolio Manager of TLA.

          (5)  Mary Shannon Hope - Portfolio Manager of TLA.

          (6)  Timothy S. Healy - Vice President and a Principal of TLA.

               (a)  Vice President of The Alabama Tax Free Bond Fund.

          (7)  Ann Damon Haas - Vice President of TLA.

          Davenport & Company LLC ("Davenport") is a registered investment advisor providing investment advisory services to one series of Williamsburg Investment Trust, The Davenport Equity Fund. Davenport also provides investment advice to corporations, trusts, pension and profit sharing plans, other businesses and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of Davenport & Company LLC, One James Center, Richmond, Virginia, 23285.

          (1) Coleman Wortham III - President and chief Executive Officer of Davenport.

               (a)  Vice President of The Davenport Equity Fund.

          (2) J. Lee Keiger, III - First Vice President and Chief Financial Officer of Davenport.

               (a)  Vice President of The Davenport Equity Fund.

          (3)  Joseph L. Antrim, III - Executive Vice President of Davenport

               (a)  President of The Davenport Equity Fund

          (4)  John P. Ackerly, IV - Portfolio Manager of Davenport.

               (a)  Vice President of The Davenport Equity Fund.

          (5) Michael S. Beall - Executive Vice President and Director of Research for Davenport.

          (6) James C. Hamilton, Jr. - First Vice President and Director of Davenport.

          (7)  Beverley B. Munford, III - Vice President of Davenport.

          (8) Hunter R. Pettus, Jr. - Senior Vice President and Director of Davenport.

Item 27.  Principal Underwriter
          ---------------------

          (a) CW Fund Distributors, Inc. (the "Distributor") also acts as principal underwriter for other open- end investment companies:
               Brundage, Story and Rose Investment Trust, The Caldwell & Orkin Funds, Inc., Profit Funds Investment Trust, Firsthand Funds, the Lake Shore Family of Funds, UC Investment Trust, The Winter Harbor Fund and The James Advantage Funds.

          (b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise noted with an asterisk(*), the address of the persons named below is 312 Walnut Street, Cincinnati, Ohio 45202.

               *The   address  is  4500  Park  Granada   Boulevard,   Calabasas,
               California 91302.

                                            Position                 Position
                                            with                     with
               Name                         Distributor              Registrant
               ----                         -----------              ----------

               *Angelo R. Mozilo            Chairman of              None
                                            the Board/
                                            Director

               *Andrew S. Bielanski         Director                 None

               *Thomas H. Boone             Director                 None

               *Marshall M. Gates           Director                 None

               Robert H. Leshner            President/               None
                                            Vice Chairman/
                                            Chief Executive
                                            Officer/Director

               Maryellen Peretzky           Vice President,          None
                                            Secretary

               Robert L. Bennett            Vice President,          Treasurer
                                            Chief Operations
                                            Officer

               Terrie A. Wiedenheft         Vice President,          None
                                            Chief Financial
                                            Officer, Treasurer

          (c)  Inapplicable

Item 28.  Locations of Accounts and Records
          ---------------------------------

          The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal executive office at 312 Walnut Street, Cincinnati, Ohio 45202. Certain records, including records relating to the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's investment advisors and custodians.

Item 29.  Management Services
          -------------------

          Not Applicable

Item 30.  Undertakings
          ------------

           Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and the State of Ohio on the 2nd day of June, 1999.

                                        WILLIAMSBURG INVESTMENT TRUST

                                        By: /s/ Tina D. Hosking
                                            -------------------------
                                            Tina D. Hosking,
                                            Attorney-in-Fact

     The term "Williamsburg Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated July 18, 1988, as amended, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                            Title                        Date
---------                            -----                        ----

/s/ John T. Bruce                    Trustee and Chairman         June 2, 1999
-----------------------------        (principal executive
John T. Bruce                        officer)

/s/ Robert L. Bennett                Treasurer (principal         June 2, 1999
-----------------------------        financial and
Robert L. Bennett                    accounting officer)

Austin Brockenbrough III*            Trustee

Charles M. Caravati, Jr.*            Trustee

J. Finley Lee, Jr.*                  Trustee

Richard Mitchell*                    Trustee

Richard L. Morrill*                  Trustee

Harris V. Morrissette*               Trustee

Fred T. Tattersall*                  Trustee

Erwin H. Will, Jr*                   Trustee

Samuel B. Witt III*                  Trustee



*By: /s/ Tina D. Hosking
     --------------------
     Tina D. Hosking
     Attorney-in-Fact
     June 3, 1999

                                INDEX TO EXHIBITS
                                -----------------

Exhibit
Number                        Description of Exhibit

   a.        Declaration of Trust*

   b.        Bylaws*

   c.        Not Applicable

   d. (i)    Investment Advisory Agreement for The Jamestown Equity Fund*

      (ii)   Investment Advisory Agreement for The Jamestown Balanced Fund*

      (iii)  Sub-Advisory Agreement for The Jamestown Balanced Fund*

      (iv) Investment Advisory Agreement for The Jamestown International Equity Fund*

      (v)    Sub-Advisory Agreement for The Jamestown International Equity Fund*

      (vi) Investment Advisory Agreement for The Jamestown Tax Exempt Virginia Fund*

      (vii) Investment Advisory Agreements for The Jamestown Bond Fund and The Jamestown Short Term Bond Fund*

      (viii) Investment Advisory Agreements for the FBP Contrarian Balanced Fund and the FBP Contrarian Equity Fund*

      (ix) Investment Advisory Agreements for The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund*

      (x)    Investment Advisory Agreement for The Davenport Equity Fund*

   e. Underwriting Agreement for the FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund*

   f.        Not Applicable


   g. (i)    Custodian Agreement with The Northern Trust Company*

      (ii)   Custodian Agreement with Firstar Bank, N.A.*

   h.        Administration, Accounting and Transfer Agency Agreement*

   i.        Opinion and Consent of Counsel*

   j.        Not Applicable

   k.        Not Applicable

   l.        Not Applicable

   m.        Plan of Distribution Pursuant to Rule 12b-1*

   n.        Not Applicable

   o. Rule 18f-3 Plan Adopted With Respect to the Multiple Class Distribution System*

---------------------
*    Previously filed as Exhibit to Registration Statement on Form N-1A